Schwab Strategic Trust
Schwab International Dividend Equity ETF

Portfolio Holdings as of November 30, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.5% OF NET ASSETS

Australia 11.4%
BHP Group Ltd.	2,113,479	57,755,439
Insurance Australia Group Ltd.	501,301	2,551,125
Medibank Pvt Ltd.	585,362	1,823,432
QBE Insurance Group Ltd.	316,945	4,001,162
Rio Tinto Ltd.	477,135	41,391,095
Telstra Group Ltd.	5,127,011	16,542,487
Wesfarmers Ltd.	1,008,567	54,156,930
		178,221,670

Brazil 1.5%
Ambev SA	2,660,274	6,900,621
Banco do Brasil SA	611,673	2,572,296
BB Seguridade Participacoes SA	139,643	891,455
Engie Brasil Energia SA	449,145	2,575,573
Klabin SA	1,252,027	4,156,865
Neoenergia SA	237,919	1,437,791
TIM SA	1,035,415	4,908,493
		23,443,094

Canada 3.8%
Bank of Nova Scotia	262,201	18,233,037
BCE, Inc.	394,111	9,306,793
Great-West Lifeco, Inc.	58,236	2,706,582
iA Financial Corp., Inc.	19,003	2,250,016
Manulife Financial Corp.	360,007	12,775,400
Quebecor, Inc., Class B	197,436	7,458,111
Sun Life Financial, Inc.	120,253	7,145,049
		59,874,988

China 1.4%
China Construction Bank Corp., H Shares	20,826,666	21,854,945

Denmark 0.1%
Tryg AS	69,473	1,721,847

Finland 2.9%
Elisa OYJ	183,721	8,042,564
Kesko OYJ, B Shares	168,710	3,592,866
Kone OYJ, B Shares	501,189	34,050,094
		45,685,524

France 11.0%
AXA SA	360,752	16,286,299
Cie Generale des Etablissements Michelin SCA	907,788	29,656,979
TotalEnergies SE	950,391	62,649,083
Vinci SA	438,586	62,225,400
		170,817,761

SECURITY	NUMBER OF SHARES	VALUE ($)
Germany 6.4%
Allianz SE	81,718	35,308,139
Deutsche Post AG	1,234,377	64,221,527
		99,529,666

Hong Kong 0.4%
BOC Hong Kong Holdings Ltd.	762,069	3,666,654
Hang Seng Bank Ltd.	147,584	2,885,107
		6,551,761

India 3.3%
HCL Technologies Ltd.	1,363,270	24,754,444
ITC Ltd.	1,866,524	8,435,589
Power Grid Corp. of India Ltd.	5,855,379	17,671,366
		50,861,399

Indonesia 1.4%
Bank Central Asia Tbk. PT	11,560,745	5,743,931
Bank Rakyat Indonesia Persero Tbk. PT	14,429,589	3,188,285
Telkom Indonesia Persero Tbk. PT, Class B	58,464,699	12,321,290
		21,253,506

Italy 8.0%
Enel SpA	6,420,466	66,375,962
Eni SpA	2,669,378	49,976,099
Generali	221,180	8,773,684
		125,125,745

Japan 6.7%
Daito Trust Construction Co. Ltd.	393,728	7,533,943
Japan Tobacco, Inc.	687,541	25,849,427
Ono Pharmaceutical Co. Ltd.	5,021,137	70,804,306
		104,187,676

Malaysia 0.4%
Bursa Malaysia Bhd.	125,400	250,345
Telekom Malaysia Bhd.	3,082,600	5,534,880
		5,785,225

Mexico 0.5%
Arca Continental SAB de CV	307,573	3,134,731
Coca-Cola Femsa SAB de CV	326,814	2,829,469
Kimberly-Clark de Mexico SAB de CV, A Shares	833,973	1,774,130
		7,738,330

Netherlands 3.0%
Koninklijke Ahold Delhaize NV	571,441	23,642,587
Koninklijke KPN NV	5,006,513	22,892,627
		46,535,214

Schwab International Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
New Zealand 0.2%
Spark New Zealand Ltd.	2,426,925	3,148,578

Norway 1.1%
DNB Bank ASA	178,962	4,787,115
Gjensidige Forsikring ASA	37,878	1,060,782
Telenor ASA	809,490	11,695,195
		17,543,092

Qatar 0.7%
Industries Qatar QSC	2,417,774	8,068,100
Ooredoo QPSC	990,505	3,468,536
		11,536,636

Republic of Korea 0.7%
Cheil Worldwide, Inc.	91,188	1,404,419
KT&G Corp.	63,084	6,241,269
LG Uplus Corp.	278,072	2,847,560
		10,493,248

Russia 0.0%
Severstal PAO *(a)(b)	708	0

Saudi Arabia 2.0%
Jarir Marketing Co.	739,752	2,504,325
Saudi Telecom Co.	2,448,229	27,840,288
		30,344,613

Singapore 2.2%
DBS Group Holdings Ltd.	425,374	17,801,236
Genting Singapore Ltd.	7,216,694	4,234,789
Jardine Cycle & Carriage Ltd.	78,516	2,069,673
Singapore Exchange Ltd.	173,680	2,260,931
United Overseas Bank Ltd.	304,578	7,991,013
		34,357,642

South Africa 0.9%
Bidvest Group Ltd.	435,353	5,807,587
Sanlam Ltd.	341,419	1,828,941
Vodacom Group Ltd.	773,399	6,058,951
		13,695,479

Spain 1.5%
Endesa SA	409,118	14,842,315
Mapfre SA	206,494	955,711
Naturgy Energy Group SA	235,707	7,254,543
		23,052,569

Switzerland 10.1%
Coca-Cola HBC AG *	122,726	6,159,741
Kuehne & Nagel International AG	68,226	13,688,534
Roche Holding AG	174,556	66,826,720
SGS SA	212,145	24,349,316
Swisscom AG	32,567	23,382,372
Zurich Insurance Group AG	30,888	22,203,815
		156,610,498

SECURITY	NUMBER OF SHARES	VALUE ($)
Taiwan 0.5%
Chicony Electronics Co. Ltd.	820,752	3,138,131
Chipbond Technology Corp.	801,000	1,357,757
Radiant Opto-Electronics Corp.	595,405	2,286,006
Tung Ho Steel Enterprise Corp.	627,000	1,362,479
		8,144,373

Thailand 0.6%
Central Pattana PCL NVDR	1,723,700	2,864,356
PTT Exploration & Production PCL NVDR	1,781,200	5,892,151
Tisco Financial Group PCL NVDR	96,096	316,390
TMBThanachart Bank PCL NVDR	9,786,900	586,697
		9,659,594

United Arab Emirates 0.3%
Abu Dhabi Islamic Bank PJSC	299,262	1,621,442
Emirates NBD Bank PJSC	518,944	3,447,523
		5,068,965

United Kingdom 15.5%
British American Tobacco PLC	1,064,815	62,374,998
GSK PLC	2,965,471	70,372,849
Imperial Brands PLC	474,673	20,176,450
Schroders PLC	193,299	994,775
Unilever PLC	914,939	55,086,646
Vodafone Group PLC	26,079,201	32,488,555
		241,494,273
Total Common Stocks (Cost $1,315,063,037)		1,534,337,911

PREFERRED STOCKS 0.8% OF NET ASSETS

Brazil 0.6%
Itau Unibanco Holding SA	1,125,666	8,772,408

Republic of Korea 0.2%
Hyundai Motor Co.	26,931	3,525,120

Russia 0.0%
Sberbank of Russia PJSC *(a)(b)	69,290	0
Total Preferred Stocks (Cost $9,894,730)		12,297,528

Schwab International Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (c)	1,190,293	1,190,293
Total Short-Term Investments (Cost $1,190,293)		1,190,293

Total Investments in Securities (Cost $1,326,148,060)		1,547,825,732

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/19/25	63	8,879,535	67,714
MSCI Emerging Markets Index, expires 12/19/25	23	1,584,240	(4,754)
			62,960

*	Non-income producing security.
(a)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(b)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(c)	The rate shown is the annualized 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,534,337,911	$—	$—	$1,534,337,911
Russia	—	—	0 *	0
Preferred Stocks[1]	12,297,528	—	—	12,297,528
Russia	—	—	0 *	0
Short-Term Investments[1]	1,190,293	—	—	1,190,293
Futures Contracts[2]	67,714	—	—	67,714
Liabilities
Futures Contracts[2]	(4,754)	—	—	(4,754)
Total	$1,547,888,692	$—	$0	$1,547,888,692

*	Level 3 amount shown includes securities determined to have no value at November 30, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab International Equity ETF

Portfolio Holdings as of November 30, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.0% OF NET ASSETS

Australia 5.8%
a2 Milk Co. Ltd.	1,488,525	9,361,516
AGL Energy Ltd.	1,192,032	7,348,306
ALS Ltd.	1,042,162	15,261,436
AMP Ltd.	5,640,272	6,417,575
Ampol Ltd.	529,978	10,694,409
Ansell Ltd.	302,746	7,443,296
ANZ Group Holdings Ltd.	6,272,995	142,503,088
APA Group	2,748,890	16,693,208
Aristocrat Leisure Ltd.	1,183,894	45,295,045
ASX Ltd.	404,275	15,430,192
Atlas Arteria Ltd.	2,340,547	7,643,956
Aurizon Holdings Ltd.	4,006,093	9,405,362
Bank of Queensland Ltd.	1,489,971	6,292,673
Beach Energy Ltd.	3,535,157	2,735,660
Bendigo & Adelaide Bank Ltd.	1,243,687	8,351,846
BHP Group Ltd.	10,352,225	282,897,204
BlueScope Steel Ltd.	908,943	14,466,980
Brambles Ltd.	2,864,959	45,204,897
CAR Group Ltd.	772,150	17,606,694
Challenger Ltd.	1,148,614	6,688,959
Charter Hall Group	944,322	15,395,461
Cleanaway Waste Management Ltd.	4,510,424	7,956,849
Cochlear Ltd.	134,883	24,684,609
Coles Group Ltd.	2,793,900	40,895,592
Commonwealth Bank of Australia	3,527,604	352,817,078
Computershare Ltd.	1,135,286	26,728,290
CSL Ltd.	1,024,270	125,140,752
Deterra Royalties Ltd.	848,973	2,254,864
Dexus	2,222,221	10,434,502
Domino's Pizza Enterprises Ltd. (a)	133,261	1,868,453
Downer EDI Ltd.	1,373,390	7,124,294
Dyno Nobel Ltd.	3,851,459	8,612,934
Endeavour Group Ltd.	3,306,310	8,022,630
Evolution Mining Ltd.	4,269,383	33,262,356
Flight Centre Travel Group Ltd. (a)	409,085	3,629,801
Fortescue Ltd.	3,301,250	46,351,792
Goodman Group	4,141,761	80,615,840
GPT Group	4,068,064	14,806,493
GQG Partners, Inc., Class A	1,965,289	2,384,348
Harvey Norman Holdings Ltd.	1,172,417	5,335,966
HUB24 Ltd.	148,042	10,067,813
IGO Ltd. *	1,543,206	6,851,474
Iluka Resources Ltd.	839,101	3,549,322
Insignia Financial Ltd. *	1,315,510	3,925,337
Insurance Australia Group Ltd.	4,814,481	24,500,935
James Hardie Industries PLC *	1,202,231	23,944,411
JB Hi-Fi Ltd.	232,501	14,969,914
Lendlease Corp. Ltd.	1,373,237	4,709,975
Light & Wonder, Inc. *	174,488	17,507,674
Lottery Corp. Ltd.	4,528,924	16,246,275
Lynas Rare Earths Ltd. *	2,000,025	18,979,091
Macquarie Group Ltd.	714,472	92,323,246
Magellan Financial Group Ltd.	390,369	2,434,598
Medibank Pvt Ltd.	5,781,505	18,009,679
Metcash Ltd.	2,362,686	5,732,964
Mineral Resources Ltd. *	362,494	11,667,474
Mirvac Group	8,584,224	12,159,795
SECURITY	NUMBER OF SHARES	VALUE ($)
National Australia Bank Ltd.	6,431,444	169,131,428
Netwealth Group Ltd.	237,926	4,459,391
New Hope Corp. Ltd.	1,059,697	2,654,707
NEXTDC Ltd. *	1,393,204	12,398,411
Northern Star Resources Ltd.	3,000,684	53,446,772
Orica Ltd.	1,019,439	15,938,188
Origin Energy Ltd.	3,683,977	28,218,323
Orora Ltd.	2,599,269	3,801,260
Perpetual Ltd.	223,858	2,817,209
Pilbara Minerals Ltd. *	6,134,904	16,294,245
Pro Medicus Ltd.	112,665	19,693,498
Qantas Airways Ltd.	1,543,582	10,102,566
QBE Insurance Group Ltd.	3,202,642	40,430,637
Qube Holdings Ltd.	3,675,362	11,714,071
Ramsay Health Care Ltd.	396,498	9,571,462
REA Group Ltd.	93,232	11,978,241
Reece Ltd. (a)	518,776	4,324,111
Region Group	2,401,176	3,763,512
Rio Tinto Ltd.	777,394	67,438,332
Santos Ltd.	6,877,692	29,046,917
Scentre Group	11,022,216	29,491,749
SEEK Ltd.	682,677	10,959,687
SGH Ltd.	396,192	12,287,017
Sigma Healthcare Ltd.	8,964,759	16,931,778
Sims Ltd.	317,345	3,558,764
Sonic Healthcare Ltd.	968,025	14,810,604
South32 Ltd.	9,237,733	19,507,101
Steadfast Group Ltd.	2,302,210	7,835,807
Stockland	4,734,088	18,689,783
Suncorp Group Ltd.	2,284,127	26,303,662
Technology One Ltd.	623,428	12,306,208
Telix Pharmaceuticals Ltd. *	590,730	5,896,240
Telstra Group Ltd.	8,566,867	27,641,307
TPG Telecom Ltd.	726,272	1,786,085
Transurban Group	6,418,198	62,841,186
Treasury Wine Estates Ltd.	1,697,943	6,480,635
Vicinity Ltd.	7,939,850	12,809,107
Washington H Soul Pattinson & Co. Ltd.	644,709	15,990,304
Wesfarmers Ltd.	2,366,130	127,053,867
Westpac Banking Corp.	7,192,461	177,305,127
Whitehaven Coal Ltd.	1,654,606	7,519,679
WiseTech Global Ltd.	394,830	18,907,035
Woodside Energy Group Ltd.	4,030,253	65,890,991
Woolworths Group Ltd.	2,593,879	49,875,255
Worley Ltd.	1,071,564	9,374,441
Xero Ltd. *	329,250	26,396,485
Yancoal Australia Ltd.	618,581	2,206,820
		3,091,525,188

Austria 0.3%
ANDRITZ AG	137,730	9,950,204
BAWAG Group AG *	161,160	21,583,762
Erste Group Bank AG	599,003	65,450,563
OMV AG	299,663	16,581,867
Raiffeisen Bank International AG	260,838	10,576,886
Strabag SE	31,610	2,828,414

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Telekom Austria AG	209,557	2,169,357
Verbund AG	142,438	10,496,963
		139,638,016

Belgium 0.9%
Ackermans & van Haaren NV	43,861	11,219,001
Ageas SA	365,441	24,980,242
Anheuser-Busch InBev SA	2,002,527	123,220,274
Argenx SE *	128,365	116,557,315
D'ieteren Group	44,339	7,718,648
Elia Group SA	93,622	11,310,784
Groupe Bruxelles Lambert NV	158,686	13,729,361
KBC Group NV	484,727	59,714,703
Lotus Bakeries NV	829	7,446,626
Sofina SA	30,934	8,730,995
Syensqo SA	146,324	11,931,300
UCB SA	251,186	70,109,130
Warehouses De Pauw CVA	377,796	9,812,541
		476,480,920

Canada 10.9%
Agnico Eagle Mines Ltd.	1,057,144	184,872,233
Alamos Gold, Inc., Class A	875,715	33,142,802
Alimentation Couche-Tard, Inc.	1,624,671	88,957,453
AltaGas Ltd.	610,109	18,871,561
ARC Resources Ltd.	1,212,926	21,760,539
AtkinsRealis Group, Inc.	345,475	21,493,524
Bank of Montreal	1,517,792	192,613,308
Bank of Nova Scotia	2,648,880	184,198,865
Barrick Mining Corp.	3,619,125	151,691,456
BCE, Inc.	667,664	15,766,650
Bombardier, Inc., Class B *	182,262	30,344,096
Brookfield Asset Management Ltd., Class A	818,808	43,223,759
Brookfield Corp.	4,454,422	210,826,558
CAE, Inc. *	657,610	18,034,095
Cameco Corp. *	912,752	81,156,064
Canadian Imperial Bank of Commerce	1,982,362	171,822,245
Canadian National Railway Co.	1,170,890	112,406,448
Canadian Natural Resources Ltd.	4,359,453	147,884,604
Canadian Pacific Kansas City Ltd.	1,977,540	143,600,570
Canadian Tire Corp. Ltd., Class A	101,869	12,424,065
Celestica, Inc. *	240,906	82,967,885
Cenovus Energy, Inc.	2,973,373	53,173,264
CGI, Inc.	413,356	36,907,156
Constellation Software, Inc.	41,543	100,791,802
Descartes Systems Group, Inc. *	175,170	14,422,734
Dollarama, Inc.	563,811	80,867,981
Element Fleet Management Corp.	817,944	21,844,306
Emera, Inc.	630,835	30,689,882
Enbridge, Inc.	4,618,925	225,073,401
Fairfax Financial Holdings Ltd.	46,309	79,935,968
First Quantum Minerals Ltd. *	1,422,475	32,489,225
FirstService Corp.	83,607	13,178,725
Fortis, Inc.	1,051,092	55,236,900
Franco-Nevada Corp.	404,536	84,778,302
George Weston Ltd.	337,842	23,223,987
GFL Environmental, Inc.	560,926	25,582,780
Gildan Activewear, Inc.	381,654	21,953,900
Great-West Lifeco, Inc.	583,597	27,123,310
Hydro One Ltd.	691,807	27,165,105
iA Financial Corp., Inc.	191,284	22,648,640
Imperial Oil Ltd.	324,717	32,540,415
Intact Financial Corp.	379,131	77,618,441
Ivanhoe Mines Ltd., Class A *	1,537,998	16,129,644
Keyera Corp.	467,651	15,146,116
SECURITY	NUMBER OF SHARES	VALUE ($)
Kinross Gold Corp.	2,582,701	72,957,760
Loblaw Cos. Ltd.	1,206,968	53,679,578
Lundin Gold, Inc.	206,993	17,486,866
Lundin Mining Corp.	1,416,191	26,524,692
Magna International, Inc.	571,834	28,053,318
Manulife Financial Corp.	3,587,545	127,309,531
Metro, Inc.	417,658	30,037,941
National Bank of Canada	826,165	100,125,947
Nutrien Ltd.	1,026,578	59,869,296
Open Text Corp.	522,131	17,622,226
Pan American Silver Corp.	872,854	39,658,959
Pembina Pipeline Corp.	1,218,310	47,341,094
Power Corp. of Canada	1,154,338	58,915,497
RB Global, Inc.	388,812	38,182,535
Restaurant Brands International, Inc.	691,096	50,338,143
Royal Bank of Canada	2,996,708	464,623,555
Saputo, Inc.	505,505	14,363,224
Shopify, Inc., Class A *	2,549,733	408,271,870
Stantec, Inc.	237,758	22,920,482
Sun Life Financial, Inc.	1,186,263	70,483,960
Suncor Energy, Inc.	2,565,821	115,660,264
TC Energy Corp.	2,188,268	118,513,851
Teck Resources Ltd., Class B	1,010,485	43,121,662
TELUS Corp.	1,115,701	14,678,065
TFI International, Inc.	159,657	13,957,461
Thomson Reuters Corp.	287,847	39,138,768
TMX Group Ltd.	591,452	21,764,992
Toronto-Dominion Bank	3,620,128	305,518,496
Tourmaline Oil Corp.	782,358	36,097,175
Waste Connections, Inc.	545,478	97,082,993
Wheaton Precious Metals Corp.	957,645	105,426,475
Whitecap Resources, Inc.	2,488,158	20,864,795
WSP Global, Inc.	273,822	48,015,342
		5,815,187,577

Denmark 1.4%
AP Moller - Maersk AS, Class A	5,713	11,451,744
AP Moller - Maersk AS, Class B	8,336	16,677,181
Carlsberg AS, Class B	193,727	24,070,252
Coloplast AS, Class B	275,329	24,848,277
Danske Bank AS	1,368,331	62,936,210
Demant AS *	172,303	5,868,824
DSV AS	400,221	91,263,199
Genmab AS *	128,805	40,810,100
H Lundbeck AS (a)	623,332	4,302,449
H Lundbeck AS, Class A	14,100	76,684
Novo Nordisk AS, Class B	6,736,542	331,828,733
Novonesis Novozymes B, Class B	741,388	46,265,468
Orsted AS *(a)	998,846	21,224,799
Pandora AS	158,733	18,972,484
Rockwool AS, B Shares	164,842	5,569,869
Tryg AS	655,960	16,257,574
Vestas Wind Systems AS	2,154,311	51,267,614
		773,691,461

Finland 0.9%
Elisa OYJ	301,755	13,209,617
Fortum OYJ	876,877	18,007,495
Kesko OYJ, B Shares	577,696	12,302,673
Kone OYJ, B Shares	666,581	45,286,600
Metso OYJ	1,466,941	24,140,872
Neste OYJ	853,382	16,480,139
Nokia OYJ	10,713,593	65,177,279
Nordea Bank Abp	6,965,175	123,191,592
Orion OYJ, B Shares	226,374	16,196,594
Sampo OYJ, A Shares	4,946,724	58,184,258
Stora Enso OYJ, R Shares	1,221,998	14,366,270

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
UPM-Kymmene OYJ	1,092,809	29,816,795
Valmet OYJ	308,991	10,080,237
Wartsila OYJ Abp	964,736	31,248,731
		477,689,152

France 8.4%
Accor SA	454,050	24,566,315
Aeroports de Paris SA	83,023	12,169,307
Air Liquide SA	1,216,270	233,073,953
Airbus SE	1,235,700	293,200,178
Alstom SA *	702,871	18,386,269
Amundi SA	124,640	9,980,921
Arkema SA	104,712	6,373,911
AXA SA	3,664,114	165,417,954
Ayvens SA	749,270	9,652,179
BioMerieux	91,379	11,442,790
BNP Paribas SA	2,117,559	181,095,702
Bollore SE	1,522,182	8,444,201
Bouygues SA	410,630	20,501,477
Bureau Veritas SA	733,238	23,469,471
Capgemini SE	328,690	51,420,992
Carrefour SA	1,302,586	20,052,925
Cie de Saint-Gobain SA	955,959	95,345,167
Cie Generale des Etablissements Michelin SCA	1,386,102	45,283,257
Covivio SA	120,229	7,771,923
Credit Agricole SA	1,993,912	38,227,870
Danone SA	1,338,012	119,567,955
Dassault Aviation SA	36,618	11,499,699
Dassault Systemes SE	1,399,153	39,149,524
Edenred SE	515,368	11,059,065
Eiffage SA	154,397	21,323,078
Engie SA	3,709,739	94,286,939
EssilorLuxottica SA	610,165	218,598,908
Eurazeo SE	94,143	5,970,934
Eurofins Scientific SE	241,266	16,419,282
Euronext NV	183,528	28,179,043
FDJ UNITED	225,215	6,340,919
Gecina SA	108,830	10,091,587
Getlink SE	749,943	13,560,003
Hermes International SCA	71,580	174,451,640
Ipsen SA	75,541	10,897,275
Kering SA	149,641	50,849,389
Klepierre SA	442,100	17,218,945
Legrand SA	513,449	77,792,594
L'Oreal SA	482,902	210,498,330
LVMH Moet Hennessy Louis Vuitton SE	538,057	396,833,117
Orange SA	4,380,832	72,144,472
Pernod Ricard SA	407,883	36,723,955
Publicis Groupe SA	485,220	47,291,015
Renault SA	398,733	15,950,986
Rexel SA	472,739	17,989,824
Safran SA	735,784	247,891,390
Sanofi SA	2,269,584	225,889,009
Sartorius Stedim Biotech	59,057	14,208,059
Schneider Electric SE	1,145,377	307,060,891
SCOR SE	366,871	11,827,956
SEB SA	50,545	2,857,917
Societe Generale SA	1,510,453	105,072,247
Sodexo SA	182,819	9,662,253
SPIE SA	296,175	16,058,882
STMicroelectronics NV	1,376,744	31,597,718
Teleperformance SE	114,055	7,841,397
Thales SA	190,205	49,755,364
TotalEnergies SE	3,914,480	258,039,672
Unibail-Rodamco-Westfield *	216,741	23,045,993
Veolia Environnement SA	1,255,156	42,665,923
SECURITY	NUMBER OF SHARES	VALUE ($)
Vinci SA	1,056,141	149,842,440
Wendel SE	54,235	5,060,574
		4,508,942,925

Germany 7.2%
adidas AG	349,094	64,984,655
Allianz SE	817,142	353,064,975
Aumovio SE *	115,520	4,973,878
BASF SE	1,870,084	97,447,684
Bayer AG	2,095,751	74,146,379
Bayerische Motoren Werke AG	596,185	60,915,126
Bechtle AG	161,711	8,332,716
Beiersdorf AG	221,349	23,803,122
Brenntag SE	265,105	15,214,171
Carl Zeiss Meditec AG, Bearer Shares	70,904	3,665,093
Commerzbank AG	1,576,579	61,990,224
Continental AG	231,041	17,305,418
CTS Eventim AG & Co. KGaA	117,641	11,516,165
Daimler Truck Holding AG	1,073,560	45,438,727
Delivery Hero SE *	480,661	11,212,411
Deutsche Bank AG	3,729,312	132,481,768
Deutsche Boerse AG	390,566	104,479,102
Deutsche Lufthansa AG	1,294,339	12,422,746
Deutsche Post AG	2,001,364	104,125,929
Deutsche Telekom AG	6,968,853	224,514,727
Deutsche Wohnen SE	134,208	3,395,463
DWS Group GmbH & Co. KGaA	63,860	3,965,033
E.ON SE	4,666,456	83,130,353
Evonik Industries AG	564,384	8,691,799
Fielmann Group AG	47,524	2,418,503
Fraport AG Frankfurt Airport Services Worldwide *	83,454	7,007,285
Fresenius Medical Care AG	444,502	21,279,516
Fresenius SE & Co. KGaA	860,334	47,257,164
FUCHS SE	57,981	2,055,706
GEA Group AG	316,977	21,483,482
Hannover Rueck SE	128,626	38,722,448
Heidelberg Materials AG	268,601	68,984,752
Henkel AG & Co. KGaA	215,058	16,148,194
Hensoldt AG	126,131	10,005,169
HOCHTIEF AG	32,263	11,412,578
Infineon Technologies AG	2,723,706	114,839,077
KION Group AG	143,181	10,726,195
Knorr-Bremse AG	141,204	14,978,119
LEG Immobilien SE	155,815	11,717,861
Mercedes-Benz Group AG	1,598,927	107,923,768
Merck KGaA	267,571	36,021,442
MTU Aero Engines AG	114,905	46,980,284
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	275,024	173,633,517
Nemetschek SE	122,949	13,733,771
Qiagen NV	441,081	21,051,756
Rational AG	10,941	8,177,244
RENK Group AG	148,707	8,706,762
Rheinmetall AG	95,422	163,953,614
RTL Group SA	77,528	3,063,654
RWE AG	1,395,953	70,862,039
SAP SE	2,174,073	526,197,020
Scout24 SE	147,809	15,112,658
Siemens AG	1,550,136	410,714,259
Siemens Energy AG *	1,351,358	180,827,214
Siemens Healthineers AG	627,193	31,182,773
Symrise AG	283,461	23,501,676
Talanx AG	128,137	16,655,460
Traton SE (a)	148,717	5,067,348
Volkswagen AG	59,818	6,907,470

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Vonovia SE	1,495,606	45,337,173
Zalando SE *	499,314	13,443,916
		3,859,308,531

Hong Kong 1.9%
AAC Technologies Holdings, Inc.	1,532,768	7,225,209
AIA Group Ltd.	22,150,630	229,313,191
ASMPT Ltd.	691,400	6,687,014
Bank of East Asia Ltd.	2,111,683	3,561,241
BOC Aviation Ltd.	411,433	3,744,095
BOC Hong Kong Holdings Ltd.	7,669,517	36,901,473
Brightoil Petroleum Holdings Ltd. *(b)	2,936,732	0
Budweiser Brewing Co. APAC Ltd.	3,354,818	3,451,512
Cathay Pacific Airways Ltd.	1,973,803	3,057,448
Champion REIT (a)	3,868,458	1,132,871
Chow Tai Fook Jewellery Group Ltd.	3,581,337	6,278,932
CK Asset Holdings Ltd.	3,841,192	19,695,384
CK Hutchison Holdings Ltd.	5,610,887	39,601,089
CK Infrastructure Holdings Ltd.	1,315,258	9,105,580
CLP Holdings Ltd.	3,340,672	29,177,674
CTF Services Ltd.	3,131,402	3,048,709
Dah Sing Banking Group Ltd.	758,305	1,068,460
DFI Retail Group Holdings Ltd.	626,803	2,156,202
First Pacific Co. Ltd.	4,400,431	3,538,160
FIT Hon Teng Ltd. *(a)	3,989,176	2,608,008
Galaxy Entertainment Group Ltd.	4,485,513	23,183,447
Hang Lung Group Ltd.	1,754,549	3,522,349
Hang Lung Properties Ltd.	3,670,377	4,242,883
Hang Seng Bank Ltd.	1,484,250	29,015,471
Henderson Land Development Co. Ltd.	2,905,602	10,949,749
Hong Kong & China Gas Co. Ltd.	22,674,696	21,085,697
Hong Kong Exchanges & Clearing Ltd.	2,516,731	132,857,640
Hongkong Land Holdings Ltd.	2,198,013	13,957,383
HUTCHMED China Ltd. *(a)	985,390	2,845,197
Hysan Development Co. Ltd.	1,231,561	2,803,029
Jardine Matheson Holdings Ltd.	386,543	25,357,221
Johnson Electric Holdings Ltd.	893,561	3,436,243
Kerry Properties Ltd.	1,194,747	3,228,714
KLN Logistics Group Ltd.	570,320	514,970
Lenovo Group Ltd.	16,350,728	20,329,203
Link REIT	5,412,780	25,640,070
Man Wah Holdings Ltd.	3,029,596	1,856,141
MGM China Holdings Ltd.	1,974,420	4,189,455
MMG Ltd. *	9,084,053	8,062,424
MTR Corp. Ltd.	3,176,625	12,599,437
NagaCorp Ltd.	2,824,351	1,850,107
New World Development Co. Ltd. *	2,812,805	2,482,014
Nexteer Automotive Group Ltd.	1,839,095	1,388,959
Orient Overseas International Ltd.	260,974	4,236,939
PCCW Ltd.	8,373,493	6,453,062
Power Assets Holdings Ltd.	2,846,293	19,028,662
PRADA SpA	1,135,602	6,721,196
Samsonite Group SA	2,689,272	6,642,353
Sands China Ltd.	4,589,554	12,497,244
Shangri-La Asia Ltd. (a)	2,209,850	1,282,948
Shenzhou International Group Holdings Ltd.	1,701,862	15,137,426
Sino Land Co. Ltd.	7,444,111	9,982,085
SITC International Holdings Co. Ltd.	2,872,586	9,866,028
SJM Holdings Ltd. *	4,668,942	1,619,161
Sun Hung Kai Properties Ltd.	2,916,915	36,940,996
Super Hi International Holding Ltd. *(a)	612,168	1,136,178
Swire Pacific Ltd., A Shares	740,899	6,352,113
SECURITY	NUMBER OF SHARES	VALUE ($)
Swire Pacific Ltd., B Shares	1,643,562	2,507,901
Swire Properties Ltd.	2,081,340	5,710,211
Techtronic Industries Co. Ltd.	2,971,092	34,765,012
United Energy Group Ltd.	29,884,005	1,899,993
VTech Holdings Ltd.	328,429	2,653,384
WH Group Ltd.	16,809,563	17,574,733
Wharf Holdings Ltd.	2,142,127	6,493,295
Wharf Real Estate Investment Co. Ltd.	3,377,998	10,656,036
Wynn Macau Ltd.	2,946,039	2,474,709
Xinyi Glass Holdings Ltd. (a)	3,243,203	3,569,956
Yue Yuen Industrial Holdings Ltd.	1,949,217	4,118,452
		997,070,128

Ireland 0.3%
AIB Group PLC	4,481,247	46,026,317
Bank of Ireland Group PLC	2,023,055	37,471,808
Kerry Group PLC, Class A	352,973	32,750,959
Kingspan Group PLC	320,002	27,426,302
Ryanair Holdings PLC	138,621	4,539,940
		148,215,326

Israel 0.9%
Airport City Ltd. *	143,936	2,701,784
Amot Investments Ltd.	433,255	3,231,181
Azrieli Group Ltd.	71,478	7,247,477
Bank Hapoalim BM	2,821,034	60,890,177
Bank Leumi Le-Israel BM	3,199,346	66,923,290
Bezeq The Israeli Telecommunication Corp. Ltd.	5,851,206	11,497,163
Big Shopping Centers Ltd.	39,856	8,933,199
Camtek Ltd. *	56,594	5,979,953
Clal Insurance Enterprises Holdings Ltd.	135,434	7,816,700
Delek Group Ltd.	20,242	5,309,826
Elbit Systems Ltd.	55,453	25,989,123
Energix-Renewable Energies Ltd.	524,100	2,289,195
Enlight Renewable Energy Ltd. *	230,294	9,075,668
Fattal Holdings 1998 Ltd. *	13,123	2,375,410
FIBI Holdings Ltd.	19,850	1,627,339
First International Bank of Israel Ltd.	118,522	8,919,367
Gav-Yam Lands Corp. Ltd.	83,815	979,591
Harel Insurance Investments & Financial Services Ltd.	263,436	9,782,962
ICL Group Ltd.	1,592,597	8,805,365
Israel Corp. Ltd.	9,081	2,505,392
Israel Discount Bank Ltd., A Shares	2,609,591	27,253,372
Melisron Ltd.	46,744	5,820,745
Menora Mivtachim Holdings Ltd.	52,547	5,818,649
Migdal Insurance & Financial Holdings Ltd.	1,007,385	4,084,495
Mivne Real Estate KD Ltd.	1,316,318	5,656,496
Mizrahi Tefahot Bank Ltd.	314,523	21,978,739
Next Vision Stabilized Systems Ltd.	144,010	6,219,378
Nice Ltd. *	136,236	14,206,942
Nova Ltd. *	63,968	19,933,510
OPC Energy Ltd. *	222,393	4,590,493
Phoenix Financial Ltd.	469,990	18,882,753
Shapir Engineering & Industry Ltd.	302,931	2,726,342
Shikun & Binui Ltd. *	532,389	3,005,686
Shufersal Ltd.	386,859	4,634,323
Strauss Group Ltd.	94,108	2,832,548
Teva Pharmaceutical Industries Ltd. *	2,446,432	64,151,585
Tower Semiconductor Ltd. *	238,086	25,244,897
		489,921,115

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Italy 2.8%
A2A SpA	3,338,587	9,140,179
Amplifon SpA	287,100	4,411,489
Banca Mediolanum SpA	459,425	9,831,949
Banca Monte dei Paschi di Siena SpA	4,384,666	41,487,573
Banco BPM SpA	3,086,592	44,472,344
BPER Banca SpA	2,968,550	35,760,682
Brunello Cucinelli SpA	68,011	7,234,743
Buzzi SpA	188,657	11,626,032
Davide Campari-Milano NV	1,232,858	8,393,038
DiaSorin SpA	50,761	3,639,503
Enel SpA	16,323,273	168,753,007
Eni SpA	4,066,404	76,131,223
Ferrari NV	251,061	98,424,443
FinecoBank Banca Fineco SpA	1,313,146	32,232,015
Generali	2,067,289	82,004,431
Hera SpA	1,605,195	7,682,641
Infrastrutture Wireless Italiane SpA (a)	708,876	6,486,883
Interpump Group SpA	156,665	7,963,613
Intesa Sanpaolo SpA	32,967,203	213,720,952
Italgas SpA	1,221,177	13,782,636
Leonardo SpA	847,157	46,120,436
Mediobanca Banca di Credito Finanziario SpA	235,111	4,563,553
Moncler SpA	479,729	32,358,296
Nexi SpA	1,271,350	5,929,898
Pirelli & C SpA	830,594	5,774,039
Poste Italiane SpA	964,282	23,064,610
Prysmian SpA	606,464	60,740,713
Recordati Industria Chimica e Farmaceutica SpA	226,530	13,381,586
Reply SpA	43,748	5,818,444
Snam SpA	4,350,033	28,947,716
Stellantis NV	4,543,356	48,472,799
Telecom Italia SpA *	23,112,382	13,003,833
Tenaris SA	733,561	14,796,196
Terna - Rete Elettrica Nazionale	3,001,748	31,659,687
UniCredit SpA	3,296,794	245,214,502
Unipol Assicurazioni SpA	826,976	18,959,811
		1,481,985,495

Japan 21.1%
ABC-Mart, Inc.	200,277	3,483,832
Acom Co. Ltd.	773,929	2,355,760
Activia Properties, Inc.	4,221	3,878,830
Advance Residence Investment Corp.	5,362	5,879,130
Advantest Corp.	1,551,175	204,520,510
Aeon Co. Ltd.	5,230,119	94,765,533
AEON Financial Service Co. Ltd.	226,062	2,268,588
AEON REIT Investment Corp.	3,746	3,262,297
AGC, Inc.	399,513	13,827,425
Aica Kogyo Co. Ltd.	105,804	2,419,152
Air Water, Inc.	361,465	5,100,583
Aisin Corp.	1,118,042	19,917,698
Ajinomoto Co., Inc.	2,005,666	46,565,382
Alfresa Holdings Corp.	384,243	5,818,431
Alps Alpine Co. Ltd.	391,764	5,090,045
ALSOK Co. Ltd.	696,083	5,459,824
Amada Co. Ltd.	573,125	6,823,879
Amano Corp.	133,411	3,599,233
ANA Holdings, Inc.	310,985	5,871,947
Aozora Bank Ltd. (a)	211,816	3,278,024
Asahi Group Holdings Ltd.	3,141,161	36,484,167
Asahi Intecc Co. Ltd.	449,829	8,435,915
Asahi Kasei Corp.	2,577,448	21,537,919
SECURITY	NUMBER OF SHARES	VALUE ($)
Asics Corp.	1,417,438	33,980,362
Astellas Pharma, Inc.	3,721,387	46,955,533
Azbil Corp.	1,008,296	9,517,591
Bandai Namco Holdings, Inc.	1,181,825	34,663,332
BayCurrent, Inc.	290,363	12,721,639
Bic Camera, Inc.	196,685	2,014,745
BIPROGY, Inc.	152,824	5,896,529
Blue Zones Holdings Co. Ltd.	43,593	2,399,640
Bridgestone Corp.	1,158,782	54,378,472
Brother Industries Ltd.	508,588	10,184,797
Calbee, Inc.	141,731	2,702,471
Canon Marketing Japan, Inc.	91,591	4,015,213
Canon, Inc.	1,789,873	52,830,215
Capcom Co. Ltd.	692,899	16,975,026
Casio Computer Co. Ltd.	416,420	3,446,373
Central Japan Railway Co.	1,831,944	50,104,050
Chiba Bank Ltd.	1,339,526	14,116,312
Chubu Electric Power Co., Inc.	1,542,393	24,116,879
Chugai Pharmaceutical Co. Ltd.	1,347,622	72,316,479
Chugin Financial Group, Inc.	333,448	4,985,160
Chugoku Electric Power Co., Inc.	600,799	3,934,743
Coca-Cola Bottlers Japan Holdings, Inc.	279,579	5,170,554
COMSYS Holdings Corp.	215,847	5,953,255
Cosmo Energy Holdings Co. Ltd.	260,942	6,780,646
Cosmos Pharmaceutical Corp.	84,444	4,041,732
Credit Saison Co. Ltd.	188,687	4,748,310
CyberAgent, Inc.	919,084	8,224,933
Dai Nippon Printing Co. Ltd.	829,008	14,024,871
Daicel Corp.	386,761	3,257,913
Daido Steel Co. Ltd.	331,966	3,363,270
Daifuku Co. Ltd.	745,323	23,599,109
Dai-ichi Life Holdings, Inc.	7,317,566	57,138,444
Daiichi Sankyo Co. Ltd.	3,911,665	96,857,889
Daikin Industries Ltd.	575,026	74,747,853
Daito Trust Construction Co. Ltd.	626,577	11,989,484
Daiwa House Industry Co. Ltd.	1,215,714	41,500,215
Daiwa House REIT Investment Corp.	8,492	7,705,653
Daiwa Office Investment Corp.	1,186	2,895,649
Daiwa Securities Group, Inc.	2,872,713	23,830,356
Daiwa Securities Living Investments Corp.	3,586	2,612,805
Denso Corp.	3,859,833	50,940,891
Dentsu Group, Inc.	438,740	9,966,891
Dentsu Soken, Inc.	64,669	3,273,855
Dexerials Corp.	317,771	6,081,532
DIC Corp.	164,806	4,096,652
Disco Corp.	186,320	52,212,583
DMG Mori Co. Ltd.	306,550	5,382,550
Dowa Holdings Co. Ltd.	121,834	4,747,661
East Japan Railway Co.	2,190,600	56,796,973
Ebara Corp.	965,933	25,304,288
Eisai Co. Ltd.	541,707	16,999,290
Electric Power Development Co. Ltd.	329,430	6,643,487
ENEOS Holdings, Inc.	5,416,439	35,698,863
EXEO Group, Inc.	375,640	5,914,434
Ezaki Glico Co. Ltd.	99,048	3,490,958
FANUC Corp.	1,965,274	63,296,809
Fast Retailing Co. Ltd.	372,945	136,559,291
Food & Life Cos. Ltd.	224,378	10,108,153
FP Corp.	88,302	1,531,775
Frontier Real Estate Investment Corp.	5,759	3,505,960
Fuji Electric Co. Ltd.	296,229	20,653,454
Fuji Media Holdings, Inc.	93,129	2,097,118
Fuji Oil Co. Ltd.	91,705	2,120,292
FUJIFILM Holdings Corp.	2,485,617	53,519,213
Fujikura Ltd.	566,970	65,216,991
Fujitec Co. Ltd.	150,415	5,481,641

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Fujitsu Ltd.	3,604,164	95,779,994
Fukuoka Financial Group, Inc.	352,767	10,866,716
Furukawa Electric Co. Ltd.	144,607	9,199,989
Fuyo General Lease Co. Ltd.	110,331	2,956,772
GLP J-Reit	9,670	9,171,163
GMO internet group, Inc.	110,566	2,841,911
GMO Payment Gateway, Inc.	98,128	6,313,394
Goldwin, Inc.	208,737	3,947,343
GS Yuasa Corp.	192,663	5,132,330
Gunma Bank Ltd.	676,142	7,515,337
Hachijuni Bank Ltd.	779,768	8,362,331
Hakuhodo DY Holdings, Inc.	463,616	3,505,715
Hamamatsu Photonics KK	625,421	6,362,421
Hankyu Hanshin Holdings, Inc.	499,321	12,546,220
Harmonic Drive Systems, Inc.	140,128	2,774,723
Haseko Corp.	515,593	9,869,121
Heiwa Corp.	106,336	1,397,598
Hikari Tsushin, Inc.	37,933	10,559,497
Hino Motors Ltd. *	533,198	1,342,818
Hirogin Holdings, Inc.	576,574	5,721,402
Hirose Electric Co. Ltd.	61,378	6,932,312
Hisamitsu Pharmaceutical Co., Inc.	134,816	3,704,524
Hitachi Construction Machinery Co. Ltd.	190,316	5,543,007
Hitachi Ltd.	9,288,885	295,720,479
Honda Motor Co. Ltd.	8,246,480	83,072,519
Horiba Ltd.	77,123	7,143,947
Hoshizaki Corp.	219,154	7,401,100
House Foods Group, Inc.	140,239	2,629,537
Hoya Corp.	715,894	107,579,073
Hulic Co. Ltd.	1,013,990	11,192,552
Ibiden Co. Ltd.	269,786	20,538,659
Idemitsu Kosan Co. Ltd.	1,681,251	12,465,283
IHI Corp.	1,903,007	33,968,766
Iida Group Holdings Co. Ltd.	276,952	4,401,416
Industrial & Infrastructure Fund Investment Corp.	4,971	4,806,946
INFRONEER Holdings, Inc.	430,913	5,537,943
Inpex Corp.	1,857,429	39,648,164
Internet Initiative Japan, Inc.	262,855	4,839,362
Invincible Investment Corp.	16,394	7,017,746
Isetan Mitsukoshi Holdings Ltd.	671,115	10,478,511
Isuzu Motors Ltd.	1,148,367	17,466,511
Ito En Ltd.	111,242	2,313,948
ITOCHU Corp.	2,675,025	160,450,074
Itoham Yonekyu Holdings, Inc.	44,823	1,651,600
Iwatani Corp.	400,628	4,366,986
Iyogin Holdings, Inc.	515,026	8,472,103
Izumi Co. Ltd.	79,569	1,511,327
J Front Retailing Co. Ltd.	493,913	7,132,540
Japan Airlines Co. Ltd.	288,986	5,394,529
Japan Airport Terminal Co. Ltd.	132,605	3,846,862
Japan Exchange Group, Inc.	2,158,062	24,775,188
Japan Hotel REIT Investment Corp.	10,814	5,980,443
Japan Logistics Fund, Inc.	4,682	3,108,332
Japan Metropolitan Fund Invest	14,416	11,372,058
Japan Post Bank Co. Ltd.	3,718,920	44,743,815
Japan Post Holdings Co. Ltd.	3,699,052	36,386,061
Japan Post Insurance Co. Ltd.	369,303	10,282,740
Japan Prime Realty Investment Corp.	7,248	4,937,279
Japan Real Estate Investment Corp.	15,034	12,880,781
Japan Steel Works Ltd.	142,452	8,430,274
Japan Tobacco, Inc.	2,301,380	86,524,809
Jeol Ltd.	103,987	3,213,901
JFE Holdings, Inc.	1,252,792	15,373,897
JGC Holdings Corp.	418,332	5,105,500
JMDC, Inc.	68,940	1,899,660
JTEKT Corp.	452,543	4,922,728
Justsystems Corp.	68,648	2,256,740
SECURITY	NUMBER OF SHARES	VALUE ($)
JX Advanced Metals Corp.	1,110,398	11,876,029
Kadokawa Corp.	231,365	4,909,000
Kagome Co. Ltd.	148,276	2,591,148
Kajima Corp.	865,386	32,275,210
Kakaku.com, Inc.	252,338	3,725,644
Kamigumi Co. Ltd.	179,602	5,744,272
Kandenko Co. Ltd.	244,555	7,754,298
Kaneka Corp.	115,469	3,248,375
Kansai Electric Power Co., Inc.	2,078,219	35,544,803
Kansai Paint Co. Ltd.	321,195	4,942,966
Kao Corp.	968,023	39,167,557
Kawasaki Heavy Industries Ltd.	329,459	20,863,274
Kawasaki Kisen Kaisha Ltd.	793,495	10,568,916
KDDI Corp.	5,807,807	100,096,744
KDX Realty Investment Corp.	7,704	8,792,582
Keihan Holdings Co. Ltd.	194,300	4,214,710
Keikyu Corp.	497,123	4,870,882
Keio Corp.	209,769	5,476,443
Keisei Electric Railway Co. Ltd.	908,625	7,380,213
Kewpie Corp.	206,880	5,839,836
Keyence Corp.	392,727	133,736,064
Kikkoman Corp.	1,583,326	14,509,171
Kinden Corp.	243,033	10,098,212
Kintetsu Group Holdings Co. Ltd.	407,910	7,728,202
Kioxia Holdings Corp. *	174,030	10,489,754
Kirin Holdings Co. Ltd.	1,697,945	26,695,982
Kobayashi Pharmaceutical Co. Ltd.	117,754	3,938,968
Kobe Bussan Co. Ltd.	270,529	6,573,829
Kobe Steel Ltd.	729,883	9,132,307
Koei Tecmo Holdings Co. Ltd.	232,599	3,179,325
Koito Manufacturing Co. Ltd.	367,145	5,344,248
Kokusai Electric Corp.	371,720	10,233,317
Kokuyo Co. Ltd.	820,496	4,902,996
Komatsu Ltd.	1,904,151	62,499,593
Konami Group Corp.	205,723	31,422,029
Konica Minolta, Inc.	898,103	3,776,579
Kose Corp.	67,813	2,239,719
Kotobuki Spirits Co. Ltd.	249,184	2,940,547
Kraftia Corp.	99,108	5,030,660
K's Holdings Corp.	293,719	2,963,541
Kubota Corp.	2,120,978	30,635,594
Kuraray Co. Ltd.	612,953	6,033,296
Kurita Water Industries Ltd.	217,597	8,669,020
Kusuri No. Aoki Holdings Co. Ltd.	93,845	2,350,184
Kyocera Corp.	2,864,237	39,223,803
Kyoto Financial Group, Inc.	506,001	11,024,693
Kyowa Kirin Co. Ltd.	477,230	8,044,560
Kyushu Electric Power Co., Inc.	937,377	10,464,023
Kyushu Financial Group, Inc.	744,750	4,593,540
Kyushu Railway Co.	317,115	8,167,159
LaSalle Logiport REIT	3,817	3,798,655
Lasertec Corp.	166,564	29,971,914
Lion Corp.	492,214	5,221,790
Lixil Corp.	591,875	7,012,989
LY Corp.	5,641,020	15,200,570
M3, Inc.	849,377	14,026,559
Mabuchi Motor Co. Ltd.	198,654	3,534,526
Macnica Holdings, Inc.	263,478	3,917,135
Makita Corp.	513,683	14,934,827
Marubeni Corp.	3,081,830	81,346,093
Marui Group Co. Ltd.	362,933	7,379,599
Maruichi Steel Tube Ltd.	359,802	3,325,949
Maruwa Co. Ltd.	19,536	5,929,029
MatsukiyoCocokara & Co.	704,363	13,044,595
Mazda Motor Corp.	1,298,353	9,509,885
McDonald's Holdings Co. Japan Ltd.	182,300	7,441,532
Mebuki Financial Group, Inc.	1,975,991	12,909,470
Medipal Holdings Corp.	425,177	7,428,677
MEIJI Holdings Co. Ltd.	546,486	11,798,214

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mercari, Inc. *	221,056	3,760,998
Metaplanet, Inc. *(a)	1,995,756	5,115,683
Minebea Mitsumi, Inc.	762,639	15,497,137
MISUMI Group, Inc.	596,112	8,625,574
Mitsubishi Chemical Group Corp.	2,849,634	16,093,447
Mitsubishi Corp.	7,111,203	168,700,247
Mitsubishi Electric Corp.	4,211,645	113,974,860
Mitsubishi Estate Co. Ltd.	2,338,468	55,221,112
Mitsubishi Gas Chemical Co., Inc.	335,853	5,805,597
Mitsubishi HC Capital, Inc.	1,729,379	13,847,222
Mitsubishi Heavy Industries Ltd.	6,787,053	171,666,121
Mitsubishi Logistics Corp.	607,241	4,558,685
Mitsubishi Materials Corp.	243,237	4,880,327
Mitsubishi Motors Corp.	1,247,657	2,976,627
Mitsubishi UFJ Financial Group, Inc.	23,464,216	364,405,815
Mitsui & Co. Ltd.	5,325,502	141,524,234
Mitsui Chemicals, Inc.	389,342	9,820,251
Mitsui Fudosan Accommodations Fund, Inc.	4,600	3,917,591
Mitsui Fudosan Co. Ltd.	5,570,627	65,451,744
Mitsui Fudosan Logistics Park, Inc.	5,854	4,520,391
Mitsui Kinzoku Co. Ltd.	122,647	14,013,432
Mitsui OSK Lines Ltd.	687,484	19,529,744
Miura Co. Ltd.	194,428	3,818,788
Mizuho Financial Group, Inc.	5,168,985	181,287,119
Modec, Inc.	104,038	10,457,136
Money Forward, Inc. *	87,922	2,351,723
MonotaRO Co. Ltd.	513,333	7,541,275
Mori Hills REIT Investment Corp.	2,818	2,710,553
Morinaga & Co. Ltd.	146,361	2,504,222
Morinaga Milk Industry Co. Ltd.	144,925	3,482,658
MS&AD Insurance Group Holdings, Inc.	2,600,267	57,737,425
Murata Manufacturing Co. Ltd.	3,519,100	72,456,702
Nabtesco Corp.	222,646	4,852,413
Nagase & Co. Ltd.	208,060	4,894,510
Nagoya Railroad Co. Ltd.	387,290	4,083,856
Nankai Electric Railway Co. Ltd.	212,496	4,006,173
NEC Corp.	2,600,661	98,176,828
Nexon Co. Ltd.	809,764	19,713,511
NGK Insulators Ltd.	558,231	11,021,530
NH Foods Ltd.	215,982	9,558,293
NHK Spring Co. Ltd.	315,764	5,160,885
Nichias Corp.	105,795	4,214,173
Nichirei Corp.	408,400	5,095,513
NIDEC Corp.	1,998,702	25,219,124
Nifco, Inc.	164,226	5,056,751
Nihon Kohden Corp.	374,210	3,803,249
Nihon M&A Center Holdings, Inc.	674,463	3,164,638
Nikkon Holdings Co. Ltd.	178,030	4,217,731
Nikon Corp.	603,795	6,989,783
Nintendo Co. Ltd.	2,128,905	181,171,794
Nippon Building Fund, Inc.	16,560	15,843,691
Nippon Electric Glass Co. Ltd.	154,874	5,748,351
Nippon Express Holdings, Inc.	503,558	10,687,498
Nippon Kayaku Co. Ltd.	224,071	2,352,710
Nippon Paint Holdings Co. Ltd.	2,017,086	13,158,562
Nippon Prologis REIT, Inc.	14,039	8,465,683
Nippon Sanso Holdings Corp.	385,572	12,559,196
Nippon Shinyaku Co. Ltd.	100,890	2,348,820
Nippon Shokubai Co. Ltd.	259,141	3,103,714
Nippon Steel Corp.	10,612,263	42,972,695
Nippon Television Holdings, Inc.	115,416	2,958,436
Nippon Yusen KK	856,431	27,166,507
Nipro Corp.	336,507	3,247,546
Nissan Chemical Corp.	259,075	8,764,223
Nissan Motor Co. Ltd. *	4,596,701	11,317,222
Nisshin Seifun Group, Inc.	513,835	6,168,983
Nissin Foods Holdings Co. Ltd. (a)	411,245	7,471,192
SECURITY	NUMBER OF SHARES	VALUE ($)
Niterra Co. Ltd.	385,359	16,663,906
Nitori Holdings Co. Ltd.	911,852	15,788,684
Nitto Denko Corp.	1,459,378	36,108,032
NOF Corp.	450,404	9,146,621
NOK Corp.	135,243	2,411,061
Nomura Holdings, Inc.	6,196,691	46,758,114
Nomura Real Estate Holdings, Inc.	1,210,300	7,432,429
Nomura Real Estate Master Fund, Inc.	9,042	9,873,482
Nomura Research Institute Ltd.	874,955	34,953,345
NS Solutions Corp.	132,358	3,241,732
NSK Ltd.	843,227	4,964,800
NTT, Inc.	58,642,270	58,548,322
Obayashi Corp.	1,409,196	28,752,836
OBIC Business Consultants Co. Ltd.	54,951	3,080,144
Obic Co. Ltd.	688,526	22,158,139
Odakyu Electric Railway Co. Ltd.	665,655	7,548,071
Oji Holdings Corp.	1,741,063	9,168,892
OKUMA Corp.	112,380	2,711,379
Olympus Corp.	2,315,620	31,161,820
Omron Corp.	385,472	9,878,260
Ono Pharmaceutical Co. Ltd.	798,694	11,262,583
Open House Group Co. Ltd.	143,549	8,439,081
Oracle Corp. Japan	72,090	6,201,911
Organo Corp.	51,900	4,440,019
Oriental Land Co. Ltd.	2,247,579	43,309,645
ORIX Corp.	2,425,398	65,946,579
Orix JREIT, Inc.	11,290	7,755,771
Osaka Gas Co. Ltd.	747,531	26,270,170
Otsuka Corp.	453,522	8,971,627
Otsuka Holdings Co. Ltd.	939,512	53,258,078
PALTAC Corp.	60,062	1,808,980
Pan Pacific International Holdings Corp.	4,106,029	24,920,346
Panasonic Holdings Corp.	4,801,576	60,354,318
Park24 Co. Ltd.	254,414	3,012,862
PeptiDream, Inc. *	262,190	2,990,697
Persol Holdings Co. Ltd.	4,005,605	7,210,346
Pola Orbis Holdings, Inc.	149,258	1,284,547
Rakus Co. Ltd.	373,972	2,960,861
Rakuten Bank Ltd. *	196,029	9,310,906
Rakuten Group, Inc. *	3,120,539	19,087,180
Recruit Holdings Co. Ltd.	2,870,045	147,244,987
Relo Group, Inc.	203,168	2,232,830
Renesas Electronics Corp.	3,422,277	40,604,587
Resona Holdings, Inc.	4,744,622	48,327,950
Resonac Holdings Corp.	389,025	16,268,998
Resorttrust, Inc.	338,952	4,224,682
Ricoh Co. Ltd.	1,132,474	10,167,229
Rinnai Corp.	246,230	6,276,853
Rohm Co. Ltd.	737,832	9,905,531
Rohto Pharmaceutical Co. Ltd.	414,450	6,720,703
Rorze Corp.	201,950	2,712,510
Round One Corp.	328,858	2,136,892
Ryohin Keikaku Co. Ltd.	1,019,480	20,245,873
Sankyo Co. Ltd.	390,915	6,768,679
Sankyu, Inc.	95,326	5,158,783
Sanrio Co. Ltd.	397,482	14,223,258
Santen Pharmaceutical Co. Ltd.	678,836	6,958,015
Sanwa Holdings Corp.	409,685	10,567,011
Sapporo Holdings Ltd.	151,767	7,878,657
Sawai Group Holdings Co. Ltd.	230,619	2,929,105
SBI Holdings, Inc.	1,136,666	23,949,746
SCREEN Holdings Co. Ltd.	189,586	15,617,610
SCSK Corp.	300,464	10,951,869
Secom Co. Ltd.	849,672	28,743,470
Sega Sammy Holdings, Inc.	297,761	5,115,650
Seibu Holdings, Inc.	340,413	10,577,780
Seiko Epson Corp.	598,240	7,456,436

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Seino Holdings Co. Ltd.	140,435	2,028,006
Sekisui Chemical Co. Ltd.	822,000	14,003,762
Sekisui House Ltd.	1,274,219	28,554,590
Sekisui House Reit, Inc.	8,241	4,203,676
Seven & i Holdings Co. Ltd.	4,745,045	65,314,685
Seven Bank Ltd.	1,344,620	2,496,228
SG Holdings Co. Ltd.	765,277	7,652,770
Sharp Corp. *	620,130	3,093,696
SHIFT, Inc. *	443,396	2,752,721
Shikoku Electric Power Co., Inc.	311,848	3,123,476
Shimadzu Corp.	526,009	15,030,273
Shimamura Co. Ltd.	101,542	7,281,352
Shimano, Inc.	164,924	17,433,011
Shimizu Corp.	1,083,426	19,238,535
Shin-Etsu Chemical Co. Ltd.	3,918,565	118,071,725
Shionogi & Co. Ltd.	1,588,271	27,282,028
Shiseido Co. Ltd.	828,525	11,792,080
Shizuoka Financial Group, Inc.	954,906	13,844,760
SHO-BOND Holdings Co. Ltd.	88,295	2,861,312
SKY Perfect JSAT Holdings, Inc.	280,530	3,478,536
Skylark Holdings Co. Ltd.	484,976	11,498,950
SMC Corp.	114,676	40,329,503
Socionext, Inc.	388,678	5,544,359
SoftBank Corp.	59,294,777	84,809,960
SoftBank Group Corp.	2,069,636	223,144,029
Sojitz Corp.	451,858	13,215,507
Sompo Holdings, Inc.	1,844,260	58,536,493
Sony Financial Group, Inc. *	12,647,925	11,979,259
Sony Group Corp.	12,684,533	371,879,132
Sotetsu Holdings, Inc.	150,673	2,681,313
Square Enix Holdings Co. Ltd.	570,429	11,412,235
Stanley Electric Co. Ltd.	233,761	4,579,349
Subaru Corp.	1,230,054	27,659,465
Sugi Holdings Co. Ltd.	201,023	4,748,291
SUMCO Corp.	801,933	6,336,324
Sumitomo Bakelite Co. Ltd.	92,899	3,031,347
Sumitomo Chemical Co. Ltd.	3,052,147	9,329,536
Sumitomo Corp.	2,130,498	66,870,741
Sumitomo Electric Industries Ltd.	1,608,310	63,291,456
Sumitomo Forestry Co. Ltd.	1,037,855	11,040,303
Sumitomo Heavy Industries Ltd.	224,038	6,110,258
Sumitomo Metal Mining Co. Ltd.	531,673	17,485,074
Sumitomo Mitsui Financial Group, Inc.	7,772,701	234,002,879
Sumitomo Mitsui Trust Group, Inc.	1,319,131	38,217,182
Sumitomo Pharma Co. Ltd. *	347,762	6,083,885
Sumitomo Realty & Development Co. Ltd.	676,229	32,682,596
Sumitomo Rubber Industries Ltd.	351,061	4,898,656
Sundrug Co. Ltd.	130,542	3,623,053
Suntory Beverage & Food Ltd.	248,458	7,884,422
Suzuken Co. Ltd.	127,139	4,950,314
Suzuki Motor Corp.	3,745,166	58,583,468
Sysmex Corp.	980,757	9,339,346
T&D Holdings, Inc.	973,842	21,174,277
Taiheiyo Cement Corp.	223,970	5,438,144
Taisei Corp.	308,312	26,375,938
Taiyo Holdings Co. Ltd.	146,824	4,384,491
Taiyo Yuden Co. Ltd.	242,622	5,066,998
Takara Holdings, Inc.	346,032	3,328,382
Takasago Thermal Engineering Co. Ltd.	221,602	6,449,960
Takashimaya Co. Ltd.	641,269	6,907,870
Takeda Pharmaceutical Co. Ltd.	3,324,388	95,992,902
TBS Holdings, Inc.	67,105	2,501,010
TDK Corp.	4,050,041	66,427,939
TechnoPro Holdings, Inc.	43,814	1,360,326
Teijin Ltd.	363,384	3,058,666
Terumo Corp.	3,059,321	47,835,586
SECURITY	NUMBER OF SHARES	VALUE ($)
THK Co. Ltd.	227,542	5,831,083
TIS, Inc.	454,498	15,031,491
Tobu Railway Co. Ltd.	402,480	6,774,199
Toda Corp.	472,612	3,676,712
Toei Animation Co. Ltd.	101,226	1,864,946
Toho Co. Ltd.	222,834	12,844,549
Toho Gas Co. Ltd.	176,258	5,507,427
Tohoku Electric Power Co., Inc.	1,047,054	7,726,259
Tokai Carbon Co. Ltd.	386,168	2,543,933
Tokio Marine Holdings, Inc.	3,873,072	136,730,238
Tokyo Century Corp.	332,001	4,202,935
Tokyo Electric Power Co. Holdings, Inc. *	3,116,425	15,836,751
Tokyo Electron Ltd.	937,851	191,116,064
Tokyo Gas Co. Ltd.	717,120	29,098,391
Tokyo Metro Co. Ltd. (a)	617,410	6,352,142
Tokyo Ohka Kogyo Co. Ltd.	217,466	8,351,642
Tokyo Seimitsu Co. Ltd.	88,054	5,854,279
Tokyo Tatemono Co. Ltd.	392,368	8,674,589
Tokyu Corp.	1,044,593	12,203,095
Tokyu Fudosan Holdings Corp.	1,195,932	11,127,800
Tomy Co. Ltd.	182,680	3,387,862
TOPPAN Holdings, Inc.	518,413	16,736,717
Toray Industries, Inc.	3,139,057	20,417,449
Toridoll Holdings Corp.	83,952	2,416,613
Tosoh Corp.	548,884	8,281,624
TOTO Ltd.	310,788	8,133,664
Toyo Seikan Group Holdings Ltd.	230,043	5,491,254
Toyo Suisan Kaisha Ltd.	183,004	13,146,266
Toyo Tire Corp.	237,832	6,544,381
Toyoda Gosei Co. Ltd.	147,085	3,364,905
Toyota Boshoku Corp.	122,488	1,901,880
Toyota Industries Corp.	357,425	40,037,097
Toyota Motor Corp.	22,393,139	449,584,777
Toyota Tsusho Corp.	1,467,844	47,539,145
Trend Micro, Inc.	261,793	13,078,745
TS Tech Co. Ltd.	183,356	2,119,081
Tsumura & Co.	132,796	3,326,495
Tsuruha Holdings, Inc. (a)	596,512	10,584,701
UBE Corp.	197,054	3,166,376
Ulvac, Inc.	95,224	4,089,049
U-Next Holdings Co. Ltd.	96,416	1,293,167
Unicharm Corp.	2,411,239	14,150,674
United Urban Investment Corp.	6,296	7,443,845
USS Co. Ltd.	809,865	9,040,595
Visional, Inc. *	44,006	2,955,353
West Japan Railway Co.	962,827	19,176,330
Workman Co. Ltd.	46,155	2,123,633
Yakult Honsha Co. Ltd. (a)	518,630	8,122,600
Yamada Holdings Co. Ltd.	1,148,061	3,521,064
Yamaguchi Financial Group, Inc.	402,722	5,259,516
Yamaha Corp.	795,898	5,510,848
Yamaha Motor Co. Ltd. (a)	1,947,369	14,120,141
Yamato Holdings Co. Ltd.	562,092	8,097,295
Yamato Kogyo Co. Ltd.	65,407	4,377,931
Yamazaki Baking Co. Ltd.	276,784	5,810,602
Yaskawa Electric Corp.	533,537	13,809,394
Yokogawa Electric Corp.	533,958	17,081,181
Yokohama Financial Group, Inc.	2,307,884	18,257,500
Yokohama Rubber Co. Ltd.	262,539	10,419,122
Zenkoku Hosho Co. Ltd.	260,945	5,300,837
Zensho Holdings Co. Ltd.	190,117	11,459,407
Zeon Corp.	369,323	4,223,370
ZOZO, Inc.	879,969	7,590,120
		11,294,391,384

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Netherlands 3.7%
ABN AMRO Bank NV, GDR	1,090,738	36,899,720
Adyen NV *	55,667	86,608,616
Aegon Ltd.	2,676,900	21,603,838
Akzo Nobel NV	362,921	23,603,385
ArcelorMittal SA	910,271	39,277,529
ASM International NV	96,591	53,179,642
ASML Holding NV	831,208	871,472,863
ASR Nederland NV	334,599	22,584,636
BE Semiconductor Industries NV	151,662	22,863,883
CTP NV	280,415	5,975,001
CVC Capital Partners PLC	451,010	7,453,500
DSM-Firmenich AG	382,510	31,411,935
EXOR NV	205,729	17,333,897
Heineken Holding NV	247,479	17,677,892
Heineken NV	590,409	48,087,301
IMCD NV	124,139	11,133,698
ING Groep NV, Series N	6,301,537	163,451,190
InPost SA *	563,826	6,608,921
JDE Peet's NV	321,987	11,815,831
Koninklijke Ahold Delhaize NV	1,909,260	78,993,012
Koninklijke KPN NV	7,868,801	35,980,637
Koninklijke Philips NV	1,632,531	45,963,840
Koninklijke Vopak NV	128,984	5,843,993
NN Group NV	555,741	40,297,446
Prosus NV *	2,687,816	169,255,734
Randstad NV	218,290	8,491,842
Universal Music Group NV	1,956,237	50,128,488
Wolters Kluwer NV	495,251	52,648,367
		1,986,646,637

New Zealand 0.2%
Air New Zealand Ltd.	2,948,701	1,007,157
Auckland International Airport Ltd.	3,553,961	16,321,206
Contact Energy Ltd.	1,729,246	9,559,445
EBOS Group Ltd.	414,535	6,781,967
Fisher & Paykel Healthcare Corp. Ltd.	1,213,467	25,982,827
Fletcher Building Ltd. *	2,443,430	4,698,880
Infratil Ltd.	1,932,564	12,946,559
Mainfreight Ltd.	160,077	6,175,154
Mercury NZ Ltd.	1,481,147	5,407,604
Meridian Energy Ltd.	2,604,955	8,418,956
Ryman Healthcare Ltd. *	1,590,797	2,657,403
Spark New Zealand Ltd.	3,478,250	4,512,517
		104,469,675

Norway 0.4%
Aker ASA, A Shares	47,237	3,685,573
Aker BP ASA	643,380	15,670,315
DNB Bank ASA	1,739,513	46,530,820
Equinor ASA	1,412,548	32,560,514
Gjensidige Forsikring ASA	383,459	10,738,854
Kongsberg Gruppen ASA	873,088	20,695,304
Mowi ASA	924,926	21,000,258
Norsk Hydro ASA	2,650,140	18,968,507
Orkla ASA	1,338,741	14,337,413
Salmar ASA	142,623	8,335,330
Telenor ASA	1,334,069	19,274,107
Var Energi ASA	1,700,912	5,320,186
Vend Marketplaces ASA, B Shares	337,376	9,374,892
Yara International ASA	347,857	12,710,451
		239,202,524

SECURITY	NUMBER OF SHARES	VALUE ($)
Poland 0.3%
Allegro.eu SA *	1,487,076	13,076,087
Bank Polska Kasa Opieki SA	375,290	20,584,355
Dino Polska SA *	1,045,155	11,706,011
KGHM Polska Miedz SA *	300,141	17,429,906
LPP SA	2,720	12,691,766
mBank SA *	25,178	7,086,266
ORLEN SA	1,238,423	31,940,235
Powszechna Kasa Oszczednosci Bank Polski SA	1,833,981	38,938,987
Powszechny Zaklad Ubezpieczen SA	1,191,376	20,543,388
Santander Bank Polska SA	84,687	11,963,902
		185,960,903

Portugal 0.2%
Banco Comercial Portugues SA, Class R	19,098,178	18,205,839
EDP Renovaveis SA	688,157	9,160,412
EDP SA	6,455,459	28,813,796
Galp Energia SGPS SA	890,041	17,936,961
Jeronimo Martins SGPS SA	592,475	14,054,487
		88,171,495

Republic of Korea 4.8%
Alteogen, Inc. *	84,202	30,516,891
Amorepacific Corp.	58,991	4,985,946
Amorepacific Holdings Corp.	49,284	953,408
BGF retail Co. Ltd.	15,264	1,124,055
BNK Financial Group, Inc.	586,396	6,000,925
Celltrion Pharm, Inc. *	42,125	1,773,051
Celltrion, Inc.	300,726	37,952,433
Cheil Worldwide, Inc.	132,704	2,043,821
CJ CheilJedang Corp.	15,092	2,149,916
CJ Corp.	24,499	2,933,583
CJ Logistics Corp.	15,016	932,214
Coway Co. Ltd.	108,726	6,358,029
DB Insurance Co. Ltd.	89,950	7,614,847
Dongsuh Cos., Inc.	60,698	1,130,878
Doosan Bobcat, Inc. *	94,496	3,546,853
Doosan Co. Ltd.	17,713	10,550,837
Doosan Enerbility Co. Ltd. *	941,711	48,921,715
Ecopro BM Co. Ltd. *	107,586	10,965,996
Ecopro Co. Ltd.	204,863	11,770,934
Ecopro Materials Co. Ltd. *	65,565	2,585,775
E-MART, Inc.	37,320	1,984,445
F&F Co. Ltd.	46,763	2,308,499
Green Cross Corp.	18,131	1,671,753
GS Engineering & Construction Corp.	122,167	1,604,914
GS Holdings Corp.	105,873	4,060,271
GS Retail Co. Ltd.	59,563	872,800
Hana Financial Group, Inc.	556,324	35,293,937
Hanjin Kal Corp.	47,603	3,314,553
Hankook Tire & Technology Co. Ltd.	142,200	5,946,554
Hanmi Pharm Co. Ltd.	14,530	4,510,213
Hanmi Science Co. Ltd. *	47,452	1,253,534
Hanmi Semiconductor Co. Ltd.	89,236	7,499,792
Hanon Systems *	318,201	814,624
Hanwha Aerospace Co. Ltd.	71,306	41,310,109
Hanwha Corp.	58,170	3,140,583
Hanwha Life Insurance Co. Ltd. *	669,412	1,370,095
Hanwha Ocean Co. Ltd. *	260,695	19,109,184
Hanwha Solutions Corp.	253,292	4,813,866
Hanwha Systems Co. Ltd.	144,624	4,543,317
Hanwha Vision Co. Ltd. *	68,251	2,011,818
HD Hyundai Co. Ltd.	85,679	11,447,947
HD Hyundai Electric Co. Ltd.	47,855	25,218,526

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
HD Hyundai Heavy Industries Co. Ltd.	46,638	16,966,192
HD Hyundai Marine Solution Co. Ltd.	28,823	3,647,340
HD Hyundai Mipo (b)	47,643	7,048,379
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	95,108	26,514,997
Hite Jinro Co. Ltd.	60,265	770,805
HL Mando Co. Ltd.	62,868	1,992,078
HLB, Inc. *	268,035	8,547,813
HMM Co. Ltd.	633,694	8,247,308
Hotel Shilla Co. Ltd. *	59,636	1,845,060
HYBE Co. Ltd. *	44,983	9,160,853
Hyosung Heavy Industries Corp.	10,403	13,447,185
Hyundai Autoever Corp.	13,850	1,902,356
Hyundai Engineering & Construction Co. Ltd.	159,296	7,257,221
Hyundai Glovis Co. Ltd.	80,629	9,013,299
Hyundai Marine & Fire Insurance Co. Ltd. *	109,008	2,227,376
Hyundai Mobis Co. Ltd.	125,903	26,496,433
Hyundai Motor Co.	272,724	48,493,745
Hyundai Rotem Co. Ltd.	150,354	17,962,940
Hyundai Steel Co.	189,120	3,883,605
iM Financial Group Co. Ltd.	305,882	2,974,272
Industrial Bank of Korea	548,483	7,664,180
Kakao Corp.	656,791	26,215,368
Kakao Games Corp. *	78,352	831,656
KakaoBank Corp.	418,697	6,163,798
Kakaopay Corp. *	60,867	2,052,836
Kangwon Land, Inc.	205,026	2,508,019
KB Financial Group, Inc.	743,543	63,097,383
KCC Corp.	6,882	1,951,378
KEPCO Plant Service & Engineering Co. Ltd.	40,646	1,473,112
Kia Corp.	512,905	39,793,602
Korea Aerospace Industries Ltd.	153,208	11,344,882
Korea Electric Power Corp.	555,774	19,840,298
Korea Gas Corp.	49,081	1,385,008
Korea Investment Holdings Co. Ltd.	84,948	9,265,059
Korea Zinc Co. Ltd.	10,110	9,225,594
Korean Air Lines Co. Ltd.	404,655	6,012,111
Krafton, Inc. *	60,113	10,525,344
KT&G Corp.	224,505	22,211,592
Kumho Petrochemical Co. Ltd.	31,501	2,503,972
L&F Co. Ltd. *	47,592	4,051,622
LG Chem Ltd.	97,950	24,909,598
LG CNS Co. Ltd.	72,030	2,840,744
LG Corp.	174,562	9,353,337
LG Display Co. Ltd. *	669,556	5,709,198
LG Electronics, Inc.	223,300	12,997,301
LG Energy Solution Ltd. *	88,940	24,674,477
LG H&H Co. Ltd.	20,438	3,842,591
LG Innotek Co. Ltd.	35,810	5,770,897
LG Uplus Corp.	410,194	4,200,538
LIG Nex1 Co. Ltd.	24,983	6,506,299
Lotte Chemical Corp.	35,340	1,734,980
Lotte Corp.	49,467	923,312
Lotte Shopping Co. Ltd.	21,638	1,051,995
LS Corp.	35,271	4,290,607
LS Electric Co. Ltd.	31,434	9,832,142
Meritz Financial Group, Inc.	164,407	12,140,618
Mirae Asset Securities Co. Ltd.	421,481	6,262,102
Misto Holdings Corp.	59,015	1,715,494
NAVER Corp.	318,705	52,877,313
NCSoft Corp.	29,739	4,246,551
Netmarble Corp.	41,139	1,482,587
NH Investment & Securities Co. Ltd.	278,772	3,914,352
NongShim Co. Ltd.	8,626	2,621,849
SECURITY	NUMBER OF SHARES	VALUE ($)
Orion Corp.	41,194	2,955,133
Otoki Corp.	2,455	649,369
Pan Ocean Co. Ltd.	474,226	1,215,675
Pearl Abyss Corp. *	97,580	2,398,611
Posco DX Co. Ltd.	105,939	1,829,702
POSCO Future M Co. Ltd. *	72,763	10,216,951
POSCO Holdings, Inc.	156,892	33,018,104
Posco International Corp.	90,197	3,287,362
S-1 Corp.	36,637	1,868,409
Samsung Biologics Co. Ltd. *	25,284	27,628,183
Samsung C&T Corp.	161,438	24,698,977
Samsung Card Co. Ltd.	62,015	2,315,047
Samsung E&A Co. Ltd.	306,095	5,317,871
Samsung Electro-Mechanics Co. Ltd.	114,560	19,552,280
Samsung Electronics Co. Ltd.	9,922,263	678,058,975
Samsung Episholdings Co. Ltd. *	13,537	3,948,848
Samsung Fire & Marine Insurance Co. Ltd.	67,114	21,973,543
Samsung Heavy Industries Co. Ltd. *	1,380,631	23,094,225
Samsung Life Insurance Co. Ltd.	166,811	17,342,945
Samsung SDI Co. Ltd.	128,927	26,256,170
Samsung SDS Co. Ltd.	81,848	9,377,750
Samsung Securities Co. Ltd.	140,805	7,544,578
Samyang Foods Co. Ltd.	8,206	8,062,877
Shinhan Financial Group Co. Ltd.	860,153	45,620,599
SK Biopharmaceuticals Co. Ltd. *	54,933	5,221,931
SK Bioscience Co. Ltd. *	45,979	1,713,289
SK Hynix, Inc.	1,143,019	411,926,747
SK IE Technology Co. Ltd. *	48,986	949,309
SK Innovation Co. Ltd.	134,637	10,528,171
SK Square Co. Ltd. *	189,407	38,379,823
SK, Inc.	73,307	13,234,290
SKC Co. Ltd. *	41,666	3,150,484
S-Oil Corp. *	91,677	4,781,305
Woori Financial Group, Inc.	1,469,786	26,534,402
Yuhan Corp.	115,220	9,558,250
		2,553,538,579

Singapore 1.2%
CapitaLand Ascendas REIT *	7,365,442	15,980,305
CapitaLand Ascott Trust	4,362,871	3,183,348
CapitaLand Integrated Commercial Trust *	11,976,048	21,730,080
CapitaLand Investment Ltd.	4,569,678	9,349,996
City Developments Ltd.	891,529	4,976,840
ComfortDelGro Corp. Ltd.	5,052,679	5,617,772
DBS Group Holdings Ltd.	4,236,588	177,294,576
Frasers Logistics & Commercial Trust *	5,851,074	4,427,327
Genting Singapore Ltd.	12,692,359	7,447,935
Hutchison Port Holdings Trust, U Shares	10,265,592	2,155,774
Jardine Cycle & Carriage Ltd.	158,023	4,165,467
Keppel DC REIT	4,408,771	7,863,383
Keppel Ltd.	2,955,701	23,369,014
Keppel REIT	5,124,795	4,194,327
Mapletree Industrial Trust *	4,392,959	6,987,218
Mapletree Logistics Trust *	6,809,286	6,939,936
Mapletree Pan Asia Commercial Trust *	4,468,504	5,037,267
Netlink NBN Trust	5,906,353	4,400,749
Olam Group Ltd.	2,302,243	1,679,821
Oversea-Chinese Banking Corp. Ltd.	6,903,131	98,604,736
SATS Ltd.	1,758,841	4,617,272
Seatrium Ltd.	4,324,272	7,178,462
Sembcorp Industries Ltd.	1,802,372	8,530,703
SIA Engineering Co. Ltd.	437,505	1,209,333

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Singapore Airlines Ltd.	2,901,113	14,537,485
Singapore Exchange Ltd.	1,749,287	22,771,863
Singapore Technologies Engineering Ltd.	3,102,463	19,882,209
Singapore Telecommunications Ltd.	15,039,415	54,925,246
StarHub Ltd.	1,152,536	1,014,470
Suntec Real Estate Investment Trust	4,160,147	4,400,572
Thai Beverage PCL	16,130,886	5,791,501
United Overseas Bank Ltd.	2,581,503	67,729,199
UOL Group Ltd.	1,005,042	6,533,956
Venture Corp. Ltd.	525,350	6,060,093
Wilmar International Ltd.	3,997,065	9,999,221
Yangzijiang Maritime Development Pte. Ltd. *	4,670,633	2,452,249
		653,039,705

Spain 2.9%
Acciona SA	50,817	10,196,898
ACS Actividades de Construccion y Servicios SA	372,298	34,414,428
Aena SME SA	1,472,944	40,103,134
Amadeus IT Group SA	910,833	66,954,671
Banco Bilbao Vizcaya Argentaria SA	11,995,162	258,443,217
Banco de Sabadell SA	10,909,349	39,729,751
Banco Santander SA	31,353,522	336,328,255
Bankinter SA	1,287,433	20,260,418
CaixaBank SA	7,550,439	84,261,799
Cellnex Telecom SA *	1,207,262	36,232,151
Corp. ACCIONA Energias Renovables SA	113,407	2,774,435
Endesa SA	668,059	24,236,386
Ferrovial SE	995,142	65,206,366
Grifols SA	651,450	7,961,108
Iberdrola SA	14,116,429	297,921,757
Industria de Diseno Textil SA	2,320,380	129,933,309
Mapfre SA	1,957,716	9,060,849
Merlin Properties Socimi SA	820,599	12,113,849
Naturgy Energy Group SA	211,129	6,498,086
Redeia Corp. SA	875,476	15,626,606
Repsol SA	2,435,002	45,158,568
Telefonica SA	8,669,794	37,580,578
		1,580,996,619

Sweden 2.7%
AAK AB	384,133	10,817,263
AddTech AB, B Shares	488,843	16,813,494
Alfa Laval AB	560,991	26,509,787
Assa Abloy AB, B Shares	2,057,871	78,241,317
Atlas Copco AB, A Shares	5,333,117	90,583,968
Atlas Copco AB, B Shares	3,194,835	48,879,019
Axfood AB	246,338	7,051,847
Beijer Ref AB	914,395	14,576,223
Boliden AB *	605,548	29,006,980
Castellum AB	598,550	6,803,039
Epiroc AB, A Shares	1,384,119	29,731,758
Epiroc AB, B Shares	755,868	14,577,612
EQT AB	1,196,200	41,472,410
Essity AB, B Shares	1,244,265	34,458,294
Evolution AB	295,389	20,206,747
Fastighets AB Balder, B Shares *	1,494,694	10,763,603
Getinge AB, B Shares	489,886	11,161,927
H & M Hennes & Mauritz AB, B Shares	1,045,437	18,987,288
Hexagon AB, B Shares	4,279,535	50,092,577
Holmen AB, B Shares	164,668	6,033,797
Industrivarden AB, A Shares	250,026	10,508,157
SECURITY	NUMBER OF SHARES	VALUE ($)
Industrivarden AB, C Shares	321,474	13,521,217
Indutrade AB	563,312	13,987,613
Investment AB Latour, B Shares	283,462	6,783,192
Investor AB, A Shares	1,026,801	34,793,713
Investor AB, B Shares	3,670,738	125,085,503
L E Lundbergforetagen AB, B Shares	144,759	7,704,723
Lifco AB, B Shares	455,601	16,771,508
Nibe Industrier AB, B Shares	3,169,700	11,728,739
Saab AB, B Shares	764,598	38,555,179
Sagax AB, B Shares	436,343	9,345,168
Sagax AB, D Shares	330,907	1,199,885
Sandvik AB	2,137,348	64,607,089
Securitas AB, B Shares	1,032,828	15,768,784
Skandinaviska Enskilda Banken AB, A Shares	3,171,589	63,167,810
Skandinaviska Enskilda Banken AB, C Shares	5,327	106,633
Skanska AB, B Shares	701,922	18,024,811
SKF AB, B Shares	709,845	18,589,521
SSAB AB, A Shares	474,929	3,417,042
SSAB AB, B Shares	1,274,273	8,943,926
Svenska Cellulosa AB SCA, B Shares	1,243,837	16,174,793
Svenska Handelsbanken AB, A Shares	3,015,716	41,854,080
Svenska Handelsbanken AB, B Shares (a)	76,731	1,809,312
Sweco AB, B Shares	454,597	7,750,332
Swedbank AB, A Shares	1,725,178	54,928,402
Swedish Orphan Biovitrum AB *	413,733	14,861,795
Tele2 AB, B Shares	1,140,076	18,155,635
Telefonaktiebolaget LM Ericsson, B Shares	5,804,019	56,047,929
Telia Co. AB	4,923,046	19,782,484
Trelleborg AB, B Shares	414,681	17,445,906
Verisure PLC *	465,086	8,917,846
Volvo AB, A Shares	429,470	12,904,477
Volvo AB, B Shares	3,274,557	98,183,764
Volvo Car AB, B Shares *(a)	1,303,014	4,355,929
		1,422,551,847

Switzerland 7.7%
ABB Ltd.	3,313,003	238,154,970
Adecco Group AG	340,926	9,536,332
Alcon AG	1,036,743	82,453,961
Amrize Ltd. *	1,043,104	53,782,310
Avolta AG *	179,356	9,855,143
Bachem Holding AG *	45,596	2,944,334
Baloise Holding AG	93,089	24,369,273
Banque Cantonale Vaudoise	63,993	7,762,523
Barry Callebaut AG (a)	7,275	11,660,658
Belimo Holding AG	20,978	20,522,098
BKW AG	40,175	8,385,740
Chocoladefabriken Lindt & Spruengli AG	224	33,364,967
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	2,133	31,399,290
Cie Financiere Richemont SA, Class A	1,114,302	236,335,551
Coca-Cola HBC AG *	433,119	21,738,675
DKSH Holding AG	70,047	4,893,999
Emmi AG	5,407	4,882,091
EMS-Chemie Holding AG	13,815	9,428,507
Flughafen Zurich AG *	39,427	11,765,003
Galderma Group AG	363,490	72,430,911
Geberit AG	67,331	52,459,398
Georg Fischer AG	174,247	11,512,303
Givaudan SA	16,048	67,693,600

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Helvetia Holding AG	72,274	18,758,206
Holcim AG *	1,025,177	96,038,127
Julius Baer Group Ltd.	436,834	31,227,687
Kuehne & Nagel International AG	100,161	20,095,818
Logitech International SA	307,900	34,626,527
Lonza Group AG	148,637	101,812,504
Nestle SA	5,343,300	531,235,617
Novartis AG	3,946,745	513,551,177
Partners Group Holding AG	45,521	54,016,326
PSP Swiss Property AG	94,385	16,715,296
Roche Holding AG	1,483,471	567,929,492
Roche Holding AG, Bearer Shares	63,398	25,218,658
Sandoz Group AG	879,749	62,145,044
Schindler Holding AG	42,404	14,390,796
Schindler Holding AG, Participation Certificates	87,495	31,273,510
SGS SA	354,560	40,695,248
SIG Group AG *	674,303	8,175,278
Sika AG	340,293	67,066,900
Sonova Holding AG	102,415	25,522,438
Straumann Holding AG *	230,586	26,305,097
Swatch Group AG	127,819	5,275,449
Swatch Group AG, Bearer Shares	57,212	11,553,553
Swiss Life Holding AG	60,025	65,844,723
Swiss Prime Site AG	166,235	24,533,094
Swiss Re AG	624,795	110,143,511
Swisscom AG	54,630	39,223,109
Swissquote Group Holding SA	23,085	14,265,866
Temenos AG	117,427	10,653,910
UBS Group AG	6,721,340	259,662,453
VAT Group AG	55,964	24,631,269
VZ Holding AG	26,439	4,912,758
Zurich Insurance Group AG	301,737	216,903,414
		4,101,734,492

United Kingdom 12.1%
3i Group PLC	1,982,627	82,960,051
Admiral Group PLC	536,795	22,560,956
Airtel Africa PLC	1,528,268	6,293,560
Anglo American PLC	2,239,670	84,605,212
Antofagasta PLC	723,492	26,438,929
Ashtead Group PLC	887,853	56,796,843
Associated British Foods PLC	618,503	17,504,871
AstraZeneca PLC	3,165,035	586,023,623
Auto Trader Group PLC	1,874,080	15,867,366
Aviva PLC	6,318,465	54,568,474
BAE Systems PLC	6,336,588	138,575,632
Barclays PLC	29,637,741	168,959,200
Barratt Redrow PLC	2,906,658	15,189,613
Beazley PLC	1,325,510	14,006,498
Berkeley Group Holdings PLC	202,178	10,061,792
BP PLC	33,538,326	201,838,672
British American Tobacco PLC	4,239,955	248,369,138
British Land Co. PLC	2,029,059	10,936,831
BT Group PLC	12,073,699	28,947,749
Bunzl PLC	694,118	19,902,445
Burberry Group PLC *	780,255	11,780,582
Centrica PLC	10,493,773	23,845,787
Coca-Cola Europacific Partners PLC	456,451	42,033,430
Compass Group PLC	3,607,162	113,369,492
Convatec Group PLC	3,831,604	11,961,118
Croda International PLC	295,347	10,652,132
DCC PLC (a)	203,379	13,457,690
Diageo PLC	4,675,650	107,518,322
Diploma PLC	284,026	20,566,677
Endeavour Mining PLC	404,330	18,697,230
Entain PLC	1,264,416	13,017,479
Experian PLC	1,930,016	84,978,120
SECURITY	NUMBER OF SHARES	VALUE ($)
Fresnillo PLC	381,654	13,319,915
Glencore PLC *	22,477,072	107,453,888
GSK PLC	8,559,065	203,113,027
Haleon PLC	19,180,515	94,261,200
Halma PLC	801,599	37,811,424
Hikma Pharmaceuticals PLC	321,902	6,628,123
Hiscox Ltd.	726,412	12,897,445
Howden Joinery Group PLC	1,169,038	13,026,882
HSBC Holdings PLC	36,713,546	520,603,576
ICG PLC	587,486	16,159,977
IMI PLC	487,142	15,710,573
Imperial Brands PLC	1,607,054	68,309,436
Informa PLC	2,777,550	35,323,075
InterContinental Hotels Group PLC	313,220	41,563,901
International Consolidated Airlines Group SA	4,734,828	24,862,463
Intertek Group PLC	331,272	20,305,151
J Sainsbury PLC	3,708,711	15,833,043
JD Sports Fashion PLC	5,417,979	5,546,358
Kingfisher PLC	3,798,665	15,381,554
Land Securities Group PLC	1,570,680	12,590,963
Legal & General Group PLC	11,483,999	37,569,040
Lloyds Banking Group PLC	127,597,184	162,540,307
London Stock Exchange Group PLC	1,061,652	125,307,844
M&G PLC	4,976,692	17,962,374
Marks & Spencer Group PLC	4,327,505	19,936,923
Melrose Industries PLC	2,666,678	21,023,422
Metlen Energy & Metals PLC *(a)	226,300	11,582,097
Mondi PLC	911,539	10,483,610
National Grid PLC	10,441,531	158,618,599
NatWest Group PLC	17,140,075	143,576,406
Next PLC	246,662	46,147,992
NMC Health PLC *(b)	136,583	0
Pearson PLC	1,413,497	18,683,886
Persimmon PLC	672,406	11,894,021
Phoenix Group Holdings PLC	1,571,469	14,492,087
Prudential PLC	5,389,254	78,084,226
Reckitt Benckiser Group PLC	1,435,391	111,298,780
RELX PLC	3,894,661	156,412,503
Rentokil Initial PLC	5,379,497	29,666,042
Rightmove PLC	1,565,579	11,380,115
Rio Tinto PLC	2,179,176	156,555,269
Rolls-Royce Holdings PLC	17,943,518	253,918,717
Sage Group PLC	1,993,071	28,375,600
Schroders PLC	1,615,287	8,312,751
Segro PLC	2,924,651	27,691,911
Severn Trent PLC	553,331	20,660,549
Shell PLC	12,416,678	457,944,146
Smith & Nephew PLC	1,834,931	30,500,452
Smiths Group PLC	703,574	22,783,836
Spirax Group PLC	154,556	13,730,948
SSE PLC	2,543,913	74,087,648
St. James's Place PLC	1,109,635	20,480,810
Standard Chartered PLC	3,896,840	86,408,041
Taylor Wimpey PLC	7,581,981	10,307,324
Tesco PLC	13,461,918	80,320,195
Unilever PLC	5,103,579	307,276,277
UNITE Group PLC	872,642	6,105,003
United Utilities Group PLC	1,462,843	23,976,362
Vodafone Group PLC	39,310,266	48,971,352
Weir Group PLC	541,353	19,883,354
Whitbread PLC	357,610	11,798,448
Wise PLC, Class A *	1,558,184	18,230,363
WPP PLC	2,240,323	9,018,084
		6,486,985,202
Total Common Stocks (Cost $35,585,011,263)		52,957,344,896

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
PREFERRED STOCKS 0.4% OF NET ASSETS

Germany 0.2%
Bayerische Motoren Werke AG	121,194	11,427,956
FUCHS SE	139,372	6,359,941
Henkel AG & Co. KGaA	329,575	26,613,547
Volkswagen AG	431,562	49,273,576
		93,675,020

Italy 0.0%
Telecom Italia SpA - RSP *	12,193,750	7,794,626

Republic of Korea 0.2%
Amorepacific Corp.	28,529	900,109
CJ CheilJedang Corp.	493	46,127
Hanwha Corp.	38,060	930,376
Hyundai Motor Co.	47,636	6,235,291
Hyundai Motor Co. 2nd	77,706	10,287,531
LG Chem Ltd.	16,248	2,109,097
LG Electronics, Inc.	42,292	1,347,282
LG H&H Co. Ltd.	3,290	259,952
Mirae Asset Securities Co. Ltd.	198,540	1,335,165
Samsung Electronics Co. Ltd.	1,717,478	87,587,699
Samsung Fire & Marine Insurance Co. Ltd.	6,016	1,513,562
Samsung SDI Co. Ltd.	2,947	355,688
		112,907,879

Spain 0.0%
Grifols SA, B Shares	496,052	4,369,513
Total Preferred Stocks (Cost $194,261,974)		218,747,038

RIGHTS 0.0% OF NET ASSETS

Norway 0.0%
Vend Marketplaces ASA
expires 12/18/25, strike NOK 0.50 *(b)	145,731	261,639

Republic of Korea 0.0%
Hanon Systems
expires 12/22/25, strike KRW 3,480.00 *(b)	129,219	25,041
Total Rights (Cost $0)		286,680

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(b)	31,758	158,101
Total Warrants (Cost $0)		158,101

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (c)	50,340,874	50,340,874
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (c)(d)	84,129,482	84,129,482
		134,470,356
Total Short-Term Investments (Cost $134,470,356)		134,470,356

Total Investments in Securities (Cost $35,913,743,593)		53,311,007,071

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/19/25	2,264	319,099,480	3,252,685

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $80,017,879.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

KRW —	South Korean Won
NOK —	Norwegian Krone

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$42,919,750,987	$—	$—	$42,919,750,987
Hong Kong	997,070,128	—	0 *	997,070,128
Republic of Korea	2,546,490,200	—	7,048,379	2,553,538,579
United Kingdom	6,486,985,202	—	0 *	6,486,985,202
Preferred Stocks[1]	218,747,038	—	—	218,747,038
Rights
Norway	—	—	261,639	261,639
Republic of Korea	—	—	25,041	25,041
Warrants
Canada	—	—	158,101	158,101
Short-Term Investments[1]	134,470,356	—	—	134,470,356
Futures Contracts[2]	3,252,685	—	—	3,252,685
Total	$53,306,766,596	$—	$7,493,160	$53,314,259,756

*	Level 3 amount shown includes securities determined to have no value at November 30, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab International Small-Cap Equity ETF

Portfolio Holdings as of November 30, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.1% OF NET ASSETS

Australia 7.5%
Abacus Group	838,349	659,747
Abacus Storage King	905,601	864,115
Accent Group Ltd.	862,277	568,309
Alkane Resources Ltd. *	984,477	655,304
Alpha HPA Ltd. *	1,792,097	887,319
Amotiv Ltd.	276,205	1,626,595
Amplitude Energy Ltd. *	514,424	944,606
Arafura Rare Earths Ltd. *	5,527,290	978,695
ARB Corp. Ltd.	164,073	3,690,649
Arena REIT	846,080	1,986,396
AUB Group Ltd.	249,801	6,102,277
Audinate Group Ltd. *(a)	167,927	482,354
Aurelia Metals Ltd. *	3,156,768	486,499
Aussie Broadband Ltd.	467,909	1,632,467
Austal Ltd. *	750,712	3,229,599
Australian Clinical Labs Ltd.	434,983	832,965
Australian Ethical Investment Ltd.	195,579	732,369
Australian Finance Group Ltd.	398,958	627,928
Baby Bunting Group Ltd. *	258,342	467,601
Bapcor Ltd.	711,251	1,082,137
Bega Cheese Ltd.	558,791	2,198,731
Bellevue Gold Ltd. *	3,122,885	2,713,584
Boss Energy Ltd. *(a)	868,059	919,376
BrainChip Holdings Ltd. *	4,116,174	485,890
Bravura Solutions Ltd.	633,019	1,058,591
Breville Group Ltd.	228,692	4,640,264
BWP Property Group Ltd.	1,175,156	2,936,243
Capricorn Metals Ltd. *	852,630	8,191,618
Catalyst Metals Ltd. *	492,466	2,186,434
Catapult Sports Ltd. *	437,650	1,541,248
Cedar Woods Properties Ltd.	127,611	744,817
Centuria Capital Group	1,443,262	2,101,211
Centuria Industrial REIT	1,347,241	3,030,476
Centuria Office REIT	1,009,598	777,961
Chalice Mining Ltd. *	734,774	867,357
Champion Iron Ltd.	827,977	3,149,327
Charter Hall Long Wale REIT	1,468,018	3,947,178
Charter Hall Retail REIT	1,204,088	3,205,942
Charter Hall Social Infrastructure REIT	772,167	1,569,800
Chorus Ltd.	905,893	4,788,323
Clarity Pharmaceuticals Ltd. *	495,057	1,172,017
Clinuvel Pharmaceuticals Ltd. (a)	84,835	662,054
Codan Ltd.	221,044	4,472,037
Collins Foods Ltd.	233,708	1,790,144
Core Lithium Ltd. *	4,390,261	647,805
Corporate Travel Management Ltd. (b)	220,728	1,744,641
Credit Corp. Group Ltd.	140,721	1,282,759
Cromwell Property Group	3,490,744	1,041,600
Data#3 Ltd.	303,332	1,806,240
Deep Yellow Ltd. *	1,908,391	2,046,240
Develop Global Ltd. *	449,805	1,097,334
Dexus Industria REIT	647,707	1,168,107
Dicker Data Ltd.	208,283	1,458,803
DigiCo Infrastructure REIT	851,385	1,563,347
DroneShield Ltd. *(a)	1,672,375	2,171,552
Eagers Automotive Ltd.	356,586	6,660,023
Elders Ltd.	401,805	1,936,752
SECURITY	NUMBER OF SHARES	VALUE ($)
Elevra Lithium Ltd. *(a)	300,920	1,140,645
Emeco Holdings Ltd. *	568,906	514,862
Emerald Resources NL *	1,065,368	3,716,916
EML Payments Ltd. *	723,157	405,481
EQT Holdings Ltd.	55,740	955,895
ESG Minerals *(b)	98,343	0
EVT Ltd.	251,872	2,272,845
Fineos Corp. Ltd. *	337,353	674,770
Firefinch Ltd. *(b)	2,051,119	0
FleetPartners Group Ltd. *	445,401	893,808
G8 Education Ltd.	1,561,238	732,060
GDI Property Group Partnership	1,239,564	532,454
Generation Development Group Ltd.	701,761	3,037,418
Genesis Minerals Ltd. *	2,249,838	9,826,457
Gentrack Group Ltd. *	204,859	1,295,101
GrainCorp Ltd., Class A	441,351	2,338,659
Growthpoint Properties Australia Ltd.	529,269	881,620
Guzman y Gomez Ltd.	101,882	1,578,152
GWA Group Ltd.	464,398	755,290
Hansen Technologies Ltd.	381,083	1,449,503
Healius Ltd.	1,481,859	952,367
HealthCo REIT	880,031	473,242
Helia Group Ltd.	560,664	2,077,412
HMC Capital Ltd.	621,751	1,577,971
HomeCo Daily Needs REIT	3,746,430	3,316,827
IDP Education Ltd.	581,231	2,004,961
Imdex Ltd.	1,084,793	2,440,127
Ingenia Communities Group	863,658	2,939,548
Inghams Group Ltd.	795,613	1,293,972
Integral Diagnostics Ltd.	680,968	1,178,968
IperionX Ltd. *	603,026	2,020,824
IPH Ltd.	483,969	1,117,202
IRESS Ltd.	387,425	2,362,882
Judo Capital Holdings Ltd. *	2,027,493	2,127,408
Jumbo Interactive Ltd.	112,837	796,224
Karoon Energy Ltd.	1,535,747	1,551,000
Kelsian Group Ltd.	389,485	1,180,060
Kogan.com Ltd.	191,081	427,310
L1 Group Ltd. (a)	1,023,891	691,612
Leo Lithium Ltd. *(b)	1,797,999	0
Lifestyle Communities Ltd. *(a)	213,547	798,252
Liontown Resources Ltd. *	4,096,156	3,854,782
Lovisa Holdings Ltd.	131,272	2,766,013
Maas Group Holdings Ltd.	320,417	953,988
Macquarie Technology Group Ltd. *	28,305	1,257,047
Mayne Pharma Group Ltd. *	153,538	373,561
McMillan Shakespeare Ltd.	113,771	1,244,512
Megaport Ltd. *	325,054	3,048,337
Mesoblast Ltd. *	2,030,423	3,608,505
Monadelphous Group Ltd.	199,976	3,513,355
Myer Holdings Ltd.	2,622,031	790,983
MyState Ltd.	346,322	1,010,675
Nanosonics Ltd. *	547,045	1,535,459
National Storage REIT	2,590,621	4,604,099
Navigator Global Investments Ltd.	517,909	981,573
Neuren Pharmaceuticals Ltd. *	227,749	2,933,387
nib holdings Ltd.	1,035,840	4,870,609
Nick Scali Ltd.	162,778	2,549,186
Nickel Industries Ltd.	4,155,269	1,975,644
Nine Entertainment Co. Holdings Ltd.	2,694,335	1,925,970
Novonix Ltd. *(a)	1,067,063	325,398

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
NRW Holdings Ltd.	912,725	3,298,094
Nufarm Ltd. *	705,735	1,157,053
Nuix Ltd. *	438,026	564,461
Omni Bridgeway Ltd. *	571,165	589,948
oOh!media Ltd.	1,148,537	960,344
Opthea Ltd. *(b)	2,276,227	304,521
Ora Banda Mining Ltd. *	2,620,444	2,285,588
Paladin Energy Ltd. *	814,657	4,338,127
Pantoro Gold Ltd. *	653,276	2,309,175
Perenti Ltd.	1,749,006	3,360,705
Perseus Mining Ltd.	2,917,964	10,811,847
PEXA Group Ltd. *	293,855	2,730,702
Pinnacle Investment Management Group Ltd.	349,430	4,184,392
PolyNovo Ltd. *	1,322,920	1,067,112
PPK Mining Equipment Group Pty. Ltd. *(b)	78,953	0
Praemium Ltd.	951,361	539,676
Predictive Discovery Ltd. *	4,175,077	1,738,640
Premier Investments Ltd.	196,428	2,305,833
PWR Holdings Ltd.	181,568	979,965
Ramelius Resources Ltd.	4,067,777	9,763,593
Redox Ltd.	393,145	747,691
Regal Partners Ltd.	392,787	798,528
Regis Healthcare Ltd.	383,650	1,990,138
Regis Resources Ltd.	1,598,011	7,734,061
Reliance Worldwide Corp. Ltd.	1,647,822	4,571,115
Resolute Mining Ltd. *	4,229,564	3,134,336
Ridley Corp. Ltd.	641,623	1,106,642
Rural Funds Trust	837,391	1,076,356
Sandfire Resources Ltd. *	980,657	10,116,198
Select Harvests Ltd. *	311,796	918,096
Service Stream Ltd.	1,217,951	1,797,148
Silex Systems Ltd. *	403,148	2,276,350
SiteMinder Ltd. *	529,207	2,273,204
SmartGroup Corp. Ltd.	272,885	1,573,041
Solvar Ltd.	281,401	327,563
Southern Cross Gold Consolidated Ltd. *	432,364	2,222,988
SRG Global Ltd.	1,200,811	2,267,977
St Barbara Ltd. *	2,183,992	816,389
Stanmore Resources Ltd.	694,624	1,047,729
Strike Energy Ltd. *	4,625,679	333,687
Super Retail Group Ltd.	328,459	3,495,998
Superloop Ltd. *	1,014,999	1,870,438
Supply Network Ltd.	44,732	1,002,679
Tabcorp Holdings Ltd.	4,747,088	2,957,484
Temple & Webster Group Ltd. *	206,117	2,097,862
Tuas Ltd. *	382,110	1,623,809
Tyro Payments Ltd. *	1,033,541	715,075
Vault Minerals Ltd. *	2,210,757	7,249,073
Ventia Services Group Pty. Ltd.	1,728,963	6,689,739
Viva Energy Group Ltd.	2,314,973	3,218,498
Vulcan Energy Resources Ltd. *(a)	384,583	1,515,779
Vulcan Steel Ltd.	143,874	683,113
Waypoint REIT Ltd.	1,348,382	2,343,313
WEB Travel Group Ltd. *	721,963	2,258,420
Webjet Group Ltd.	562,545	328,336
Weebit Nano Ltd. *	411,527	1,057,927
Westgold Resources Ltd.	1,944,036	7,776,883
Zip Co. Ltd. *	2,504,017	5,583,257
		373,653,641

Austria 0.9%
Agrana Beteiligungs AG	20,062	275,903
AT&S Austria Technologie & Systemtechnik AG *(a)	58,801	2,224,674
CA Immobilien Anlagen AG	64,915	1,833,706
CPI Europe AG *	69,639	1,264,826
SECURITY	NUMBER OF SHARES	VALUE ($)
DO & Co. AG	16,489	3,647,382
EVN AG	75,618	2,329,989
Lenzing AG *(a)	39,647	1,085,891
Oesterreichische Post AG	68,777	2,434,485
Palfinger AG	29,066	1,099,682
Porr AG	35,144	1,237,867
SBO AG (a)	21,452	687,133
UNIQA Insurance Group AG	240,705	4,195,842
Vienna Insurance Group AG Wiener Versicherung Gruppe	76,245	4,366,793
voestalpine AG	258,639	11,154,081
Wienerberger AG	228,579	7,830,992
		45,669,246

Belgium 1.8%
Aedifica SA	103,492	7,987,162
Azelis Group NV	381,780	4,113,951
Barco NV	121,132	1,729,132
Bekaert SA	66,688	2,855,868
bpost SA *	222,760	491,713
CMB Tech NV (a)	245,992	2,709,263
Cofinimmo SA	83,095	7,531,648
Colruyt Group NV	60,517	2,327,523
Deme Group NV	14,135	2,283,490
Fagron	130,017	3,213,985
Financiere de Tubize SA	41,646	10,149,781
Gimv NV	50,014	2,623,579
KBC Ancora	83,952	7,005,256
Kinepolis Group NV	29,681	1,076,447
Melexis NV	43,273	2,661,687
Montea NV	45,589	3,788,237
Ontex Group NV *(a)	124,118	934,853
Proximus SADP	269,108	2,315,804
Retail Estates NV	25,212	1,855,071
Shurgard Self Storage Ltd.	70,515	2,639,218
Solvay SA	153,160	4,888,123
Tessenderlo Group SA	42,120	1,344,266
Umicore SA	448,201	7,880,423
Vastned NV *	18,295	658,200
VGP NV	28,652	3,444,917
Xior Student Housing NV	78,733	2,672,679
		91,182,276

Canada 12.9%
Advantage Energy Ltd. *	121,689	1,098,130
Air Canada *	316,989	4,324,903
Algonquin Power & Utilities Corp.	1,649,863	10,118,955
Allied Gold Corp. *	58,565	1,237,635
Allied Properties Real Estate Investment Trust	275,593	2,570,000
Altus Group Ltd.	32,180	1,284,384
Aritzia, Inc. *	203,224	16,108,642
Atco Ltd., Class I	163,971	6,550,371
Athabasca Oil Corp. *	365,963	2,047,639
ATS Corp. *	179,115	4,616,479
B2Gold Corp.	2,709,617	12,614,622
Bausch Health Cos., Inc. *	647,734	4,126,020
Baytex Energy Corp.	1,455,552	4,708,970
Birchcliff Energy Ltd.	246,703	1,390,973
BlackBerry Ltd. *	1,248,590	5,105,242
Boardwalk Real Estate Investment Trust	87,976	4,053,440
Boralex, Inc., Class A	226,908	4,062,712
Boyd Group, Inc.	58,185	9,774,646
Brookfield Business Corp., Class A	17,081	607,493
Brookfield Infrastructure Corp., Class A	255,877	11,787,541
Brookfield Renewable Corp. (a)	291,518	12,145,451
Brookfield Wealth Solutions Ltd. *	19,705	934,470

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
BRP, Inc.	72,372	5,061,186
Canada Packers, Inc. *	31,668	363,238
Canadian Apartment Properties REIT	340,009	9,275,523
Canfor Corp. *	140,627	1,240,782
Capital Power Corp.	335,792	14,772,873
Capstone Copper Corp. *	1,298,139	11,556,189
Cargojet, Inc.	15,331	892,883
Centerra Gold, Inc.	441,055	5,859,430
Chartwell Retirement Residences	618,770	8,957,196
Choice Properties Real Estate Investment Trust	598,714	6,536,657
Cogeco Communications, Inc.	21,564	1,056,505
Colliers International Group, Inc.	94,360	13,710,138
Crombie Real Estate Investment Trust	77,319	854,694
CT Real Estate Investment Trust	59,055	689,233
Definity Financial Corp.	208,401	10,785,935
Denison Mines Corp. *	666,480	1,721,120
Discovery Silver Corp. *	397,696	2,202,369
DPM Metals, Inc.	129,073	3,610,951
Dream Industrial Real Estate Investment Trust	616,459	5,509,902
Eldorado Gold Corp. *	438,935	13,828,790
Endeavour Silver Corp. *	215,727	2,126,243
Energy Fuels, Inc. *	158,191	2,295,616
Enghouse Systems Ltd.	109,133	1,599,360
EQB, Inc.	20,321	1,264,551
Equinox Gold Corp. *	1,440,260	20,208,375
ERO Copper Corp. *	70,358	1,777,561
Exchange Income Corp.	18,697	1,066,925
Finning International, Inc.	289,725	15,537,349
First Capital Real Estate Investment Trust	454,701	6,406,031
First Majestic Silver Corp.	945,842	14,316,033
Fortuna Mining Corp. *	226,131	2,292,049
Freehold Royalties Ltd.	124,583	1,331,578
G Mining Ventures Corp. *	129,967	3,088,703
Galaxy Digital, Inc., Class A *	95,821	2,565,904
Gibson Energy, Inc.	351,896	6,414,173
goeasy Ltd.	9,214	925,333
Granite Real Estate Investment Trust	129,695	7,125,526
H&R Real Estate Investment Trust	562,594	4,164,822
Hudbay Minerals, Inc.	848,680	14,495,227
IAMGOLD Corp. *	1,197,475	18,829,061
IGM Financial, Inc.	171,139	7,003,680
International Petroleum Corp. *	57,180	1,078,342
InterRent Real Estate Investment Trust	100,602	954,747
K92 Mining, Inc. *	183,061	2,769,453
Killam Apartment Real Estate Investment Trust	87,363	1,047,817
Kinaxis, Inc. *	59,929	7,506,332
Labrador Iron Ore Royalty Corp.	48,770	1,043,934
Leon's Furniture Ltd.	15,156	313,437
Lightspeed Commerce, Inc. *	264,921	2,985,480
Linamar Corp.	82,467	4,678,089
Lunr Royalties Corp. *(b)	24,213	25,011
Maple Leaf Foods, Inc.	158,332	2,874,634
MDA Space Ltd. *	81,797	1,419,954
Methanex Corp.	127,356	4,590,681
New Gold, Inc. *	564,929	4,627,875
NexGen Energy Ltd. *	1,286,369	11,460,638
NFI Group, Inc. *	70,759	697,921
NGEx Minerals Ltd. *	96,855	1,724,430
North West Co., Inc.	101,704	3,590,154
Northland Power, Inc.	566,011	7,060,673
Novagold Resources, Inc. *	648,261	6,640,484
NuVista Energy Ltd. *	120,528	1,605,541
OceanaGold Corp.	502,092	12,955,238
Onex Corp.	123,115	9,829,417
OR Royalties, Inc.	407,220	14,228,820
SECURITY	NUMBER OF SHARES	VALUE ($)
Orla Mining Ltd. *	167,212	2,344,962
Paramount Resources Ltd., Class A	167,845	2,898,052
Parex Resources, Inc.	204,092	2,708,441
Perpetua Resources Corp. *	53,450	1,401,766
Pet Valu Holdings Ltd.	51,804	1,059,826
Peyto Exploration & Development Corp. (a)	144,095	2,317,428
PrairieSky Royalty Ltd.	504,266	9,705,144
Premium Brands Holdings Corp.	87,738	6,251,580
Primaris Real Estate Investment Trust	225,773	2,466,571
Quebecor, Inc., Class B	112,144	4,236,220
Richelieu Hardware Ltd.	38,219	1,076,893
RioCan Real Estate Investment Trust	642,747	8,732,562
Russel Metals, Inc.	118,284	3,461,847
Seabridge Gold, Inc. *	64,490	1,825,917
Secure Waste Infrastructure Corp.	168,699	2,193,976
Sienna Senior Living, Inc.	70,285	1,044,658
Skeena Resources Ltd. *	64,048	1,331,912
SmartCentres Real Estate Investment Trust	281,248	5,291,873
South Bow Corp.	447,417	12,334,016
Sprott, Inc.	16,099	1,484,427
SSR Mining, Inc. *	436,265	10,183,324
Stella-Jones, Inc.	118,159	7,381,706
Strathcona Resources Ltd.	28,870	865,448
Superior Plus Corp.	463,197	2,468,745
Tamarack Valley Energy Ltd.	367,429	2,058,477
TerraVest Industries, Inc.	11,759	1,070,250
Topaz Energy Corp.	247,264	5,016,051
Torex Gold Resources, Inc.	199,629	9,398,265
Toromont Industries Ltd.	175,061	20,520,582
TransAlta Corp.	578,643	8,434,436
Transcontinental, Inc., Class A	158,333	2,326,071
Triple Flag Precious Metals Corp.	49,330	1,658,901
Trisura Group Ltd. *	34,607	1,011,362
Vermilion Energy, Inc.	329,637	3,052,698
Wesdome Gold Mines Ltd. *	117,936	1,903,490
West Fraser Timber Co. Ltd.	111,505	6,927,619
Westshore Terminals Investment Corp.	69,926	1,278,085
Winpak Ltd.	51,703	1,634,854
		641,655,949

Denmark 2.8%
ALK-Abello AS *	285,386	10,234,961
Alm Brand AS	1,561,362	4,386,516
Ambu AS, Class B	288,407	3,912,350
Bavarian Nordic AS *	168,235	4,829,682
Chemometec AS	36,524	4,440,996
D/S Norden AS	39,851	1,569,147
Dfds AS *	63,518	895,204
FLSmidth & Co. AS	103,585	6,621,843
GN Store Nord AS *	284,045	4,570,408
Gubra AS (a)	11,873	907,333
ISS AS	309,765	10,242,870
Jyske Bank AS	91,311	11,315,441
Netcompany Group AS *	91,355	4,587,978
NKT AS *	116,025	13,954,370
NTG Nordic Transport Group AS *	33,483	970,853
Per Aarsleff Holding AS	37,324	4,222,185
Ringkjoebing Landbobank AS	53,386	11,846,043
Royal Unibrew AS	107,412	9,313,324
Scandinavian Tobacco Group AS, A Shares	109,232	1,558,154
Schouw & Co. AS	26,518	2,521,796
Sydbank AS	107,342	9,232,196
TORM PLC, Class A (a)	122,333	2,631,808

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
UIE PLC	26,877	1,597,460
Zealand Pharma AS *	152,435	12,231,751
		138,594,669

Finland 1.3%
Citycon OYJ	167,066	775,554
Finnair OYJ *	197,292	674,080
Hiab OYJ, B shares	78,557	4,512,884
Huhtamaki OYJ	186,449	6,426,590
Kalmar OYJ, B Shares	77,354	3,339,564
Kemira OYJ	240,809	5,382,612
Kojamo OYJ *	332,023	4,080,639
Konecranes OYJ	139,165	14,253,083
Mandatum OYJ	920,405	6,926,057
Metsa Board OYJ, B Shares (a)	330,624	1,143,443
Nokian Renkaat OYJ (a)	255,579	2,493,027
Outokumpu OYJ	704,078	3,306,060
QT Group OYJ *	37,442	1,393,114
Revenio Group OYJ	44,562	1,153,277
Sanoma OYJ	136,487	1,484,208
Terveystalo OYJ	159,082	1,731,761
TietoEVRY OYJ	227,294	4,721,773
Tokmanni Group Corp.	97,431	862,186
YIT OYJ *	265,958	975,358
		65,635,270

France 3.8%
Air France-KLM *	259,538	3,177,734
Altarea SCA	14,282	1,747,003
Alten SA	61,793	4,822,760
Antin Infrastructure Partners SA	123,034	1,462,141
ARGAN SA	35,173	2,669,631
Beneteau SACA	71,054	667,940
Carmila SA *	139,367	2,769,031
Clariane SE *	523,723	2,264,689
Coface SA	226,204	3,985,071
Derichebourg SA	197,175	1,470,243
Elior Group SA *	286,355	893,302
Elis SA	390,542	11,104,472
Emeis SA *	171,067	2,654,372
Equasens	10,548	525,772
Eramet SA (a)	18,058	1,123,307
Esso SA Francaise	4,977	238,898
Etablissements Maurel et Prom SA	118,557	663,191
Eutelsat Communications SACA *(a)	254,418	643,678
Exail Technologies SA *(a)	20,404	1,794,934
Exosens SAS	72,912	3,549,728
Fnac Darty SA	20,354	666,136
Forvia SE *	346,944	4,872,017
Gaztransport Et Technigaz SA	79,804	15,957,836
GL Events SACA	19,640	657,584
ICADE *	97,433	2,399,471
ID Logistics Group SACA *	6,471	2,891,320
Imerys SA	69,730	1,911,453
Interparfums SA	50,411	1,431,020
IPSOS SA	73,925	2,752,262
JCDecaux SE	152,097	2,709,525
Lagardere SA	20,447	447,544
LISI SA	31,068	1,768,546
Manitou BF SA	19,734	427,357
Mercialys SA	199,409	2,536,410
Mersen SA	45,633	1,151,867
Metropole Television SA	106,783	1,551,567
Nexans SA	82,092	11,880,408
Nexity SA *	114,635	1,235,939
Opmobility	112,009	1,906,984
OVH Groupe SA *(a)	37,657	370,163
SECURITY	NUMBER OF SHARES	VALUE ($)
Peugeot Invest SA	9,856	841,865
Planisware SA	36,782	909,241
Pluxee NV	176,057	2,827,831
Quadient SA	56,994	948,511
Remy Cointreau SA	47,329	2,178,432
Rubis SCA	154,483	5,894,902
SES SA, Class A	795,176	5,126,387
Societe BIC SA	41,631	2,379,508
SOITEC *	54,495	1,679,134
Sopra Steria Group	29,564	4,518,695
Stef SA	7,537	1,051,398
Technip Energies NV	321,189	12,554,425
Television Francaise 1 SA	196,025	1,892,774
Trigano SA	17,362	3,465,710
Ubisoft Entertainment SA *	203,890	1,713,162
Valeo SE	450,245	5,690,374
Vallourec SACA	351,961	6,414,998
Verallia SA	32,259	893,275
Vicat SACA	32,989	2,706,778
Virbac SACA	8,751	3,737,400
Viridien *	15,117	1,545,630
Vivendi SE *	1,429,966	4,175,422
Voltalia SA *(a)	86,595	731,625
VusionGroup	18,349	4,446,384
Wavestone	16,379	949,482
Worldline SA *(a)	516,068	916,352
X-Fab Silicon Foundries SE *(a)	102,744	586,182
		188,529,183

Germany 4.2%
1&1 AG	39,575	1,113,773
Adesso SE	6,920	770,977
Adtran Networks SE	40,184	1,016,655
AIXTRON SE	245,702	5,115,584
AlzChem Group AG	12,279	1,835,452
Aroundtown SA *	1,536,527	5,292,589
Atoss Software SE	19,273	2,576,712
Aurubis AG	64,987	8,990,147
Auto1 Group SE *	254,082	7,147,770
Befesa SA	80,685	2,573,200
Bilfinger SE	76,918	9,069,550
CANCOM SE	52,680	1,632,379
Ceconomy AG *	281,977	1,459,529
Dermapharm Holding SE	30,367	1,328,640
Deutsche Beteiligungs AG (a)	21,506	604,003
Deutsche EuroShop AG	20,802	447,106
Deutsche Pfandbriefbank AG	287,879	1,514,133
Deutz AG	276,338	2,549,599
Douglas AG *	72,568	1,042,629
Duerr AG	104,538	2,363,345
Eckert & Ziegler SE	91,904	1,723,613
Elmos Semiconductor SE	12,857	1,456,309
Energiekontor AG	14,364	570,953
Evotec SE *	308,068	2,073,665
flatexDEGIRO AG	178,420	6,858,007
Freenet AG	256,192	8,479,674
Gerresheimer AG (a)	73,589	2,266,616
GFT Technologies SE	37,600	825,606
Grand City Properties SA	146,757	1,859,883
Grenke AG	56,401	1,030,281
HelloFresh SE *	308,115	2,213,439
Hornbach Holding AG & Co. KGaA	22,226	2,285,384
HUGO BOSS AG	77,718	3,450,886
Hypoport SE *	9,057	1,309,684
Indus Holding AG	39,804	1,226,465
IONOS Group SE *	107,109	3,461,906
Jenoptik AG	110,650	2,534,911
K&S AG	385,481	5,247,652

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kloeckner & Co. SE	125,262	879,506
Kontron AG (a)	80,625	2,256,894
Krones AG	30,075	4,558,405
KWS Saat SE & Co. KGaA	21,797	1,750,519
Lanxess AG	175,435	3,556,913
Nagarro SE	14,256	1,216,871
Nordex SE *	269,911	8,087,995
Norma Group SE	66,243	1,024,020
Patrizia SE	72,300	653,642
Pfeiffer Vacuum Technology AG	7,070	1,279,994
PNE AG (a)	74,496	881,855
ProSiebenSat.1 Media SE	125,354	708,195
Puma SE	222,030	5,140,657
Redcare Pharmacy NV *(a)	32,012	2,431,569
Salzgitter AG (a)	45,118	1,865,124
Schaeffler AG	418,940	3,238,099
Schott Pharma AG & Co. KGaA	74,275	1,648,142
Secunet Security Networks AG	3,530	761,175
SGL Carbon SE *	126,722	428,701
Siltronic AG (a)	22,960	1,308,863
Sixt SE	27,057	2,205,921
SMA Solar Technology AG *	28,957	1,162,770
Springer Nature AG & Co. KGaA	56,806	1,407,525
Stabilus SE	53,622	1,303,740
Stroeer SE & Co. KGaA	69,203	2,859,164
Suedzucker AG	122,319	1,379,116
TAG Immobilien AG	362,404	6,182,646
TeamViewer SE *	298,887	2,003,194
thyssenkrupp AG	1,057,862	11,552,679
Thyssenkrupp Nucera AG & Co. KGaA *(a)	50,213	431,233
Tkms AG& Co. KGaA *	53,733	4,087,689
TUI AG *	961,239	9,176,650
United Internet AG	175,951	5,280,613
Verbio SE (a)	38,798	802,832
Vossloh AG	20,607	1,654,950
Wacker Chemie AG (a)	37,051	2,850,871
Wacker Neuson SE	59,079	1,302,719
Wuestenrot & Wuerttembergische AG	45,155	741,002
		207,381,159

Hong Kong 1.1%
Asia Cement China Holdings Corp. *	907,285	301,822
Beijing Tong Ren Tang Chinese Medicine Co. Ltd. (a)	511,283	583,809
Bright Smart Securities & Commodities Group Ltd. *	1,873,715	1,908,467
Cafe de Coral Holdings Ltd.	726,411	527,156
CGN Mining Co. Ltd.	7,066,500	2,722,912
China Animal Healthcare Ltd. *(b)	192,752	0
China Travel International Investment Hong Kong Ltd. *(a)	4,109,062	738,888
Chow Sang Sang Holdings International Ltd.	728,854	1,136,494
CITIC Resources Holdings Ltd.	6,688,892	335,063
CITIC Telecom International Holdings Ltd.	3,458,648	1,141,688
Cowell e Holdings, Inc. *	545,891	2,090,843
Dah Sing Financial Holdings Ltd.	388,412	1,803,969
Deep Source Holdings Ltd. *	11,978,407	1,138,515
Envision Greenwise Holdings Ltd. *(a)	2,352,025	942,550
Fortune Real Estate Investment Trust	3,253,795	2,077,086
Giordano International Ltd.	2,183,569	426,303
Guotai Junan International Holdings Ltd.	5,146,577	1,897,179
HBM Holdings Ltd. *(a)	1,261,140	2,183,540
HKBN Ltd. (a)	878,744	740,413
Huabao International Holdings Ltd.	2,027,139	934,729
SECURITY	NUMBER OF SHARES	VALUE ($)
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,719,365	387,702
IGG, Inc.	1,551,553	761,269
LK Technology Holdings Ltd. (a)	1,162,382	500,152
Luk Fook Holdings International Ltd.	683,468	2,140,227
Melco International Development Ltd. *	1,835,439	1,178,740
MH Development NPV *(b)	459,925	0
Mongolian Mining Corp. *(a)	1,062,882	1,404,780
OSL Group Ltd. *	821,685	1,762,502
Pacific Basin Shipping Ltd.	9,375,682	3,131,008
Prosperity REIT	2,963,817	551,985
Realord Group Holdings Ltd. *(a)	955,955	1,430,445
SmarTone Telecommunications Holdings Ltd.	673,128	411,540
Stella International Holdings Ltd.	1,225,500	2,575,162
SUNeVision Holdings Ltd.	1,375,739	908,254
Sunlight Real Estate Investment Trust	2,081,366	628,238
Superb Summit International Group Ltd. *(b)	1,120,000	0
SY Holdings Group Ltd.	1,019,265	1,360,224
Television Broadcasts Ltd. *	780,600	315,825
Texhong International Group Ltd.	503,660	291,111
Time Interconnect Technology Ltd.	1,172,555	2,491,017
Truly International Holdings Ltd.	3,184,985	437,723
United Laboratories International Holdings Ltd.	2,393,716	3,926,191
Value Partners Group Ltd.	2,341,774	724,886
Vitasoy International Holdings Ltd.	1,371,746	1,146,998
Vobile Group Ltd. *(a)	3,659,896	2,355,127
VSTECS Holdings Ltd.	1,236,526	1,319,812
		55,772,344

Ireland 0.2%
Cairn Homes PLC	1,283,727	3,031,804
Glanbia PLC	414,590	7,116,248
		10,148,052

Israel 1.8%
Alony Hetz Properties & Investments Ltd.	339,696	3,911,784
Ashtrom Group Ltd.	100,505	2,274,298
Aura Investments Ltd.	320,435	2,175,210
Bet Shemesh Engines Holdings 1997 Ltd. *	15,063	2,857,510
Cellcom Israel Ltd. *	230,394	2,618,435
Danel Adir Yeoshua Ltd.	10,404	1,473,229
Delek Automotive Systems Ltd.	102,529	819,451
Delta Galil Ltd.	23,570	1,300,274
El Al Israel Airlines *	603,025	2,587,621
Elco Ltd.	20,429	1,016,555
Electra Ltd.	86,880	2,679,307
Equital Ltd. *	48,450	2,273,976
Formula Systems 1985 Ltd.	20,264	3,077,942
Fox Wizel Ltd.	17,185	1,797,362
G City Ltd.	215,667	671,061
Hilan Ltd.	34,245	2,723,317
IDI Insurance Co. Ltd.	17,513	1,317,940
Inrom Construction Industries Ltd.	229,360	1,633,757
Isracard Ltd.	414,829	1,786,430
Israel Canada TR Ltd.	381,603	1,855,503
Kenon Holdings Ltd.	43,440	2,564,556
Matrix IT Ltd.	69,467	2,918,997
Mega Or Holdings Ltd.	48,560	3,056,255
Meitav Investment House Ltd.	75,777	2,762,848
Nayax Ltd. *	30,453	1,351,658
Oil Refineries Ltd.	4,602,720	1,459,026

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
One Software Technologies Ltd.	95,405	2,487,399
OY Nofar Energy Ltd. *	54,764	1,591,312
Partner Communications Co. Ltd.	290,204	3,387,318
Paz Retail & Energy Ltd.	21,656	4,962,999
Perion Network Ltd. *	109,155	1,069,891
Priortech Ltd. *	17,750	1,167,304
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	18,031	1,878,091
Reit 1 Ltd.	422,601	3,416,531
Sapiens International Corp. NV	67,572	2,943,147
Sella Capital Real Estate Ltd.	507,480	1,777,022
Summit Real Estate Holdings Ltd.	84,494	1,650,379
Tel Aviv Stock Exchange Ltd.	190,765	5,217,384
YH Dimri Construction & Development Ltd.	18,523	2,162,041
		88,675,120

Italy 2.7%
ACEA SpA	93,994	2,447,863
Anima Holding SpA	46,189	325,916
Ariston Holding NV	143,128	707,949
Arnoldo Mondadori Editore SpA	244,805	585,264
Azimut Holding SpA	230,411	9,535,613
Banca Generali SpA	119,484	7,605,897
Banca IFIS SpA	66,794	1,922,442
Banca Popolare di Sondrio SpA	186,114	3,212,921
BFF Bank SpA *	385,268	4,895,997
Brembo NV	305,899	3,259,003
Carel Industries SpA	97,488	2,822,837
Cementir Holding NV	86,322	1,741,147
Credito Emiliano SpA	148,632	2,535,676
Danieli & C Officine Meccaniche SpA	25,451	1,423,692
De' Longhi SpA	148,954	6,330,450
El.En. SpA	99,798	1,470,922
Enav SpA	556,486	2,955,319
ERG SpA	109,559	2,787,101
Fincantieri SpA *	200,353	3,955,162
GVS SpA *	139,097	653,788
Intercos SpA	112,550	1,507,354
Iren SpA	1,330,984	4,142,816
Italmobiliare SpA	38,214	1,248,432
Iveco Group NV	415,382	8,930,380
Juventus Football Club SpA *(a)	226,808	610,675
Lottomatica Group SpA	542,545	13,864,913
Maire SpA	302,133	4,449,629
MARR SpA	64,724	670,030
MFE-MediaForEurope NV, Class A	525,489	1,895,434
MFE-MediaForEurope NV, Class B	123,895	589,237
Moltiply Group SpA	29,181	1,337,708
Piaggio & C SpA (a)	370,974	803,377
RAI Way SpA	196,402	1,267,315
Rizzoli Corriere Della Sera Mediagroup SpA	349,695	397,722
Saipem SpA (a)	2,764,812	7,530,829
Salvatore Ferragamo SpA *	136,987	1,263,099
Sanlorenzo SpA	29,215	1,030,727
Sesa SpA	15,252	1,492,170
SOL SpA	78,737	4,555,207
Tamburi Investment Partners SpA	228,945	2,417,890
Technogym SpA	230,208	4,320,107
Technoprobe SpA *	314,476	4,620,461
Tinexta SpA	43,450	744,287
Webuild SpA	1,005,661	3,947,201
Zignago Vetro SpA (a)	63,306	531,187
		135,343,146

SECURITY	NUMBER OF SHARES	VALUE ($)
Japan 20.3%
& ST HD Co. Ltd.	53,176	1,003,205
77 Bank Ltd.	148,682	6,878,150
A&D HOLON Holdings Co. Ltd.	60,738	697,874
ADEKA Corp.	182,952	4,336,683
Aeon Fantasy Co. Ltd. *	15,730	298,472
Aeon Hokkaido Corp.	82,675	482,116
Ai Holdings Corp.	80,155	1,427,946
Aichi Corp.	58,630	499,698
Aichi Financial Group, Inc.	78,966	2,350,510
Aichi Steel Corp.	66,758	1,252,595
Aida Engineering Ltd.	105,829	793,463
Aiful Corp.	644,276	2,122,127
Ain Holdings, Inc.	57,497	2,572,166
Aiphone Co. Ltd.	22,988	427,204
Airman Corp.	43,462	532,796
Airport Facilities Co. Ltd.	46,485	316,950
Aisan Industry Co. Ltd.	72,614	1,020,458
Aizawa Securities Group Co. Ltd.	38,341	331,199
Akatsuki, Inc.	18,585	320,012
Akita Bank Ltd.	34,566	858,335
Alconix Corp.	58,336	887,844
Alpen Co. Ltd. (a)	28,898	446,294
Alpha Systems, Inc.	13,140	349,867
Altech Corp.	35,160	619,384
Amvis Holdings, Inc.	83,315	249,865
Anest Iwata Corp.	71,897	722,886
Anicom Holdings, Inc.	128,825	734,728
Anritsu Corp.	268,589	4,080,040
Anycolor, Inc.	60,212	2,484,878
AOKI Holdings, Inc.	70,212	778,834
Aoyama Trading Co. Ltd.	91,875	1,419,485
Appier Group, Inc.	145,499	1,000,451
Arata Corp.	57,359	1,144,975
ARCLANDS Corp.	107,021	1,313,330
Arcs Co. Ltd.	93,668	2,016,818
ARE Holdings, Inc.	156,975	3,013,759
Argo Graphics, Inc.	132,945	1,406,550
Ariake Japan Co. Ltd.	38,701	1,366,501
Arisawa Manufacturing Co. Ltd.	61,190	666,993
Artience Co. Ltd.	74,444	1,636,289
As One Corp.	124,920	1,951,650
Asahi Diamond Industrial Co. Ltd.	92,909	494,165
Asahi Kogyosha Co. Ltd.	40,615	834,163
Asahi Yukizai Corp.	25,788	769,261
Asanuma Corp.	152,275	1,003,132
ASKA Pharmaceutical Holdings Co. Ltd.	40,104	528,124
ASKUL Corp.	71,518	655,372
Atom Corp. *(a)	251,698	893,564
Autobacs Seven Co. Ltd.	132,626	1,378,529
Avant Group Corp.	49,541	572,079
Avex, Inc.	64,180	498,881
Awa Bank Ltd.	69,851	1,857,620
Axial Retailing, Inc.	149,569	1,096,488
AZ-COM MARUWA Holdings, Inc.	105,692	704,388
Bando Chemical Industries Ltd.	59,074	781,723
Bank of Iwate Ltd.	30,088	953,445
Bank of Nagoya Ltd.	88,354	2,477,083
Bank of Saga Ltd.	34,520	799,678
Bank of the Ryukyus Ltd.	75,870	877,574
Base Co. Ltd.	14,547	317,415
baudroie, Inc. *	24,590	416,163
Belc Co. Ltd.	25,945	1,265,245
Bell System24 Holdings, Inc.	73,310	651,122
Belluna Co. Ltd.	91,606	589,965
BML, Inc.	45,333	1,112,627
Broadleaf Co. Ltd.	139,191	668,973
BRONCO BILLY Co. Ltd.	20,879	533,181

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bunka Shutter Co. Ltd.	120,555	1,640,877
C Uyemura & Co. Ltd.	22,758	2,177,359
CAC Holdings Corp.	19,283	258,260
Canon Electronics, Inc.	39,957	705,681
Cawachi Ltd.	31,015	601,220
CCI Group, Inc.	407,945	1,835,164
Central Automotive Products Ltd.	93,449	1,130,610
Central Glass Co. Ltd.	51,159	1,124,482
Change Holdings, Inc.	73,638	532,761
Chiba Kogyo Bank Ltd.	101,876	1,073,925
Chiyoda Co. Ltd.	53,565	348,747
Chiyoda Corp. *	338,915	1,548,519
Chofu Seisakusho Co. Ltd.	40,833	526,996
Chori Co. Ltd.	22,314	596,994
Chubu Shiryo Co. Ltd.	50,853	588,207
Chubu Steel Plate Co. Ltd.	36,720	503,562
Chudenko Corp.	64,758	1,865,346
Chugoku Marine Paints Ltd.	86,899	2,544,879
Chuo Spring Co. Ltd.	25,085	610,849
Citizen Watch Co. Ltd.	454,852	3,762,986
CKD Corp.	122,882	2,034,778
CMK Corp.	144,265	475,182
COLOPL, Inc.	155,350	446,986
Colowide Co. Ltd.	193,382	2,181,047
Comforia Residential REIT, Inc.	1,438	3,050,163
Computer Engineering & Consulting Ltd.	47,818	691,913
Comture Corp.	43,190	450,582
Cosel Co. Ltd.	47,145	356,495
CRE Logistics REIT, Inc.	1,173	1,243,282
Create Restaurants Holdings, Inc. (a)	494,304	2,549,918
Create SD Holdings Co. Ltd.	53,315	1,134,289
Cresco Ltd.	58,930	579,293
CTI Engineering Co. Ltd.	40,859	794,662
CTS Co. Ltd.	57,035	340,273
Curves Holdings Co. Ltd.	90,582	450,443
Cybozu, Inc.	47,187	994,843
Dai Nippon Toryo Co. Ltd.	47,127	411,927
Dai-Dan Co. Ltd.	63,240	2,958,360
Daido Metal Co. Ltd.	93,112	598,471
Daiei Kankyo Co. Ltd.	75,839	1,810,319
Daihen Corp.	41,202	2,302,348
Daiichi Jitsugyo Co. Ltd.	41,898	798,760
Daiichikosho Co. Ltd.	147,028	1,585,227
Daiki Aluminium Industry Co. Ltd.	52,050	364,900
Daikokutenbussan Co. Ltd.	11,978	473,593
Daikyonishikawa Corp.	81,028	397,222
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	28,139	722,183
Daio Paper Corp.	209,026	1,280,544
Daiseki Co. Ltd.	88,768	1,996,640
Daishi Hokuetsu Financial Group, Inc.	512,985	5,322,158
Daito Pharmaceutical Co. Ltd.	52,893	444,701
Daiwa Industries Ltd.	50,133	513,699
Daiwabo Holdings Co. Ltd.	181,590	3,539,870
DCM Holdings Co. Ltd.	210,973	2,118,518
DeNA Co. Ltd.	155,688	2,407,402
Denka Co. Ltd.	176,780	3,098,889
Denyo Co. Ltd.	31,622	672,765
Digital Arts, Inc.	22,593	1,038,076
Digital Garage, Inc.	57,728	1,119,046
Dip Corp.	69,035	958,217
DKS Co. Ltd.	19,187	935,681
Doshisha Co. Ltd.	40,819	817,426
Doutor Nichires Holdings Co. Ltd.	62,530	1,027,007
DTS Corp.	282,206	2,190,013
Duskin Co. Ltd.	81,537	2,107,265
DyDo Group Holdings, Inc.	40,646	663,672
Eagle Industry Co. Ltd.	51,582	921,568
Earth Corp.	33,414	1,104,878
SECURITY	NUMBER OF SHARES	VALUE ($)
EDION Corp.	171,093	2,237,750
eGuarantee, Inc.	74,254	846,034
Ehime Bank Ltd.	63,401	535,079
Eiken Chemical Co. Ltd.	59,939	951,803
Eizo Corp.	73,007	1,052,648
Elecom Co. Ltd.	97,197	1,114,293
EM Systems Co. Ltd.	64,890	346,801
en, Inc.	51,339	497,763
Enplas Corp.	15,340	943,698
eRex Co. Ltd.	76,180	323,661
ES-Con Japan Ltd.	87,594	585,457
ESCON Japan REIT Investment Corp.	612	497,287
ESPEC Corp.	41,593	892,897
euglena Co. Ltd. *	233,255	626,298
Exedy Corp.	52,125	1,817,110
FCC Co. Ltd.	70,205	1,552,113
Feed One Co. Ltd.	43,128	283,559
Ferrotec Corp.	86,752	2,721,250
FIDEA Holdings Co. Ltd.	34,991	392,177
Financial Partners Group Co. Ltd.	121,862	1,739,882
First Bank of Toyama Ltd.	120,642	1,320,452
Fixstars Corp.	54,544	573,577
France Bed Holdings Co. Ltd.	45,425	392,393
Fudo Tetra Corp.	31,603	528,573
Fuji Co. Ltd.	68,697	923,591
Fuji Corp.	169,345	3,714,630
Fuji Kyuko Co. Ltd.	81,261	1,102,921
Fuji Seal International, Inc.	81,858	1,665,486
Fujibo Holdings, Inc.	23,255	1,137,044
Fujicco Co. Ltd.	41,094	424,502
Fujimi, Inc.	114,404	1,760,231
Fujio Food Group, Inc. (a)	79,126	596,297
Fujita Kanko, Inc.	17,825	1,329,593
Fujiya Co. Ltd.	21,209	362,884
Fukuda Corp.	12,087	616,549
Fukuda Denshi Co. Ltd.	31,114	1,419,620
Fukui Bank Ltd.	48,770	752,255
Fukui Computer Holdings, Inc.	17,990	357,379
Fukuoka REIT Corp.	1,541	1,896,008
Fukuyama Transporting Co. Ltd.	48,494	1,281,882
FULLCAST Holdings Co. Ltd.	29,037	318,746
Funai Soken Holdings, Inc.	82,971	1,261,180
Furukawa Co. Ltd.	53,059	1,383,852
Furuno Electric Co. Ltd.	53,476	3,001,921
Furuya Metal Co. Ltd.	36,481	756,271
Fuso Chemical Co. Ltd.	42,847	1,721,568
Futaba Industrial Co. Ltd.	126,526	830,264
Future Corp.	84,530	1,112,080
G-7 Holdings, Inc.	44,294	392,841
Gakken Holdings Co. Ltd.	68,912	510,934
Galilei Co. Ltd.	48,731	1,183,534
Genki Global Dining Concepts Corp.	21,096	420,433
Genky DrugStores Co. Ltd.	32,384	1,081,196
Geo Holdings Corp.	53,853	583,221
Gift Holdings, Inc. (a)	21,449	454,958
giftee, Inc.	34,930	261,443
Giken Ltd.	40,263	483,259
Global One Real Estate Investment Corp.	2,252	2,047,798
GLOBERIDE, Inc.	37,545	532,198
Glory Ltd.	102,927	2,588,840
GMO Financial Holdings, Inc.	66,183	392,306
Godo Steel Ltd.	22,100	545,950
Goldcrest Co. Ltd.	29,327	646,491
GREE Holdings, Inc.	133,004	351,154
grems, Inc.	20,605	329,971
G-Tekt Corp.	48,091	599,712
GungHo Online Entertainment, Inc.	80,620	1,278,657
Gunze Ltd.	64,045	1,699,111
H.U. Group Holdings, Inc.	121,621	2,844,708

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
H2O Retailing Corp.	188,299	2,623,275
Hakuto Co. Ltd.	20,107	505,091
Halows Co. Ltd.	19,778	589,348
Hamakyorex Co. Ltd.	120,029	1,314,512
Hankyu Hanshin REIT, Inc.	1,345	1,498,850
Hanwa Co. Ltd.	70,043	3,115,017
Happinet Corp.	31,880	1,325,865
Hazama Ando Corp.	311,512	3,732,954
Health Care & Medical Investment Corp.	654	499,982
Heiwa Real Estate Co. Ltd.	85,875	1,257,996
Heiwa Real Estate REIT, Inc.	2,148	2,169,335
Heiwado Co. Ltd.	72,205	1,383,486
Hibiya Engineering Ltd.	30,499	938,130
Hiday Hidaka Corp. (a)	53,530	1,231,482
HI-LEX Corp.	47,891	936,030
Hioki EE Corp.	20,027	764,889
Hirata Corp.	55,399	812,613
HIS Co. Ltd. (a)	107,072	881,003
Hisaka Works Ltd.	39,428	372,677
Hochiki Corp.	32,372	884,759
Hogy Medical Co. Ltd.	39,212	1,480,030
Hokkaido Electric Power Co., Inc.	422,047	3,269,816
Hokkaido Gas Co. Ltd.	156,951	755,336
Hokkan Holdings Ltd.	26,650	395,865
Hokuetsu Corp. (a)	230,579	1,340,180
Hokuhoku Financial Group, Inc.	235,306	6,696,533
Hokuriku Electric Power Co.	376,630	2,453,344
Hokuto Corp.	44,515	599,619
Honeys Holdings Co. Ltd.	29,505	288,527
Hoosiers Holdings Co. Ltd.	48,058	410,826
Hoshino Resorts REIT, Inc.	1,163	1,887,779
Hosiden Corp.	104,837	1,765,534
Hosokawa Micron Corp.	30,350	1,087,193
Hulic Reit, Inc.	2,626	2,981,911
Hyakugo Bank Ltd.	476,944	3,187,777
Hyakujushi Bank Ltd.	48,985	1,952,494
Ichibanya Co. Ltd. (a)	135,394	817,310
Ichigo Office REIT Investment Corp.	2,332	1,486,921
Ichigo, Inc.	391,749	1,019,225
Ichiyoshi Securities Co. Ltd.	65,957	416,326
Idec Corp.	54,658	937,995
IDOM, Inc.	115,780	945,234
Iino Kaiun Kaisha Ltd.	183,153	1,664,280
I'll, Inc.	20,120	310,471
Imperial Hotel Ltd.	102,152	744,947
Inaba Denki Sangyo Co. Ltd.	215,490	3,459,854
Inabata & Co. Ltd.	101,595	2,412,108
Ines Corp.	35,313	399,407
Infomart Corp.	434,070	998,597
Insource Co. Ltd.	113,687	622,893
Intage Holdings, Inc.	35,436	391,942
Inui Global Logistics Co. Ltd.	46,921	438,390
Iriso Electronics Co. Ltd.	32,384	674,451
Ise Chemicals Corp. (a)	3,586	845,657
Iseki & Co. Ltd.	40,715	517,124
Ishihara Sangyo Kaisha Ltd.	63,836	1,149,089
Istyle, Inc.	154,306	452,881
Itochu Enex Co. Ltd.	94,432	1,147,344
Itochu-Shokuhin Co. Ltd.	10,854	722,673
Itoki Corp.	96,787	1,505,920
Iwaki Co. Ltd.	20,639	338,715
J Trust Co. Ltd.	117,793	326,091
JAC Recruitment Co. Ltd.	152,239	1,078,990
Jaccs Co. Ltd.	69,388	1,860,870
JAFCO Group Co. Ltd.	109,905	1,701,573
Japan Aviation Electronics Industry Ltd.	91,102	1,443,154
Japan Elevator Service Holdings Co. Ltd.	299,007	3,721,061
Japan Excellent, Inc.	2,348	2,287,062
Japan Investment Adviser Co. Ltd.	57,089	826,062
SECURITY	NUMBER OF SHARES	VALUE ($)
Japan Lifeline Co. Ltd.	112,633	1,110,812
Japan Material Co. Ltd.	147,061	1,596,420
Japan Petroleum Exploration Co. Ltd.	303,102	2,769,775
Japan Pulp & Paper Co. Ltd.	174,045	845,409
Japan Securities Finance Co. Ltd.	165,886	2,062,280
Japan Transcity Corp.	105,476	757,697
Japan Wool Textile Co. Ltd.	115,125	1,335,317
JBCC Holdings, Inc.	111,733	1,132,008
JCR Pharmaceuticals Co. Ltd.	136,564	685,227
JCU Corp.	40,801	1,181,804
JDC Corp.	112,624	399,110
JINS Holdings, Inc.	28,215	1,108,350
JM Holdings Co. Ltd.	52,238	542,632
J-Oil Mills, Inc.	43,227	564,264
Joshin Denki Co. Ltd.	41,344	719,844
Joyful Honda Co. Ltd.	104,092	1,444,147
JP-Holdings, Inc.	85,095	359,357
JSB Co. Ltd.	17,027	404,807
JSP Corp.	28,039	423,145
Juroku Financial Group, Inc.	65,854	2,624,876
JVCKenwood Corp.	310,877	2,336,807
K&O Energy Group, Inc.	30,739	722,923
Kaga Electronics Co. Ltd.	89,331	2,149,554
Kaken Pharmaceutical Co. Ltd.	66,052	1,638,073
Kameda Seika Co. Ltd.	29,986	786,880
Kamei Corp.	36,636	682,714
Kanaden Corp.	21,964	294,026
Kanadevia Corp.	354,434	2,269,014
Kanagawa Chuo Kotsu Co. Ltd.	14,359	339,537
Kanamoto Co. Ltd.	65,221	1,575,669
Kanematsu Corp.	175,364	3,879,247
Kanro, Inc.	49,570	484,106
Kanto Denka Kogyo Co. Ltd.	103,335	685,368
Kappa Create Co. Ltd. (a)	57,076	569,846
Kasumigaseki Capital Co. Ltd.	29,078	1,513,062
Katakura Industries Co. Ltd.	43,114	870,292
Katitas Co. Ltd.	108,514	2,218,261
Kato Sangyo Co. Ltd.	46,517	1,866,046
Kawada Technologies, Inc.	29,113	780,762
KeePer Technical Laboratory Co. Ltd.	26,509	596,261
Keihanshin Building Co. Ltd.	63,808	778,535
Keiyo Bank Ltd.	239,399	2,357,938
Key Coffee, Inc.	37,776	485,847
KH Neochem Co. Ltd.	67,360	1,067,055
Kisoji Co. Ltd.	57,927	941,012
Kissei Pharmaceutical Co. Ltd.	67,450	2,029,335
Ki-Star Real Estate Co. Ltd.	17,328	662,917
Kitz Corp.	147,617	1,609,077
Kiyo Bank Ltd.	119,381	2,348,604
Koa Corp.	69,842	594,809
Koatsu Gas Kogyo Co. Ltd.	62,305	424,816
Kohnan Shoji Co. Ltd.	38,182	972,595
Kojima Co. Ltd.	69,959	526,766
Komatsu Matere Co. Ltd.	74,311	396,675
KOMEDA Holdings Co. Ltd.	97,869	1,909,716
Komeri Co. Ltd.	54,947	1,230,630
Komori Corp.	94,968	967,633
Konishi Co. Ltd.	101,063	850,341
Konoike Transport Co. Ltd.	65,434	1,339,709
Kosaido Holdings Co. Ltd.	126,517	376,997
Koshidaka Holdings Co. Ltd.	98,859	776,048
KPP Group Holdings Co. Ltd.	87,303	419,591
Krosaki Harima Corp.	38,673	1,029,710
Kumagai Gumi Co. Ltd.	266,465	2,670,626
Kumiai Chemical Industry Co. Ltd.	180,758	809,675
Kura Sushi, Inc. (a)	45,622	982,313
Kurabo Industries Ltd.	30,935	1,494,713
Kureha Corp.	66,025	1,681,829
Kurimoto Ltd.	122,595	1,416,461

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
KYB Corp.	73,868	2,137,225
Kyodo Printing Co. Ltd.	39,512	375,244
Kyoei Steel Ltd.	41,756	638,448
Kyokuto Kaihatsu Kogyo Co. Ltd.	68,502	1,231,763
Kyokuto Securities Co. Ltd.	48,661	511,089
Kyokuyo Co. Ltd.	23,625	726,690
Kyorin Pharmaceutical Co. Ltd.	89,500	868,904
Kyoritsu Maintenance Co. Ltd.	131,205	2,395,406
Kyosan Electric Manufacturing Co. Ltd.	103,090	364,663
Leopalace21 Corp.	346,193	1,442,009
Life Corp.	77,343	1,255,925
Lifedrink Co., Inc.	70,933	944,561
Link & Motivation, Inc.	86,500	283,252
Lintec Corp.	85,097	2,254,893
LITALICO, Inc.	52,290	430,584
M&A Capital Partners Co. Ltd.	28,817	620,475
M&A Research Institute Holdings, Inc. (a)	51,555	396,780
Maeda Kosen Co. Ltd.	89,064	1,166,022
Maezawa Kyuso Industries Co. Ltd.	37,925	372,810
Makino Milling Machine Co. Ltd.	44,681	3,166,753
Mandom Corp.	82,085	1,321,881
Mani, Inc.	153,156	1,437,831
Mars Group Holdings Corp.	25,629	518,164
Marudai Food Co. Ltd.	38,979	546,281
Maruha Nichiro Corp.	92,408	2,253,796
MARUKA FURUSATO Corp.	34,431	499,310
Marusan Securities Co. Ltd.	122,713	769,070
Maruzen Showa Unyu Co. Ltd.	29,654	1,385,310
Matsuda Sangyo Co. Ltd.	32,298	1,007,954
Matsui Securities Co. Ltd.	234,710	1,227,320
Matsuya Co. Ltd.	83,139	1,064,478
Matsuyafoods Holdings Co. Ltd.	18,022	740,282
Max Co. Ltd.	75,791	3,336,650
Maxell Ltd.	83,920	1,197,090
Maxvalu Tokai Co. Ltd.	22,362	514,448
MCJ Co. Ltd.	134,067	1,328,213
MEC Co. Ltd.	34,311	1,123,545
Medley, Inc. *(a)	49,499	769,843
Megachips Corp.	26,099	1,312,894
Megmilk Snow Brand Co. Ltd.	102,819	2,016,188
Meidensha Corp.	77,743	2,889,519
Meiko Electronics Co. Ltd.	42,562	3,060,209
Meisei Industrial Co. Ltd.	81,021	870,697
MEITEC Group Holdings, Inc.	160,287	3,559,080
Menicon Co. Ltd.	131,368	1,282,111
METAWATER Co. Ltd.	47,261	1,013,060
Micronics Japan Co. Ltd.	67,652	2,856,948
Mie Kotsu Group Holdings, Inc.	118,164	411,927
Milbon Co. Ltd.	61,032	993,799
Ministop Co. Ltd.	23,655	318,937
Mirai Corp.	3,810	1,230,529
Mirai Industry Co. Ltd.	14,835	327,501
Mirait One Corp.	171,332	3,670,381
Mirarth Holdings, Inc.	236,169	585,693
MIRARTH Real Estate Investment Corp.	1,876	1,137,261
Miroku Jyoho Service Co. Ltd.	33,368	403,067
Mitani Sekisan Co. Ltd.	18,464	974,965
Mitsuba Corp.	85,287	513,744
Mitsubishi Estate Logistics REIT Investment Corp.	2,815	2,370,336
Mitsubishi Logisnext Co. Ltd.	69,683	687,676
Mitsubishi Pencil Co. Ltd.	99,137	1,365,873
Mitsubishi Research Institute, Inc.	19,027	607,206
Mitsuboshi Belting Ltd.	56,409	1,418,810
Mitsui DM Sugar Co. Ltd.	30,643	651,937
Mitsui E&S Co. Ltd.	201,129	8,850,707
Mitsui High-Tec, Inc.	211,586	1,076,573
Mitsui-Soko Holdings Co. Ltd.	152,698	3,995,296
SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsuuroko Group Holdings Co. Ltd.	73,499	1,089,415
MIXI, Inc.	73,000	1,355,213
Miyaji Engineering Group, Inc.	50,413	646,113
Miyazaki Bank Ltd.	34,696	1,267,332
Mizuho Leasing Co. Ltd.	277,799	2,438,863
Mizuno Corp.	121,923	2,375,174
Mochida Pharmaceutical Co. Ltd.	48,912	1,095,466
Monex Group, Inc.	371,738	1,762,808
Monogatari Corp.	66,863	1,900,272
Mori Trust Reit, Inc.	4,993	2,553,293
Moriroku Co. Ltd.	19,168	296,149
Morita Holdings Corp.	80,836	1,363,929
MOS Food Services, Inc.	56,678	1,510,929
m-up Holdings, Inc.	65,661	730,034
Murakami Corp.	13,840	596,881
Musashi Seimitsu Industry Co. Ltd.	91,131	1,679,543
Musashino Bank Ltd.	66,314	1,984,533
Nachi-Fujikoshi Corp.	34,704	885,113
Nagaileben Co. Ltd.	46,579	553,098
Nagawa Co. Ltd.	20,264	821,987
Nakanishi, Inc.	133,796	1,719,071
Nakayama Steel Works Ltd.	87,203	331,377
Namura Shipbuilding Co. Ltd.	110,578	3,263,132
Nanto Bank Ltd.	61,103	2,216,232
NEC Capital Solutions Ltd.	15,013	384,344
Net Protections Holdings, Inc. *	124,539	481,237
Neturen Co. Ltd.	58,599	461,132
Nextage Co. Ltd.	99,160	1,707,420
Nichiban Co. Ltd.	32,227	414,273
Nichicon Corp.	117,521	1,241,859
Nichiden Corp.	27,984	459,615
Nichiha Corp.	54,073	1,056,858
Nichireki Group Co. Ltd.	52,495	834,269
Nihon Dengi Co. Ltd.	21,505	941,231
Nihon Nohyaku Co. Ltd.	80,686	459,659
Nihon Parkerizing Co. Ltd.	213,727	1,948,949
Nihon Tokushu Toryo Co. Ltd.	30,127	433,226
Nikkiso Co. Ltd.	113,363	1,153,607
Nippn Corp.	141,995	2,182,019
Nippon Beet Sugar Manufacturing Co. Ltd.	19,586	456,233
Nippon Carbon Co. Ltd.	24,681	712,515
Nippon Ceramic Co. Ltd.	30,668	762,524
Nippon Chemi-Con Corp. *	42,305	398,787
Nippon Denko Co. Ltd.	221,282	473,619
Nippon Densetsu Kogyo Co. Ltd.	66,188	1,372,113
Nippon Fine Chemical Co. Ltd.	21,305	385,279
Nippon Gas Co. Ltd.	226,943	4,429,788
Nippon Kanzai Holdings Co. Ltd.	44,506	797,429
Nippon Light Metal Holdings Co. Ltd.	125,017	1,965,983
Nippon Paper Industries Co. Ltd.	233,694	1,662,290
Nippon Parking Development Co. Ltd., Class C	423,479	770,702
NIPPON REIT Investment Corp.	3,438	2,256,015
Nippon Rietec Co. Ltd.	27,175	371,621
Nippon Seiki Co. Ltd.	100,082	1,341,054
Nippon Sheet Glass Co. Ltd. *	207,913	688,824
Nippon Signal Co. Ltd.	96,736	776,120
Nippon Soda Co. Ltd.	96,932	2,211,329
Nippon Thompson Co. Ltd.	132,112	625,638
Nippon Yakin Kogyo Co. Ltd.	25,076	703,831
Nishikawa Rubber Co. Ltd.	46,385	914,027
Nishimatsu Construction Co. Ltd.	65,690	2,388,077
Nishimatsuya Chain Co. Ltd.	77,036	1,106,791
Nishi-Nippon Financial Holdings, Inc.	266,085	5,055,700
Nishi-Nippon Railroad Co. Ltd.	153,082	2,676,115
Nishio Holdings Co. Ltd.	38,786	1,117,226
Nissan Shatai Co. Ltd.	134,843	921,132
Nissei ASB Machine Co. Ltd.	17,193	710,637

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nissha Co. Ltd.	88,045	675,360
Nisshin Oillio Group Ltd.	56,703	1,925,831
Nisshinbo Holdings, Inc.	299,838	2,432,521
Nissui Corp.	591,814	4,685,589
Nitta Corp.	34,581	921,865
Nittetsu Mining Co. Ltd.	110,505	1,292,353
Nitto Boseki Co. Ltd.	62,917	5,507,505
Nitto Kogyo Corp.	51,909	1,310,615
Nittoku Co. Ltd.	29,601	438,561
Noevir Holdings Co. Ltd.	37,286	1,107,469
Nohmi Bosai Ltd.	45,965	1,073,646
Nojima Corp.	380,422	2,852,251
Nomura Co. Ltd.	177,787	1,376,268
Nomura Micro Science Co. Ltd.	60,858	1,216,770
Noritake Co. Ltd.	55,125	1,932,289
Noritsu Koki Co. Ltd.	117,664	1,354,965
Noritz Corp.	70,658	871,169
North Pacific Bank Ltd.	706,898	3,741,735
NPR-RIKEN Corp.	49,610	1,069,770
NS United Kaiun Kaisha Ltd.	22,457	860,576
NSD Co. Ltd.	139,115	3,232,496
NTN Corp.	1,032,427	2,464,461
NTT UD REIT Investment Corp.	2,839	2,547,004
Nxera Pharma Co. Ltd. *	157,933	897,703
Obara Group, Inc.	18,519	474,101
Ogaki Kyoritsu Bank Ltd.	75,798	2,047,347
Ohsho Food Service Corp.	69,963	1,452,612
Oiles Corp.	48,817	685,722
Oisix ra daichi, Inc.	55,489	539,066
Oita Bank Ltd.	31,102	1,161,965
Okabe Co. Ltd.	71,637	425,553
Okamoto Industries, Inc.	26,812	941,556
Okamura Corp.	150,841	2,191,327
Okasan Securities Group, Inc.	397,983	1,843,907
Oki Electric Industry Co. Ltd.	178,494	2,221,310
Okinawa Cellular Telephone Co.	84,842	1,525,036
Okinawa Electric Power Co., Inc.	108,152	756,128
Okinawa Financial Group, Inc.	38,140	1,135,279
Okumura Corp.	65,179	2,581,264
Okura Industrial Co. Ltd.	18,565	590,678
Okuwa Co. Ltd.	50,784	275,968
One REIT, Inc.	1,441	844,931
Onoken Co. Ltd.	43,511	391,474
Onward Holdings Co. Ltd.	251,445	1,118,249
Open Up Group, Inc.	125,521	1,447,855
Optex Group Co. Ltd.	70,709	1,113,310
Optorun Co. Ltd.	49,467	589,927
Orient Corp.	128,299	850,120
Oriental Shiraishi Corp.	214,919	577,065
Osaka Organic Chemical Industry Ltd.	27,292	691,700
Osaka Soda Co. Ltd.	199,665	2,818,725
Osaka Steel Co. Ltd.	27,361	499,880
OSAKA Titanium Technologies Co. Ltd. (a)	63,076	911,480
Osaki Electric Co. Ltd.	71,614	558,961
OSG Corp.	146,522	2,158,160
Oyo Corp.	35,640	642,000
Pacific Industrial Co. Ltd.	112,819	2,302,650
Pacific Metals Co. Ltd.	37,677	610,848
Pack Corp.	88,384	738,563
PAL GROUP Holdings Co. Ltd.	202,204	2,823,470
Paramount Bed Holdings Co. Ltd.	23,430	526,255
Pasona Group, Inc.	41,677	510,647
Penta-Ocean Construction Co. Ltd.	576,320	6,370,727
PHC Holdings Corp.	62,732	412,853
PIA Corp. *	14,935	268,170
Pigeon Corp.	242,264	2,511,131
PILLAR Corp.	41,112	1,251,407
Pilot Corp. (a)	74,241	2,332,609
SECURITY	NUMBER OF SHARES	VALUE ($)
Piolax, Inc.	37,762	416,701
PKSHA Technology, Inc. *(a)	34,810	758,436
Plus Alpha Consulting Co. Ltd.	51,998	786,384
Premium Group Co. Ltd.	71,511	848,692
Press Kogyo Co. Ltd.	143,081	726,178
Prestige International, Inc.	184,312	806,697
Prima Meat Packers Ltd.	47,041	793,110
Procrea Holdings, Inc.	52,906	594,663
Qol Holdings Co. Ltd.	45,421	683,716
Raito Kogyo Co. Ltd.	88,989	1,927,477
Raiznext Corp.	50,488	767,754
Raksul, Inc.	104,456	861,486
Remixpoint, Inc. *(a)	247,387	434,374
Rengo Co. Ltd.	481,265	3,441,793
RENOVA, Inc. *	100,603	509,301
Restar Corp.	38,826	686,950
Retail Partners Co. Ltd.	51,029	435,897
Rheon Automatic Machinery Co. Ltd.	38,256	363,316
Ricoh Leasing Co. Ltd.	30,738	1,146,396
Rigaku Holdings Corp.	238,367	1,461,821
Riken Keiki Co. Ltd.	80,448	1,670,308
Riken Technos Corp.	83,686	793,153
Riken Vitamin Co. Ltd.	47,826	905,951
Ringer Hut Co. Ltd.	48,053	719,024
Riso Kagaku Corp.	75,762	608,815
Rock Field Co. Ltd. (a)	46,137	423,378
Roland Corp.	31,529	724,329
Royal Holdings Co. Ltd.	70,417	1,235,513
RS Technologies Co. Ltd.	27,925	649,585
Ryobi Ltd.	61,166	1,070,454
RYODEN Corp.	25,521	535,606
Ryoyo Ryosan Holdings, Inc.	75,553	1,449,572
S Foods, Inc.	35,226	598,199
S&B Foods, Inc.	38,261	876,534
Sagami Holdings Corp.	52,929	628,500
Saibu Gas Holdings Co. Ltd.	64,212	801,158
Saizeriya Co. Ltd.	61,323	2,294,946
Sakai Chemical Industry Co. Ltd.	32,424	644,117
Sakai Moving Service Co. Ltd.	44,533	814,750
Sakata INX Corp.	88,604	1,327,499
Sakata Seed Corp.	68,928	1,835,283
Sakura Internet, Inc. (a)	47,101	944,737
Sala Corp.	115,637	846,251
Samty Residential Investment Corp.	774	580,810
San ju San Financial Group, Inc.	46,163	1,209,911
San-A Co. Ltd.	82,231	1,514,463
San-Ai Obbli Co. Ltd.	99,266	1,334,573
Sangetsu Corp.	102,247	2,057,389
San-In Godo Bank Ltd.	309,301	2,879,938
Sankei Real Estate, Inc.	826	542,550
Sanken Electric Co. Ltd. *	27,623	959,238
Sanki Engineering Co. Ltd.	97,509	3,474,207
Sansan, Inc. *	165,259	1,785,496
Sanshin Electronics Co. Ltd.	24,190	480,545
Santec Holdings Corp.	11,590	663,241
Sanyo Chemical Industries Ltd.	23,148	697,926
Sanyo Denki Co. Ltd.	58,933	1,529,501
Sanyo Electric Railway Co. Ltd.	31,959	427,212
Sato Corp.	51,996	767,695
SBS Holdings, Inc.	32,189	777,652
Seika Corp.	54,776	856,829
Seikagaku Corp.	79,081	352,203
Seikitokyu Kogyo Co. Ltd.	43,578	449,882
Seiko Group Corp.	59,058	2,774,080
Seiren Co. Ltd.	108,814	2,252,286
Sekisui Jushi Corp.	49,978	691,461
Senko Group Holdings Co. Ltd.	287,318	3,589,404
Senshu Electric Co. Ltd.	27,356	837,071
Senshu Ikeda Holdings, Inc.	497,330	2,492,227

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Septeni Holdings Co. Ltd.	145,495	392,524
Seria Co. Ltd.	100,000	2,095,482
Shibaura Electronics Co. Ltd.	3,785	171,968
Shibaura Machine Co. Ltd.	47,370	1,315,918
Shibaura Mechatronics Corp.	25,533	2,864,997
Shibusawa Logistics Corp.	72,177	547,629
Shibuya Corp.	51,838	1,136,084
Shiga Bank Ltd.	83,754	3,649,646
Shikoku Bank Ltd.	77,967	831,881
Shikoku Kasei Holdings Corp.	64,325	1,173,967
Shima Seiki Manufacturing Ltd.	54,466	347,284
Shin Nippon Air Technologies Co. Ltd.	50,823	1,035,675
Shin Nippon Biomedical Laboratories Ltd.	46,871	547,554
Shinagawa Refra Co. Ltd.	57,097	728,119
Shindengen Electric Manufacturing Co. Ltd.	16,625	346,243
Shin-Etsu Polymer Co. Ltd.	80,522	1,000,527
Shinko Shoji Co. Ltd.	57,203	375,366
Shinmaywa Industries Ltd.	107,859	1,291,820
Shinnihon Corp.	63,460	799,909
Shinsho Corp.	26,386	411,388
Shinwa Co. Ltd.	21,452	440,587
Ship Healthcare Holdings, Inc.	156,275	2,596,238
Shizuoka Gas Co. Ltd.	81,088	628,231
Shochiku Co. Ltd.	20,515	1,716,923
Shoei Co. Ltd.	96,624	1,151,686
Shoei Foods Corp. (a)	24,096	632,317
Shofu, Inc.	55,966	671,377
Showa Sangyo Co. Ltd.	45,486	905,056
SIGMAXYZ Holdings, Inc.	130,428	679,513
Siix Corp.	64,160	535,318
Simplex Holdings, Inc.	300,984	2,121,643
Sinanen Holdings Co. Ltd.	9,919	432,864
Sinfonia Technology Co. Ltd.	45,323	2,521,010
Sinko Industries Ltd.	101,205	893,043
Sintokogio Ltd.	95,325	641,405
SMS Co. Ltd.	138,384	1,217,566
Sodick Co. Ltd.	104,829	653,628
Softcreate Holdings Corp.	27,321	380,621
Software Service, Inc. (a)	4,704	436,186
Solasto Corp.	128,010	461,016
SOSiLA Logistics REIT, Inc.	1,355	1,071,496
Sparx Group Co. Ltd.	37,934	368,036
SRA Holdings	21,952	731,499
SRE Holdings Corp.	27,441	616,345
St. Marc Holdings Co. Ltd.	31,686	543,769
Star Asia Investment Corp.	5,170	2,070,650
Star Micronics Co. Ltd.	65,090	935,578
Starts Corp., Inc.	70,103	2,205,740
Starts Proceed Investment Corp.	460	613,137
Starzen Co. Ltd.	93,976	753,976
Stella Chemifa Corp.	16,263	430,936
Strike Co. Ltd.	22,888	594,017
Sumida Corp.	56,258	434,778
Sumitomo Densetsu Co. Ltd.	32,451	2,025,458
Sumitomo Mitsui Construction Co. Ltd.	64,797	247,478
Sumitomo Osaka Cement Co. Ltd.	67,529	1,665,614
Sumitomo Riko Co. Ltd.	75,342	1,254,332
Sumitomo Seika Chemicals Co. Ltd.	15,850	540,352
Sumitomo Warehouse Co. Ltd.	115,995	2,568,169
Sun Corp. (a)	24,677	1,459,588
Sun Frontier Fudousan Co. Ltd.	52,962	827,775
Suruga Bank Ltd.	273,437	2,945,515
SWCC Corp.	61,640	4,210,717
Systena Corp.	519,923	1,745,848
T Hasegawa Co. Ltd.	66,728	1,211,837
Tachibana Eletech Co. Ltd.	31,303	597,174
Tachi-S Co. Ltd.	68,675	895,129
SECURITY	NUMBER OF SHARES	VALUE ($)
Tadano Ltd.	240,866	1,640,760
Taihei Dengyo Kaisha Ltd.	88,264	1,298,083
Taikisha Ltd.	100,863	2,084,480
Takamatsu Construction Group Co. Ltd.	39,219	1,058,071
Takaoka Toko Co. Ltd.	22,945	535,947
Takara Bio, Inc.	103,185	575,932
Takara Standard Co. Ltd.	102,438	1,818,348
Takasago International Corp.	184,815	1,844,005
Takeuchi Manufacturing Co. Ltd.	72,069	3,288,249
Taki Chemical Co. Ltd. (a)	15,690	371,010
Takuma Co. Ltd.	131,135	2,104,210
Tama Home Co. Ltd. (a)	28,801	677,345
Tamron Co. Ltd.	270,613	1,820,850
Tamura Corp.	167,243	649,467
Tanseisha Co. Ltd.	92,454	824,710
TDC Soft, Inc.	58,830	521,006
TechMatrix Corp.	83,288	1,160,321
Techno Ryowa Ltd.	29,265	1,104,587
Teikoku Electric Manufacturing Co. Ltd.	30,801	611,875
Teikoku Sen-I Co. Ltd.	41,156	949,450
Tekken Corp.	21,528	582,863
TKC Corp.	76,708	2,042,433
Toa Corp.	113,441	2,128,518
TOA ROAD Corp.	81,391	854,332
Toagosei Co. Ltd.	205,745	2,151,060
Tocalo Co. Ltd.	121,076	1,720,125
Tochigi Bank Ltd.	185,192	821,230
Toei Co. Ltd.	57,911	2,144,989
Toenec Corp.	86,483	1,100,088
Toho Bank Ltd.	485,102	1,582,294
Toho Holdings Co. Ltd.	115,744	3,491,234
Toho Titanium Co. Ltd.	64,557	523,323
Tohokushinsha Film Corp. (a)	99,336	415,677
Tokai Corp.	45,725	723,454
TOKAI Holdings Corp.	250,483	1,735,163
Tokai Rika Co. Ltd.	110,833	2,110,834
Tokai Tokyo Financial Holdings, Inc.	537,112	2,226,924
Token Corp.	10,656	1,002,436
Tokushu Tokai Paper Co. Ltd.	62,854	617,866
Tokuyama Corp.	144,837	3,810,963
Tokyo Electron Device Ltd.	38,248	775,744
Tokyo Energy & Systems, Inc.	33,945	410,907
Tokyo Keiki, Inc. (a)	27,075	1,020,192
Tokyo Kiraboshi Financial Group, Inc.	52,818	2,870,212
Tokyo Steel Manufacturing Co. Ltd.	107,733	996,211
Tokyotokeiba Co. Ltd.	28,863	1,019,129
Tokyu Construction Co. Ltd.	179,292	1,463,749
Tokyu REIT, Inc.	1,845	2,422,560
Tomoku Co. Ltd.	24,845	550,077
TOMONY Holdings, Inc.	356,142	1,707,108
Topcon Corp. *	55,008	1,156,208
Topre Corp.	86,523	1,271,924
Topy Industries Ltd.	31,723	613,928
Torishima Pump Manufacturing Co. Ltd.	39,606	485,526
Tosei Corp.	112,774	1,196,756
Tosei REIT Investment Corp.	536	508,350
Toshiba TEC Corp.	51,576	940,960
Totech Corp.	55,203	1,287,657
Totetsu Kogyo Co. Ltd.	50,545	1,454,323
Towa Bank Ltd.	70,181	455,131
Towa Corp.	129,629	1,778,505
Towa Pharmaceutical Co. Ltd.	56,073	1,173,203
Toyo Construction Co. Ltd. (a)	35,422	395,192
Toyo Corp.	35,621	390,564
Toyo Gosei Co. Ltd.	13,136	556,418
Toyo Kanetsu KK	16,209	497,540
Toyo Tanso Co. Ltd.	30,923	979,905
Toyobo Co. Ltd.	182,301	1,410,044
TPR Co. Ltd.	116,338	958,735

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Transaction Co. Ltd.	54,310	378,656
Transcosmos, Inc.	44,942	1,075,670
TRE Holdings Corp.	88,215	933,310
Tri Chemical Laboratories, Inc.	60,153	1,076,240
Trusco Nakayama Corp.	96,074	1,470,200
TSI Holdings Co. Ltd.	99,280	629,208
Tsubakimoto Chain Co.	191,265	2,766,326
Tsuburaya Fields Holdings, Inc.	71,393	913,172
Tsugami Corp.	95,751	1,729,102
Tsukishima Holdings Co. Ltd.	56,839	969,232
Tsurumi Manufacturing Co. Ltd.	66,677	979,325
TV Asahi Holdings Corp.	43,313	931,209
Tv Tokyo Holdings Corp.	11,450	363,568
UACJ Corp.	319,351	4,221,859
Uchida Yoko Co. Ltd.	19,594	1,379,930
Union Tool Co.	19,398	1,192,098
Unipres Corp.	73,265	567,152
United Arrows Ltd.	50,292	753,816
United Super Markets Holdings, Inc.	179,045	1,011,969
Ushio, Inc.	151,895	2,389,146
UT Group Co. Ltd.	58,498	1,051,502
V Technology Co. Ltd.	19,784	373,240
Valor Holdings Co. Ltd.	91,494	1,890,856
Valqua Ltd.	34,915	900,563
Vector, Inc.	59,422	437,906
Vision, Inc.	73,519	612,933
Vital KSK Holdings, Inc.	61,757	523,975
VT Holdings Co. Ltd.	190,917	628,846
Wacoal Holdings Corp.	104,437	3,336,228
Wacom Co. Ltd.	252,581	1,359,616
Wakita & Co. Ltd.	85,994	1,052,538
Warabeya Nichiyo Holdings Co. Ltd.	25,493	548,904
Weathernews, Inc. (a)	29,059	756,968
Wellneo Sugar Co. Ltd.	25,443	460,436
West Holdings Corp.	51,772	507,269
WingArc1st, Inc.	42,962	971,841
World Co. Ltd.	61,570	1,195,496
Xebio Holdings Co. Ltd.	40,001	270,689
Yahagi Construction Co. Ltd.	62,151	927,585
YAKUODO Holdings Co. Ltd.	24,855	349,611
YAMABIKO Corp.	81,671	1,418,317
Yamae Group Holdings Co. Ltd.	45,309	720,356
Yamagata Bank Ltd.	61,768	738,604
Yamaichi Electronics Co. Ltd.	38,219	1,420,508
YA-MAN Ltd. (a)	49,686	255,992
Yamanashi Chuo Bank Ltd.	58,002	1,401,266
Yamashin-Filter Corp.	77,445	320,103
Yamazen Corp.	101,014	979,392
Yellow Hat Ltd.	136,216	1,455,997
Yodoko Ltd.	254,996	2,155,333
Yokogawa Bridge Holdings Corp.	70,415	1,340,615
Yokorei Co. Ltd.	89,191	782,457
Yokowo Co. Ltd.	49,274	681,721
Yondenko Corp.	60,776	587,703
Yondoshi Holdings, Inc.	44,937	508,547
Yonex Co. Ltd.	127,430	2,862,173
Yoshinoya Holdings Co. Ltd. (a)	134,825	2,735,379
Yuasa Trading Co. Ltd.	30,125	1,046,315
Yurtec Corp.	78,117	1,373,117
Zacros Corp.	118,542	895,617
Zenrin Co. Ltd.	61,910	411,808
ZERIA Pharmaceutical Co. Ltd.	63,761	839,251
ZIGExN Co. Ltd.	107,105	340,430
Zojirushi Corp.	71,893	773,063
Zuken, Inc.	33,347	1,004,363
		1,008,071,990

SECURITY	NUMBER OF SHARES	VALUE ($)
Netherlands 1.7%
Aalberts NV	209,598	6,737,999
Allfunds Group PLC	788,092	7,367,269
Aperam SA	90,978	3,501,184
Arcadis NV	147,645	6,531,843
Basic-Fit NV *	113,548	3,737,230
Brunel International NV (a)	39,020	362,730
Corbion NV	125,182	2,799,546
Eurocommercial Properties NV	89,989	2,772,797
Flow Traders Ltd. *	76,102	2,110,853
Fugro NV	239,140	2,410,383
Galapagos NV *(a)	107,507	3,373,708
Havas NV *	136,558	2,295,460
Koninklijke BAM Groep NV	539,872	5,356,992
Koninklijke Heijmans NV	51,645	3,602,192
NSI NV	33,685	789,682
OCI NV *	212,173	836,223
PostNL NV (a)	716,954	844,542
SBM Offshore NV	284,416	8,113,346
Signify NV	265,702	6,272,055
Sligro Food Group NV	45,000	514,936
Theon International PLC (a)	52,631	1,594,212
TKH Group NV	74,597	3,319,231
TomTom NV *	125,508	777,816
Van Lanschot Kempen NV	67,988	4,102,983
Wereldhave NV	80,326	1,862,583
		81,987,795

New Zealand 0.4%
Argosy Property Ltd.	1,670,622	1,213,161
Channel Infrastructure NZ Ltd.	802,023	1,233,875
Freightways Group Ltd.	350,602	2,807,619
Genesis Energy Ltd.	1,326,889	1,843,315
Goodman Property Trust	2,012,815	2,310,912
Kiwi Property Group Ltd.	3,052,472	1,883,691
Oceania Healthcare Ltd. *	1,429,467	693,395
Precinct Properties Group	2,998,111	2,108,305
Scales Corp. Ltd.	278,315	966,588
SKY Network Television Ltd.	272,207	546,911
SKYCITY Entertainment Group Ltd. *	1,919,476	925,575
Stride Property Group	1,008,121	821,771
Summerset Group Holdings Ltd.	460,514	3,317,693
Vector Ltd.	487,678	1,340,968
		22,013,779

Norway 2.6%
Aker Solutions ASA	541,686	1,640,207
Atea ASA *	168,138	2,470,759
Austevoll Seafood ASA	182,287	1,589,901
AutoStore Holdings Ltd. *	2,302,314	2,518,056
Bakkafrost P	108,108	4,969,008
Bluenord ASA *	46,247	1,993,957
Bonheur ASA	38,036	842,536
Borregaard ASA	196,401	3,690,142
BW Energy Ltd. *	138,037	505,060
BW LPG Ltd.	188,206	2,391,566
BW Offshore Ltd.	172,326	632,223
Cadeler AS *	455,809	2,009,411
DNO ASA	1,691,284	2,426,776
DOF Group ASA	411,138	3,825,807
Elkem ASA *	595,765	1,626,035
Entra ASA	96,681	1,078,440
Europris ASA	326,437	2,931,102
Frontline PLC	312,027	7,467,123
Grieg Seafood ASA *	81,169	577,921
Hafnia Ltd.	580,979	3,499,984

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hoegh Autoliners ASA	235,675	2,076,524
Leroy Seafood Group ASA	595,007	2,765,449
MPC Container Ships ASA	768,871	1,362,502
NEL ASA *(a)	3,565,349	841,942
Nordic Semiconductor ASA *	352,952	4,683,968
Protector Forsikring ASA	130,666	6,221,637
Scatec ASA *	263,868	2,596,304
SpareBank 1 SMN	260,978	4,941,663
SpareBank 1 Sor-Norge ASA	440,495	7,788,508
Sparebanken Norge	305,271	5,413,878
Stolt-Nielsen Ltd.	51,316	1,725,351
Storebrand ASA	878,458	13,673,242
Subsea 7 SA	487,802	9,411,235
TGS ASA	424,032	3,645,977
TOMRA Systems ASA	503,153	6,224,481
Veidekke ASA	220,319	3,682,005
Wallenius Wilhelmsen ASA	218,113	1,966,002
Wilh Wilhelmsen Holding ASA, Class A	24,602	1,335,637
Wilh Wilhelmsen Holding ASA, Class B	9,757	488,217
		129,530,536

Poland 1.8%
Alior Bank SA	192,424	5,460,578
Asseco Poland SA	142,393	7,601,168
Bank Handlowy w Warszawie SA	66,869	1,900,349
Bank Millennium SA *	1,310,469	5,615,089
Benefit Systems SA *	6,009	5,835,181
Budimex SA	27,795	4,765,358
CCC SA *	110,042	4,078,145
CD Projekt SA	152,677	10,738,423
Cyfrowy Polsat SA *	336,814	1,055,128
Enea SA	552,770	3,050,853
Grupa Azoty SA *	107,558	556,164
Grupa Kety SA	21,094	5,566,508
Jastrzebska Spolka Weglowa SA *	115,590	755,919
KRUK SA	38,377	5,020,503
Orange Polska SA	1,416,340	3,744,582
Pepco Group NV	343,124	2,519,697
PGE Polska Grupa Energetyczna SA *	1,859,578	5,032,738
Tauron Polska Energia SA *	2,255,746	5,866,072
Warsaw Stock Exchange	61,873	1,085,402
XTB SA	165,239	3,202,838
Zabka Group SA *	1,126,810	7,192,766
		90,643,461

Portugal 0.3%
Altri SGPS SA (a)	137,331	726,771
Corticeira Amorim SGPS SA	76,176	594,973
CTT-Correios de Portugal SA	165,302	1,352,481
Mota-Engil SGPS SA	174,052	958,674
Navigator Co. SA (a)	463,816	1,636,377
NOS SGPS SA	401,230	1,715,912
REN - Redes Energeticas Nacionais SGPS SA	762,838	2,934,809
Semapa-Sociedade de Investimento e Gestao	29,374	574,758
Sonae SGPS SA	1,700,715	2,929,068
		13,423,823

Republic of Korea 6.5%
ABLBio, Inc. *	86,931	11,112,792
Advanced Nano Products Co. Ltd.	20,433	758,605
Ahnlab, Inc.	10,867	444,833
Ananti, Inc. *	134,559	704,521
APR Corp. *	52,895	9,189,591
Asiana Airlines, Inc. *	123,683	692,991
SECURITY	NUMBER OF SHARES	VALUE ($)
BH Co. Ltd.	47,785	583,239
BHI Co. Ltd. *	39,281	1,200,613
Binex Co. Ltd. *	55,765	555,128
Binggrae Co. Ltd.	9,387	467,228
Bioneer Corp. *	40,017	387,748
BNC Korea Co. Ltd. *	126,882	490,911
Boryung	51,016	310,123
Bukwang Pharmaceutical Co. Ltd.	180,899	493,870
Cafe24 Corp. *	28,443	672,080
Caregen Co. Ltd.	30,597	1,816,284
Chabiotech Co. Ltd. *	116,392	1,099,300
Cheryong Electric Co. Ltd.	25,066	596,546
Chong Kun Dang Pharmaceutical Corp.	14,162	842,604
CJ CGV Co. Ltd. *	154,982	602,793
CJ ENM Co. Ltd. *	22,083	953,504
Classys, Inc.	43,140	1,718,971
Com2uSCorp	15,097	319,771
Cosmax, Inc.	18,446	2,082,097
CosmoAM&T Co. Ltd. *	49,457	1,669,697
Cosmochemical Co. Ltd. *	58,659	676,873
Creative & Innovative System *	135,932	650,706
CS Wind Corp.	51,831	1,460,847
D&D PharmaTech, Inc. *	61,794	3,983,321
Daea TI Co. Ltd. *	111,013	309,869
Daeduck Electronics Co. Ltd.	72,688	2,431,748
Daejoo Electronic Materials Co. Ltd.	22,433	1,122,680
Daesang Corp.	44,739	641,888
Daewoo Engineering & Construction Co. Ltd. *	444,792	1,064,609
Daewoong Co. Ltd.	38,400	624,051
Daewoong Pharmaceutical Co. Ltd.	9,160	1,098,091
Daishin Securities Co. Ltd.	57,115	1,052,471
Danal Co. Ltd. *	117,960	555,851
Daou Technology, Inc.	44,915	1,094,892
Dawonsys Co. Ltd. *	55,908	129,254
DB HiTek Co. Ltd.	65,653	2,839,242
Dentium Co. Ltd.	12,300	436,582
DI Dong Il Corp.	27,919	374,177
DL E&C Co. Ltd.	62,359	1,706,694
DL Holdings Co. Ltd.	24,263	645,902
Dong-A Socio Holdings Co. Ltd.	7,803	607,516
Dong-A ST Co. Ltd.	9,210	339,429
Dongjin Semichem Co. Ltd.	69,030	1,696,824
DongKook Pharmaceutical Co. Ltd.	54,881	698,584
Dongkuk Steel Mill Co. Ltd.	60,946	344,379
Dongwon Industries Co. Ltd.	18,466	571,314
Doosan Fuel Cell Co. Ltd. *	88,788	1,919,871
Doosan Robotics, Inc. *	42,493	2,239,287
Doosan Tesna, Inc.	25,676	782,161
DoubleUGames Co. Ltd.	20,402	731,095
Douzone Bizon Co. Ltd.	38,393	2,433,093
Duk San Neolux Co. Ltd. *	27,046	774,240
Ecopro HN Co. Ltd.	32,654	556,205
Enchem Co. Ltd. *	36,500	1,886,241
ENF Technology Co. Ltd.	20,873	634,429
Eo Technics Co. Ltd.	17,742	3,100,462
ESR Kendall Square REIT Co. Ltd.	373,581	1,116,437
Eubiologics Co. Ltd. *	53,547	463,869
Eugene Technology Co. Ltd.	30,925	1,678,044
Fadu, Inc. *	68,502	1,287,920
Foosung Co. Ltd. *	126,468	720,635
GemVax & Kael Co. Ltd. *	61,009	1,368,984
GI Innovation, Inc. *	96,612	1,234,379
GOLFZON Co. Ltd.	7,043	289,258
Grand Korea Leisure Co. Ltd.	69,381	684,540
Green Cross Holdings Corp.	45,216	497,771
GS P&L Co. Ltd. *	18,232	568,413
HAESUNG DS Co. Ltd.	23,466	779,461
Han Kuk Carbon Co. Ltd.	68,413	1,269,966

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hana Micron, Inc. *	90,363	1,579,117
Hana Tour Service, Inc.	22,757	730,378
Hanall Biopharma Co. Ltd. *	66,824	2,126,518
Hancom, Inc.	34,956	566,893
Hanil Cement Co. Ltd.	41,899	500,002
Hankook & Co. Co. Ltd.	43,893	890,903
Hankook Shell Oil Co. Ltd.	1,480	468,460
Hansol Chemical Co. Ltd.	18,671	3,021,588
Hanssem Co. Ltd. *	19,468	601,653
Hanwha Engine *	116,571	3,344,981
Hanwha General Insurance Co. Ltd. *	111,684	398,695
Hanwha Investment & Securities Co. Ltd. *	247,820	825,702
Harim Holdings Co. Ltd.	98,391	561,317
HD Hyundai Construction Equipment Co. Ltd.	22,455	1,432,210
HD Hyundai Infracore Co. Ltd. *	270,316	2,685,423
HDC Holdings Co. Ltd.	53,654	635,902
HDC Hyundai Development Co-Engineering & Construction, Class E	78,037	1,041,625
HD-Hyundai Marine Engine *	43,365	2,285,240
HK inno N Corp. *	33,326	1,182,890
HL Holdings Corp. *	11,109	358,428
HLB Life Science Co. Ltd. *	228,115	615,793
HLB Therapeutics Co. Ltd. *	143,117	307,517
HPSP Co. Ltd.	89,478	1,840,485
HS Hyosung Advanced Materials Corp.	4,767	638,236
Hugel, Inc. *	11,863	1,843,196
Humedix Co. Ltd.	14,166	442,612
Huons Global Co. Ltd.	11,932	442,993
Hyosung Corp.	15,688	1,394,228
Hyosung TNC Corp.	4,900	738,007
Hyundai Bioscience Co. Ltd. *	186,325	637,279
Hyundai Department Store Co. Ltd.	28,432	1,763,165
Hyundai Elevator Co. Ltd.	43,816	2,586,087
Hyundai GF Holdings	84,411	460,324
Hyundai Green Food	35,734	378,564
Hyundai Home Shopping Network Corp.	8,898	331,561
Hyundai Wia Corp.	34,793	1,471,543
Il Dong Pharmaceutical Co. Ltd. *	41,168	821,596
Iljin Electric Co. Ltd.	48,987	1,828,706
InBody Co. Ltd.	19,749	418,306
Innocean Worldwide, Inc.	37,987	468,299
Innox Advanced Materials Co. Ltd.	25,043	409,536
Intellian Technologies, Inc.	16,900	474,025
IS Dongseo Co. Ltd.	25,319	307,653
ISC Co. Ltd.	21,355	1,624,876
i-SENS, Inc.	39,230	472,419
ISU Specialty Chemical *	41,465	1,466,141
IsuPetasys Co. Ltd.	117,047	11,460,761
JB Financial Group Co. Ltd.	346,858	5,684,070
Jeju Air Co. Ltd. *	59,147	217,983
Joongang Advanced Materials Co. Ltd. *	186,246	372,327
JR Global Reit	424,844	853,646
Jusung Engineering Co. Ltd.	68,625	1,276,234
JW Pharmaceutical Corp.	25,025	443,274
JYP Entertainment Corp.	59,070	2,731,282
KC Tech Co. Ltd.	18,514	501,671
KCC Glass Corp.	17,880	333,734
KEPCO Engineering & Construction Co., Inc.	39,655	2,480,713
KIWOOM Securities Co. Ltd.	27,758	5,152,779
KMW Co. Ltd. *	55,227	567,423
Koh Young Technology, Inc.	111,226	1,792,443
Kolmar Korea Co. Ltd. *	31,544	1,430,650
Kolon Industries, Inc.	40,206	1,115,428
Komipharm International Co. Ltd. *	88,433	374,622
SECURITY	NUMBER OF SHARES	VALUE ($)
Korea Electric Terminal Co. Ltd.	13,141	554,001
Korea Line Corp. *	320,356	373,366
Korea Petrochemical Ind Co. Ltd.	7,912	763,951
Korean Reinsurance Co.	291,570	2,297,825
Kumho Tire Co., Inc. *	329,172	1,311,629
L&C Bio Co. Ltd.	37,242	1,468,763
Lake Materials Co. Ltd.	80,043	726,600
LEENO Industrial, Inc.	106,584	4,949,979
LigaChem Biosciences, Inc. *	55,276	7,265,393
Lotte Chilsung Beverage Co. Ltd.	6,916	562,911
Lotte Energy Materials Corp. *	60,460	1,607,443
LOTTE Fine Chemical Co. Ltd.	32,750	1,016,583
LOTTE REIT Co. Ltd.	353,494	979,491
Lotte Rental Co. Ltd.	24,918	543,887
Lotte Tour Development Co. Ltd. *	74,191	972,128
Lotte Wellfood Co. Ltd.	4,879	401,095
LS Materials Ltd. *	68,884	546,145
Lunit, Inc. *	57,375	1,562,485
LX Holdings Corp.	93,869	508,711
LX International Corp.	57,146	1,225,959
LX Semicon Co. Ltd.	25,453	896,519
Mcnex Co. Ltd.	21,868	402,967
Medytox, Inc.	10,607	898,672
MegaStudyEdu Co. Ltd.	13,334	401,203
Mezzion Pharma Co. Ltd. *	46,198	2,450,239
Myoung Shin Industrial Co. Ltd. *	50,158	293,312
Naturecell Co. Ltd. *	110,487	1,667,842
Neowiz *	21,929	375,760
Nexon Games Co. Ltd. *	45,788	407,240
NEXTIN, Inc.	16,487	735,421
NHN Corp.	30,767	689,336
NHN KCP Corp.	46,580	516,271
NICE Information Service Co. Ltd.	62,546	731,507
OCI Co. Ltd.	8,470	343,258
OCI Holdings Co. Ltd.	28,289	2,002,438
Orion Holdings Corp.	40,375	555,940
Oscotec, Inc. *	71,422	3,011,025
Paradise Co. Ltd.	99,298	1,151,213
Park Systems Corp.	10,108	1,628,937
Partron Co. Ltd.	78,839	371,505
People & Technology, Inc.	38,186	1,067,177
Peptron, Inc. *	46,177	10,675,674
PharmaResearch Co. Ltd.	13,832	4,420,522
Pharmicell Co. Ltd.	121,531	1,413,929
PI Advanced Materials Co. Ltd.	26,585	301,163
Poongsan Corp.	36,900	2,489,022
Posco M-Tech Co. Ltd.	46,882	493,159
PSK, Inc.	40,522	818,348
Rainbow Robotics *	17,563	5,194,917
RFHIC Corp.	34,752	648,654
S&S Tech Corp.	36,185	1,203,173
Sam Chun Dang Pharm Co. Ltd.	31,463	4,631,788
Samchully Co. Ltd.	3,523	290,579
Samyang Biopharmaceuticals Corp. *	6,305	285,529
Samyang Holdings Corp. *	5,932	245,646
Sanil Electric Co. Ltd.	25,900	2,525,455
SD Biosensor, Inc.	68,913	443,754
SeAH Besteel Holdings Corp.	26,491	502,566
Sebang Global Battery Co. Ltd.	10,761	489,519
Seegene, Inc.	66,487	1,161,878
Seobu T&D	65,708	493,262
Seojin System Co. Ltd. *	69,530	1,153,593
Seoul Semiconductor Co. Ltd. *	73,803	310,137
SFA Engineering Corp.	24,267	363,019
SFA Semicon Co. Ltd. *	144,754	410,939
SHIFT UP Corp. *	25,345	661,781
Shin Poong Pharmaceutical Co. Ltd. *	66,926	660,773
Shinhan Alpha REIT Co. Ltd.	264,586	1,056,077
Shinsegae, Inc.	14,408	2,130,854

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Shinsung Delta Tech Co. Ltd.	34,169	1,275,544
Shinsung E&G Co. Ltd. *	298,191	328,068
Silicon2 Co. Ltd. *	70,742	2,183,855
SIMMTECH Co. Ltd.	46,187	1,702,197
SK Chemicals Co. Ltd.	22,145	1,073,633
SK Discovery Co. Ltd.	16,423	668,914
SK Gas Ltd.	4,828	784,614
SK Networks Co. Ltd.	192,153	597,110
SK oceanplant Co. Ltd. *	58,626	739,477
SK REITs Co. Ltd.	374,651	1,339,995
SL Corp.	28,542	803,481
SM Entertainment Co. Ltd.	23,898	1,756,620
SNT Motiv Co. Ltd.	22,404	473,780
Solid, Inc.	121,497	620,435
SOLUM Co. Ltd. *	81,586	940,321
Solus Advanced Materials Co. Ltd.	66,628	386,906
Soop Co. Ltd.	15,027	706,059
Soulbrain Co. Ltd.	8,389	1,494,521
ST Pharm Co. Ltd.	26,946	2,143,734
Studio Dragon Corp. *	26,107	704,755
Sung Kwang Bend Co. Ltd.	34,443	613,611
Sungeel Hitech Co. Ltd. *	15,379	436,591
Sungwoo Hitech Co. Ltd.	85,943	396,215
Synopex, Inc. *	158,504	664,991
Taekwang Industrial Co. Ltd.	533	292,477
Taihan Cable & Solution Co. Ltd. *	232,824	3,514,563
TCC Steel	32,485	362,920
TechWing, Inc.	65,712	2,104,536
TES Co. Ltd.	24,253	650,584
TK Corp.	30,568	473,906
TKG Huchems Co. Ltd.	41,342	523,996
Tokai Carbon Korea Co. Ltd.	9,962	978,825
Tongyang Life Insurance Co. Ltd. *	74,659	343,686
Unid Co. Ltd.	6,680	296,606
Voronoi, Inc. *	22,806	3,651,999
VT Co. Ltd. *	47,499	655,649
Wemade Co. Ltd. *	43,693	776,916
WONIK IPS Co. Ltd.	61,725	2,572,837
Woori Technology, Inc. *	327,480	862,874
YG Entertainment, Inc.	25,444	1,122,847
Youlchon Chemical Co. Ltd.	24,221	489,147
Youngone Corp.	46,875	2,788,945
Youngone Holdings Co. Ltd.	11,489	1,296,043
Yuanta Securities Korea Co. Ltd.	146,053	370,433
Zinus, Inc.	32,489	265,762
		323,093,322

Singapore 0.9%
AEM Holdings Ltd. *	505,412	659,496
AIMS APAC REIT *	1,388,808	1,565,579
Bumitama Agri Ltd.	634,155	729,561
CapitaLand China Trust	2,450,331	1,494,623
Capitaland India Trust	2,125,366	1,952,813
CDL Hospitality Trusts *	1,712,108	1,103,818
Digital Core REIT Management Pte. Ltd.	1,776,252	897,007
Eagle Hospitality Trust *(b)	940,343	0
ESR-REIT	1,214,712	2,597,963
Far East Hospitality Trust	1,899,024	887,086
First Real Estate Investment Trust	2,949,388	614,859
First Resources Ltd.	900,458	1,439,175
Frasers Centrepoint Trust	2,806,993	4,941,470
Golden Agri-Resources Ltd.	13,355,005	2,835,677
iFAST Corp. Ltd.	340,541	2,326,980
Keppel Infrastructure Trust	8,272,218	3,001,925
Keppel Pacific Oak U.S. REIT *	1,997,874	479,490
Lendlease Global Commercial REIT	3,598,796	1,722,776
Nanofilm Technologies International Ltd.	617,535	312,308
OUE Real Estate Investment Trust	4,463,923	1,206,326
SECURITY	NUMBER OF SHARES	VALUE ($)
Parkway Life Real Estate Investment Trust *	948,070	2,964,663
Prime U.S. REIT	2,046,890	419,613
Raffles Medical Group Ltd.	1,598,979	1,222,244
Riverstone Holdings Ltd.	1,190,922	758,608
Sheng Siong Group Ltd.	1,372,002	2,881,400
Singapore Post Ltd.	3,127,959	990,204
Starhill Global REIT	3,101,893	1,377,129
Stoneweg Europe Stapled Trust *	736,284	1,307,377
UMS Integration Ltd.	1,169,504	1,255,152
		43,945,322

Spain 2.2%
Acerinox SA	507,205	7,163,713
Almirall SA	157,145	2,305,216
Atresmedia Corp. de Medios de Comunicacion SA	202,299	1,267,802
CIE Automotive SA	123,683	4,255,972
Colonial SFL Socimi SA	765,892	4,688,718
Construcciones y Auxiliar de Ferrocarriles SA	36,094	2,274,568
Distribuidora Internacional de Alimentacion SA *	23,569	826,061
Ebro Foods SA	109,336	2,299,246
Elecnor SA	77,495	2,657,634
Enagas SA	469,776	7,766,357
Ence Energia y Celulosa SA *(a)	227,659	628,819
Fluidra SA	216,621	6,008,451
Gestamp Automocion SA	292,205	1,007,861
Global Dominion Access SA	196,641	753,099
Grenergy Renovables SA *	17,319	1,370,791
HBX Group International PLC *	134,123	968,184
Indra Sistemas SA (a)	188,949	10,087,104
Laboratorios Farmaceuticos Rovi SA	39,909	2,753,511
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,499,866	1,987,846
Logista Integral SA	127,269	4,348,350
Melia Hotels International SA	212,814	1,800,494
Neinor Homes SA *	103,934	2,217,008
Pharma Mar SA *	27,108	2,367,380
Prosegur Cash SA	600,708	460,120
Prosegur Cia de Seguridad SA	220,732	733,929
Puig Brands SA, Class B	315,914	5,356,525
Sacyr SA	1,080,382	4,824,768
Solaria Energia y Medio Ambiente SA *	162,607	3,144,913
Tecnicas Reunidas SA *	94,947	3,140,438
Unicaja Banco SA	2,421,549	7,110,135
Vidrala SA	48,256	4,693,096
Viscofan SA	95,229	5,923,769
		107,191,878

Sweden 5.5%
AddLife AB, B Shares	240,391	4,817,123
Addnode Group AB	271,365	2,836,864
AFRY AB	211,733	3,558,161
Alleima AB	412,701	3,583,663
AQ Group AB	117,143	2,358,571
Arjo AB, B Shares	425,843	1,451,119
Asker Healthcare Group AB *	402,228	3,908,095
Asmodee Group AB, Class B *	332,711	4,106,084
Atrium Ljungberg AB, B Shares	488,657	1,734,851
Attendo AB	255,843	2,281,273
Avanza Bank Holding AB	286,255	11,256,870
Betsson AB, Class B	227,817	3,495,122
Better Collective AS *(a)	76,509	915,017
Bilia AB, A Shares	148,511	1,976,105

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Billerud Aktiebolag	471,743	4,669,039
BioArctic AB *	80,409	2,596,823
BoneSupport Holding AB *	115,956	2,480,973
Boozt AB *	130,640	1,488,992
Bravida Holding AB	437,674	3,714,666
Bufab AB	280,854	2,908,965
Bure Equity AB	113,121	3,058,378
Camurus AB *	77,013	5,037,986
Catena AB	91,532	4,299,168
Cibus Nordic Real Estate AB publ	168,509	2,926,474
Clas Ohlson AB, B Shares	78,812	3,048,280
Cloetta AB, B Shares	377,964	1,575,693
Corem Property Group AB, B Shares	1,702,810	716,745
Dios Fastigheter AB	221,707	1,519,692
Dometic Group AB	697,956	3,267,870
Electrolux AB, B Shares *	458,587	2,915,353
Electrolux Professional AB, B Shares	455,453	3,230,557
Elekta AB, B Shares	736,436	4,528,670
Embracer Group AB *	315,988	3,070,177
Fabege AB	406,337	3,532,710
Fagerhult Group AB	179,674	793,429
Granges AB	220,328	3,223,714
Hemnet Group AB	172,821	3,215,743
Hexatronic Group AB *(a)	402,447	903,311
Hexpol AB	561,027	5,136,341
HMS Networks AB *	68,122	3,403,301
Hufvudstaden AB, A Shares	214,767	2,882,763
Husqvarna AB, B Shares	704,555	3,368,986
Instalco AB	460,380	1,142,194
Intea Fastigheter AB	135,899	971,145
Investment AB Oresund	58,216	711,054
INVISIO AB	78,084	2,152,500
JM AB	129,176	1,914,682
Kinnevik AB, Class B *	523,662	4,869,209
Lagercrantz Group AB, B Shares	402,299	9,221,729
Lindab International AB	154,071	3,407,555
Loomis AB	147,631	5,947,971
Medicover AB, B Shares	105,622	2,637,260
MEKO AB	83,811	637,130
MIPS AB	56,263	1,868,325
Modern Times Group MTG AB, B Shares *	203,900	2,611,511
Munters Group AB	283,518	4,848,671
Mycronic AB	324,397	7,497,924
NCAB Group AB *	369,896	2,058,954
NCC AB, B Shares	181,539	4,176,740
Nolato AB, B Shares	403,928	2,620,976
Nordnet AB publ	427,306	12,277,671
Norion Bank AB *	121,103	826,891
NP3 Fastigheter AB	66,929	1,844,996
Nyfosa AB	339,908	2,751,555
Pandox AB	238,671	4,818,083
Peab AB, B Shares	351,913	2,973,729
Platzer Fastigheter Holding AB, B Shares	130,532	1,017,213
Ratos AB, B Shares	402,089	1,582,479
Roko AB *	5,452	1,019,098
Samhallsbyggnadsbolaget i Norden AB *(a)	2,185,081	982,293
Scandic Hotels Group AB	314,672	3,056,056
Sdiptech AB, B Shares *	75,988	1,517,867
Sectra AB, Class B	283,513	8,675,151
Sinch AB *	1,374,530	4,189,863
SkiStar AB	83,316	1,515,840
Storskogen Group AB, B Shares	3,061,590	3,650,179
Systemair AB	207,857	1,718,965
Thule Group AB	231,451	6,164,338
Troax Group AB	82,016	1,217,403
Truecaller AB, B Shares	509,771	1,351,210
SECURITY	NUMBER OF SHARES	VALUE ($)
Vimian Group AB *	416,863	1,328,587
Vitec Software Group AB, B Shares	70,036	2,321,229
Vitrolife AB	159,490	2,470,537
Volati AB	53,863	588,214
Wallenstam AB, B Shares	743,154	3,383,363
Wihlborgs Fastigheter AB	581,948	5,676,488
Xvivo Perfusion AB *	50,720	997,541
		271,006,086

Switzerland 4.3%
Accelleron Industries AG	202,788	16,024,533
Allreal Holding AG	31,653	7,963,019
ALSO Holding AG	12,032	3,199,243
ams-OSRAM AG *	218,315	2,301,559
APG SGA SA	2,505	655,147
Arbonia AG	102,520	658,825
Aryzta AG *	51,090	3,206,845
Autoneum Holding AG	6,325	1,189,458
Basilea Pharmaceutica Ag Allschwil *	25,717	1,570,981
Bell Food Group AG	3,937	1,125,277
Bossard Holding AG, Class A	11,865	2,319,951
Bucher Industries AG	14,072	6,274,084
Burckhardt Compression Holding AG	6,706	4,518,271
Burkhalter Holding AG	15,966	2,767,877
Bystronic AG	3,115	977,620
Cembra Money Bank AG	63,399	7,497,024
Cie Financiere Tradition SA	3,002	1,110,398
Clariant AG *	439,465	3,984,439
Comet Holding AG	15,717	3,762,136
COSMO Pharmaceuticals NV	18,066	1,399,471
Daetwyler Holding AG	16,346	3,183,902
dormakaba Holding AG	65,061	5,355,915
Dottikon Es Holding AG *	6,761	2,984,961
EFG International AG *	312,699	7,173,442
Forbo Holding AG	2,023	1,854,322
Galenica AG	107,397	12,191,589
Huber & Suhner AG	31,207	5,682,126
Implenia AG	30,632	2,578,894
Inficon Holding AG	36,278	4,536,162
Interroll Holding AG	1,423	3,969,762
Intershop Holding AG	11,877	2,366,673
Kardex Holding AG	12,731	4,415,696
Komax Holding AG *	8,608	653,949
Landis & Gyr Group AG *	56,468	3,656,935
LEM Holding SA *	1,007	401,320
Luzerner Kantonalbank AG	41,516	4,518,959
Medacta Group SA	12,819	2,471,363
Medartis Holding AG *	9,650	1,039,573
Medmix AG	54,521	714,317
Mobimo Holding AG *	15,679	7,010,102
Montana Aerospace AG *	56,581	1,744,044
OC Oerlikon Corp. AG Pfaffikon	385,262	1,515,234
PIERER Mobility AG *(a)	22,011	452,309
PolyPeptide Group AG *	28,267	890,660
Schweiter Technologies AG	2,092	685,218
Sensirion Holding AG *	19,678	1,428,766
SFS Group AG	37,029	4,731,522
Siegfried Holding AG *	83,201	7,460,579
SKAN Group AG	26,252	1,610,201
Softwareone Holding AG	365,609	4,050,180
St. Galler Kantonalbank AG	5,963	4,025,090
Stadler Rail AG	116,588	2,924,319
Sulzer AG	36,828	6,430,395
Sunrise Communications AG, Class A	90,918	4,721,690
Tecan Group AG	27,054	4,663,147
TX Group AG	4,538	991,301
Valiant Holding AG	34,135	5,951,678
Vetropack Holding AG	26,011	722,393

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Vontobel Holding AG	56,808	4,294,471
VP Bank AG, Class A	6,642	681,613
Ypsomed Holding AG	8,416	3,464,086
Zehnder Group AG	18,768	1,622,142
		214,327,158

United Kingdom 11.6%
4imprint Group PLC	58,496	3,018,905
Aberdeen Group PLC	3,899,008	10,704,336
AG Barr PLC	185,119	1,591,884
AJ Bell PLC	670,782	4,795,001
Alphawave IP Group PLC *(a)	744,180	2,045,044
AO World PLC *	611,508	889,652
Ashmore Group PLC	942,696	2,034,739
ASOS PLC *(a)	111,613	358,627
Aston Martin Lagonda Global Holdings PLC *(a)	640,323	540,873
Auction Technology Group PLC *	203,049	758,693
B&M European Value Retail SA	2,191,106	4,903,531
Babcock International Group PLC	549,313	8,246,424
Bakkavor Group PLC	361,537	1,099,389
Balfour Beatty PLC	1,072,862	10,007,656
Baltic Classifieds Group PLC	986,201	3,090,384
Bellway PLC	245,488	9,218,197
Big Yellow Group PLC	398,748	6,128,757
Bodycote PLC	380,262	3,196,910
Breedon Group PLC	593,853	2,585,606
Bridgepoint Group PLC	1,021,791	3,831,461
Bytes Technology Group PLC	466,857	2,140,306
C&C Group PLC	799,381	1,372,697
Canal & SA	1,481,781	5,236,281
Carnival PLC *	285,427	6,858,490
Chemring Group PLC	577,127	3,681,998
Clarkson PLC	58,821	2,946,050
Close Brothers Group PLC *	344,933	2,059,405
CMC Markets PLC	226,269	869,439
Coats Group PLC	4,011,633	4,294,854
Computacenter PLC	118,680	4,670,355
Cranswick PLC	111,631	7,632,211
Crest Nicholson Holdings PLC	485,496	924,396
Currys PLC	2,216,385	3,867,647
Derwent London PLC	229,733	5,174,736
Diversified Energy Co. *(a)	121,560	1,840,029
Domino's Pizza Group PLC	852,354	1,973,008
Dowlais Group PLC	2,718,737	3,067,381
Dr. Martens PLC	1,205,027	1,234,219
Drax Group PLC	747,818	7,362,081
Dunelm Group PLC	286,094	4,215,309
easyJet PLC	807,000	5,339,959
Elementis PLC	1,291,811	2,793,412
Energean PLC	302,675	3,765,807
Firstgroup PLC	1,167,427	2,733,268
Frasers Group PLC *	217,714	2,218,342
Future PLC	207,198	1,741,939
Games Workshop Group PLC	70,690	18,180,230
Genuit Group PLC	526,939	2,304,041
Genus PLC	144,866	5,048,218
Grafton Group PLC	374,580	4,692,195
Grainger PLC	1,506,497	3,692,801
Great Portland Estates PLC	844,685	3,575,868
Greencore Group PLC	951,445	3,025,595
Greggs PLC	211,122	4,363,892
Hammerson PLC	992,275	4,275,614
Harbour Energy PLC	1,183,732	3,268,639
Hays PLC	3,390,104	2,587,327
Helios Towers PLC *	1,673,176	3,538,265
Hill & Smith PLC	171,299	5,118,200
Hilton Food Group PLC	165,677	1,117,367
SECURITY	NUMBER OF SHARES	VALUE ($)
Hochschild Mining PLC	690,432	3,686,734
Ibstock PLC	855,491	1,523,458
IG Group Holdings PLC	723,231	10,876,490
Inchcape PLC	757,079	7,729,114
IntegraFin Holdings PLC	528,898	2,431,741
International Workplace Group PLC	1,653,526	5,078,557
Investec PLC	1,268,076	9,182,297
IP Group PLC *	1,912,271	1,636,808
Ithaca Energy PLC	392,947	902,815
ITV PLC	7,195,163	7,841,378
J D Wetherspoon PLC	161,254	1,466,786
Johnson Matthey PLC	363,228	9,577,414
JTC PLC	343,080	5,791,362
Jupiter Fund Management PLC	925,666	1,798,060
Just Group PLC	2,204,962	6,266,777
Kainos Group PLC	169,055	2,336,298
Keller Group PLC	144,297	3,104,983
Lancashire Holdings Ltd.	523,979	4,061,492
Lion Finance Group PLC	69,566	8,258,875
LondonMetric Property PLC	4,804,044	11,979,604
Man Group PLC	2,498,435	6,845,962
Marshalls PLC	482,943	1,150,539
Mitchells & Butlers PLC *	536,915	2,052,425
Mitie Group PLC	2,528,064	5,319,299
Molten Ventures PLC *	312,016	2,031,552
MONY Group PLC	1,025,934	2,563,758
Moonpig Group PLC	649,682	1,820,653
Morgan Advanced Materials PLC	589,142	1,580,742
Morgan Sindall Group PLC	92,480	5,820,460
NCC Group PLC	600,422	1,180,610
Ninety One PLC	541,953	1,551,069
Ocado Group PLC *	1,257,415	3,071,409
OSB Group PLC	782,326	5,934,431
Oxford Instruments PLC	127,713	3,337,013
Oxford Nanopore Technologies PLC *(a)	922,415	1,722,080
Pagegroup PLC	669,531	2,139,754
Paragon Banking Group PLC	412,110	4,600,435
Pennon Group PLC	1,015,861	7,423,277
Petershill Partners PLC	452,357	1,873,041
Pets at Home Group PLC	959,591	2,817,551
Picton Property Income Ltd.	1,062,593	1,061,583
Playtech PLC	503,122	1,886,582
Plus500 Ltd.	149,408	6,283,428
Premier Foods PLC	1,390,291	3,293,738
Primary Health Properties PLC	5,423,665	7,006,697
PZ Cussons PLC	528,407	560,812
QinetiQ Group PLC	1,012,619	5,573,505
Quilter PLC	2,851,961	7,217,600
Rank Group PLC	412,808	578,695
Raspberry PI Holdings PLC *(a)	136,245	587,788
Rathbones Group PLC	119,221	2,922,405
Renishaw PLC	72,789	3,346,656
RHI Magnesita NV	37,481	1,253,974
Rotork PLC	1,845,133	8,229,201
RS Group PLC	1,019,398	7,915,116
Safestore Holdings PLC	460,859	4,527,882
Savills PLC	281,432	3,796,095
Senior PLC	838,366	2,028,385
Serco Group PLC	2,145,898	7,267,513
Shaftesbury Capital PLC	3,164,364	6,075,341
Sirius Real Estate Ltd.	3,259,132	4,240,619
Softcat PLC	277,028	5,311,388
Spectris PLC	211,257	11,571,707
Spire Healthcare Group PLC	561,054	1,706,095
SSP Group PLC	1,685,248	3,382,925
Supermarket Income REIT PLC	2,680,758	2,905,539
Tate & Lyle PLC	787,356	3,908,002
TBC Bank Group PLC	97,176	5,253,334
Telecom Plus PLC	152,938	3,205,810

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
THG PLC *(a)	1,516,903	907,669
TP ICAP Group PLC	1,632,616	5,505,385
Trainline PLC *	861,600	2,696,506
Travis Perkins PLC	447,558	3,774,536
Tritax Big Box REIT PLC	5,281,792	10,413,581
Trustpilot Group PLC *	781,909	1,989,176
Vesuvius PLC	398,932	2,021,309
Victrex PLC	183,024	1,532,643
Vistry Group PLC *	700,869	6,181,104
Volution Group PLC	412,803	3,456,812
Watches of Switzerland Group PLC *	489,074	3,114,399
WH Smith PLC	265,383	2,412,199
Wickes Group PLC	472,130	1,470,095
Workspace Group PLC	280,275	1,416,755
Zigup PLC	453,393	2,063,561
		576,069,188
Total Common Stocks (Cost $4,141,874,236)		4,923,544,393

PREFERRED STOCKS 0.2% OF NET ASSETS

Germany 0.1%
Draegerwerk AG & Co. KGaA	18,865	1,541,322
KSB SE & Co. KGaA	1,549	1,754,548
Sixt SE	36,809	2,221,373
		5,517,243

Italy 0.1%
Danieli & C Officine Meccaniche SpA - RSP	79,617	3,119,409

Republic of Korea 0.0%
Daishin Securities Co. Ltd.	41,316	581,540

Sweden 0.0%
Corem Property Group AB	21,742	563,620
Total Preferred Stocks (Cost $7,402,182)		9,781,812

RIGHTS 0.0% OF NET ASSETS

France 0.0%
Eutelsat Communications SACA
expires 12/10/25, strike EUR 1.35 *(a)	254,418	171,254

Spain 0.0%
Viscofan SA
expires 12/09/25, strike EUR 1.48 *	95,229	167,987
Total Rights (Cost $484,963)		339,241

WARRANTS 0.0% OF NET ASSETS

Australia 0.0%
Opthea Ltd.
expires 06/30/26 *(b)	332,101	29,619

SECURITY	NUMBER OF SHARES	VALUE ($)
Italy 0.0%
Webuild SpA
expires 08/02/30 *(a)(b)	41,766	163,931
Total Warrants (Cost $0)		193,550

SHORT-TERM INVESTMENTS 2.3% OF NET ASSETS

Money Market Funds 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (c)	6,263,967	6,263,967
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (c)(d)	107,034,429	107,034,429
		113,298,396
Total Short-Term Investments (Cost $113,298,396)		113,298,396

Total Investments in Securities (Cost $4,263,059,777)		5,047,157,392

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/19/25	238	33,544,910	138,698

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $101,929,609.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

EUR —	Euro

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$3,808,517,137	$—	$—	$3,808,517,137
Australia	371,604,479	—	2,049,162 *	373,653,641
Canada	641,630,938	—	25,011	641,655,949
Hong Kong	55,772,344	—	0 *	55,772,344
Singapore	43,945,322	—	0 *	43,945,322
Preferred Stocks[1]	9,781,812	—	—	9,781,812
Rights[1]	339,241	—	—	339,241
Warrants
Australia	—	—	29,619	29,619
Italy	—	—	163,931	163,931
Short-Term Investments[1]	113,298,396	—	—	113,298,396
Futures Contracts[2]	138,698	—	—	138,698
Total	$5,045,028,367	$—	$2,267,723	$5,047,296,090

*	Level 3 amount shown includes securities determined to have no value at November 30, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Emerging Markets Equity ETF

Portfolio Holdings as of November 30, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.3% OF NET ASSETS

Brazil 3.1%
Allos SA	504,044	2,674,361
Alupar Investimento SA	306,183	1,943,728
Ambev SA	5,219,573	13,539,318
Auren Energia SA	495,015	1,136,741
Axia Energia	1,373,626	16,067,455
B3 SA - Brasil Bolsa Balcao	6,229,772	17,442,242
Banco Bradesco SA	1,829,997	5,733,296
Banco BTG Pactual SA	1,393,322	14,081,335
Banco do Brasil SA	2,062,215	8,672,326
Banco Santander Brasil SA	456,115	2,919,436
BB Seguridade Participacoes SA	749,677	4,785,799
Brava Energia *	528,774	1,349,842
Caixa Seguridade Participacoes SA	705,973	2,139,112
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	537,872	14,192,726
Cia De Sanena Do Parana	362,036	2,532,057
Cia Energetica de Minas Gerais	181,203	482,240
Cia Paranaense de Energia - Copel	914,469	2,331,013
Cia Siderurgica Nacional SA *	762,812	1,204,921
Cosan SA *	1,446,431	1,667,543
CPFL Energia SA	246,465	2,249,607
CSN Mineracao SA	673,352	680,510
Embraer SA	833,541	13,110,268
Energisa SA	403,884	3,728,020
Eneva SA *	1,115,815	4,149,432
Engie Brasil Energia SA	437,127	2,506,657
Equatorial Energia SA	1,170,540	8,710,262
GPS Participacoes e Empreendimentos SA	530,866	1,977,136
Grupo Mateus SA	523,220	499,405
Hapvida Participacoes e Investimentos SA *	392,600	1,036,020
Hypera SA	369,965	1,855,641
Itau Unibanco Holding SA	630,326	4,504,014
Klabin SA	899,270	2,985,673
Localiza Rent a Car SA	1,056,605	8,948,079
Lojas Renner SA	1,199,761	3,536,502
M Dias Branco SA	164,171	792,096
MBRF Global Foods Co. SA	1,057,217	3,824,675
Motiva Infraestrutura de Mobilidade SA	1,445,755	4,321,139
Multiplan Empreendimentos Imobiliarios SA	433,238	2,445,437
Natura Cosmeticos SA *	1,167,841	1,811,911
Neoenergia SA	289,546	1,749,783
Petroleo Brasileiro SA - Petrobras	4,429,356	27,671,040
Porto Seguro SA	216,754	1,914,325
PRIO SA *	921,331	6,416,141
Raia Drogasil SA	1,549,517	6,962,851
Rede D'Or Sao Luiz SA	1,170,076	10,211,230
Rumo SA	1,505,322	4,747,095
Sendas Distribuidora SA	1,673,032	2,958,930
SLC Agricola SA	242,286	750,002
Smartfit Escola de Ginastica e Danca SA	423,427	2,080,206
Suzano SA	825,896	7,354,419
SECURITY	NUMBER OF SHARES	VALUE ($)
Telefonica Brasil SA	905,540	6,004,507
TIM SA	925,555	4,387,691
TOTVS SA	622,831	4,988,989
Transmissora Alianca de Energia Eletrica SA	277,390	2,259,323
Ultrapar Participacoes SA	866,296	3,565,251
Vale SA	4,279,063	53,976,802
Vibra Energia SA	1,318,176	6,137,934
WEG SA	1,726,575	14,298,724
		357,003,218

Chile 0.6%
Aguas Andinas SA, Class A	4,315,559	1,704,732
Banco de Chile	51,409,682	9,690,959
Banco de Credito e Inversiones SA	90,726	5,264,294
Banco Itau Chile SA	77,170	1,487,090
Banco Santander Chile	77,583,119	5,817,335
Cencosud SA	1,594,577	5,009,178
Cencosud Shopping SA	670,793	1,740,369
Cia Cervecerias Unidas SA	120,922	812,447
Cia Sud Americana de Vapores SA	16,690,752	870,034
Colbun SA	9,835,526	1,535,329
Empresas CMPC SA	1,274,727	1,779,477
Empresas Copec SA	472,745	3,382,385
Enel Americas SA	26,231,561	2,544,396
Enel Chile SA	31,012,368	2,416,513
Falabella SA	977,786	6,315,835
Latam Airlines Group SA	348,041,325	8,359,227
Plaza SA	846,453	2,916,007
Quinenco SA	386,946	1,920,379
		63,565,986

China 33.4%
360 Security Technology, Inc., A Shares	558,000	1,075,119
37 Interactive Entertainment Network Technology Group Co. Ltd., A Shares	208,800	607,884
3peak, Inc., A Shares *(a)	10,330	216,538
3SBio, Inc. *	2,110,975	8,475,786
Accelink Technologies Co. Ltd., A Shares	72,700	623,544
ACM Research Shanghai, Inc., A Shares	24,254	541,696
Advanced Micro-Fabrication Equipment, Inc. China, A Shares	53,140	2,015,410
AECC Aero-Engine Control Co. Ltd., A Shares	113,300	301,804
AECC Aviation Power Co. Ltd., A Shares	207,500	1,091,371
Agricultural Bank of China Ltd., A Shares	7,310,700	8,314,959
Agricultural Bank of China Ltd., H Shares	36,978,539	27,690,208
Aier Eye Hospital Group Co. Ltd., A Shares	788,344	1,282,504
AIMA Technology Group Co. Ltd., A Shares	34,100	148,625

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Air China Ltd., A Shares *	1,042,900	1,184,686
Air China Ltd., H Shares *	1,868,678	1,519,309
Aisino Corp., A Shares	229,700	292,773
Akeso, Inc. *	814,676	12,860,111
Alibaba Group Holding Ltd.	21,457,811	417,547,571
Alibaba Health Information Technology Ltd. *	5,999,208	4,291,973
All Winner Technology Co. Ltd., A Shares	71,370	423,841
Alpha Group, A Shares *	162,500	209,189
Aluminum Corp. of China Ltd., A Shares	1,143,700	1,700,435
Aluminum Corp. of China Ltd., H Shares	4,538,771	6,115,355
Amlogic Shanghai Co. Ltd., A Shares *	40,017	512,486
An Hui Wenergy Co. Ltd., A Shares	148,100	167,397
Angang Steel Co. Ltd., H Shares *	1,911,372	483,637
Angel Yeast Co. Ltd., A Shares	93,800	544,041
Angelalign Technology, Inc. (b)	92,963	742,691
Anhui Anke Biotechnology Group Co. Ltd., A Shares	148,500	207,553
Anhui Conch Cement Co. Ltd., A Shares	370,400	1,197,298
Anhui Conch Cement Co. Ltd., H Shares	1,414,421	4,254,745
Anhui Expressway Co. Ltd., H Shares	642,307	1,140,141
Anhui Gujing Distillery Co. Ltd., A Shares	112,704	2,651,409
Anhui Jianghuai Automobile Group Corp. Ltd., A Shares *	179,400	1,243,551
Anhui Kouzi Distillery Co. Ltd., A Shares	21,100	91,457
Anhui Xinhua Media Co. Ltd., A Shares	178,100	166,537
Anhui Yingjia Distillery Co. Ltd., A Shares	30,900	184,029
Anhui Zhongding Sealing Parts Co. Ltd., A Shares	113,200	333,565
Anjoy Foods Group Co. Ltd., A Shares	30,300	349,123
Anker Innovations Technology Co. Ltd., A Shares	47,000	734,891
ANTA Sports Products Ltd.	1,496,652	16,311,000
Apeloa Pharmaceutical Co. Ltd., A Shares	120,600	272,968
APT Medical, Inc., A Shares	11,591	383,872
ASR Microelectronics Co. Ltd., A Shares *	34,590	448,660
Asymchem Laboratories Tianjin Co. Ltd., A Shares	21,280	279,210
Autel Intelligent Technology Corp. Ltd., Class A	47,966	230,705
Autobio Diagnostics Co. Ltd., A Shares	67,600	349,717
Autohome, Inc., ADR	77,514	1,841,733
Avary Holding Shenzhen Co. Ltd., A Shares	202,500	1,292,812
AVIC Chengdu UAS Co. Ltd., Class A *	55,557	360,742
AviChina Industry & Technology Co. Ltd., H Shares (b)	3,075,550	1,532,719
Avicopter PLC, A Shares	57,300	287,110
BAIC BluePark New Energy Technology Co. Ltd., A Shares *	461,400	511,727
BAIC Motor Corp. Ltd., H Shares *	2,993,030	830,372
Baidu, Inc., A Shares *	2,629,577	38,435,813
SECURITY	NUMBER OF SHARES	VALUE ($)
Baiyin Nonferrous Group Co. Ltd., A Shares	426,300	296,705
Bank of Beijing Co. Ltd., A Shares	1,782,000	1,431,862
Bank of Changsha Co. Ltd., A Shares	372,900	508,528
Bank of Chengdu Co. Ltd., A Shares	338,400	807,589
Bank of China Ltd., A Shares	4,332,600	3,720,338
Bank of China Ltd., H Shares	82,319,699	49,483,173
Bank of Communications Co. Ltd., A Shares	4,450,300	4,778,330
Bank of Communications Co. Ltd., H Shares	8,828,851	8,096,742
Bank of Guiyang Co. Ltd., A Shares	407,700	346,049
Bank of Hangzhou Co. Ltd., A Shares	564,000	1,243,857
Bank of Jiangsu Co. Ltd., A Shares	1,636,000	2,480,979
Bank of Nanjing Co. Ltd., A Shares	992,100	1,623,805
Bank of Ningbo Co. Ltd., A Shares	570,260	2,288,639
Bank of Qingdao Co. Ltd., A Shares	700,300	479,485
Bank of Shanghai Co. Ltd., A Shares	1,156,870	1,616,913
Bank of Suzhou Co. Ltd., A Shares	346,200	401,593
Bank of Xi'an Co. Ltd., Class A	326,600	176,954
Bank of Zhengzhou Co. Ltd., A Shares	1,609,787	455,453
Baoshan Iron & Steel Co. Ltd., A Shares	1,888,032	1,936,388
BBMG Corp., A Shares	1,810,700	438,014
BBMG Jidong Cement Group Co. Ltd., A Shares	287,800	186,874
Beijing Capital Eco-Environment Protection Group Co. Ltd., A Shares	698,900	298,584
Beijing Capital International Airport Co. Ltd., H Shares *	2,460,392	884,851
Beijing Compass Technology Development Co. Ltd., A Shares *	51,800	898,537
Beijing Dabeinong Technology Group Co. Ltd., A Shares	397,000	226,891
Beijing Easpring Material Technology Co. Ltd., A Shares	49,000	411,606
Beijing E-Hualu Information Technology Co. Ltd., A Shares *	73,800	200,762
Beijing Enlight Media Co. Ltd., A Shares	270,800	628,640
Beijing Enterprises Holdings Ltd.	559,942	2,448,164
Beijing Enterprises Water Group Ltd.	5,452,778	1,771,929
Beijing Jetsen Technology Co. Ltd., A Shares	319,000	268,505
Beijing Jingneng Clean Energy Co. Ltd., H Shares	2,272,526	694,694
Beijing Jingneng Power Co. Ltd., Class A	730,100	470,969
Beijing Kingsoft Office Software, Inc., A Shares	39,574	1,742,802
Beijing New Building Materials PLC, A Shares	164,100	587,551
Beijing Originwater Technology Co. Ltd., A Shares	349,777	211,283
Beijing Roborock Technology Co. Ltd., A Shares	22,461	483,539
Beijing Shiji Information Technology Co. Ltd., A Shares	252,980	433,029
Beijing Shougang Co. Ltd., A Shares	284,600	167,081
Beijing Shunxin Agriculture Co. Ltd., A Shares	70,600	152,806
Beijing Sinnet Technology Co. Ltd., A Shares	130,100	235,025
Beijing Tiantan Biological Products Corp. Ltd., A Shares	163,920	400,933

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Beijing Tong Ren Tang Co. Ltd., A Shares	138,600	655,850
Beijing Ultrapower Software Co. Ltd., A Shares	204,800	329,699
Beijing United Information Technology Co. Ltd., A Shares	71,905	281,661
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., A Shares *	78,250	531,559
Beijing Yanjing Brewery Co. Ltd., A Shares	313,000	533,552
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., A Shares	18,400	121,817
Beijing Zhong Ke San Huan High-Tech Co. Ltd., A Shares	117,530	208,327
Beijing-Shanghai High Speed Railway Co. Ltd., A Shares	3,679,200	2,649,209
Beiqi Foton Motor Co. Ltd., A Shares *	478,600	187,542
BeOne Medicines Ltd., Class A *	9,613	393,960
BeOne Medicines Ltd., Class H *	963,876	25,354,732
Bestechnic Shanghai Co. Ltd., A Shares	12,684	409,950
Bethel Automotive Safety Systems Co. Ltd., A Shares	54,740	348,313
Betta Pharmaceuticals Co. Ltd., A Shares	40,000	278,118
BGI Genomics Co. Ltd., A Shares *	28,700	189,399
Bilibili, Inc., Z Shares *	343,286	9,100,677
Bloomage Biotechnology Corp. Ltd., A Shares	34,275	227,839
Blue Moon Group Holdings Ltd. *(b)	2,017,005	722,802
Bluefocus Intelligent Communications Group Co. Ltd., A Shares	385,640	585,365
BOC International China Co. Ltd., A Shares	207,000	378,336
BOE Technology Group Co. Ltd., A Shares	3,306,200	1,805,350
BOE Technology Group Co. Ltd., B Shares	1,136,950	410,351
Bosideng International Holdings Ltd.	4,900,381	3,121,903
Bright Dairy & Food Co. Ltd., A Shares	43,000	50,063
Brilliance China Automotive Holdings Ltd.	3,547,190	1,740,427
BTG Hotels Group Co. Ltd., A Shares	102,500	221,560
Business-intelligence of Oriental Nations Corp. Ltd., A Shares *	157,600	244,127
BYD Co. Ltd., A Shares	454,000	6,112,249
BYD Co. Ltd., H Shares	4,412,728	55,261,121
BYD Electronic International Co. Ltd.	916,856	3,905,023
By-health Co. Ltd., A Shares	78,200	134,851
C&D International Investment Group Ltd.	758,442	1,612,235
C&S Paper Co. Ltd., A Shares	151,300	175,080
Caida Securities Co. Ltd., A Shares	256,100	248,530
Caitong Securities Co. Ltd., A Shares	479,760	553,808
Cambricon Technologies Corp. Ltd., A Shares *	34,867	6,565,045
Camel Group Co. Ltd., A Shares	173,400	223,467
Canmax Technologies Co. Ltd., A Shares	73,320	538,728
CanSino Biologics, Inc., H Shares *	137,068	698,579
Capital Securities Co. Ltd., A Shares	94,900	280,715
Cathay Biotech, Inc., A Shares	71,206	478,370
CCOOP Group Co. Ltd., A Shares *	1,547,500	564,801
SECURITY	NUMBER OF SHARES	VALUE ($)
CECEP Solar Energy Co. Ltd., A Shares	345,700	220,068
CECEP Wind-Power Corp., A Shares	627,620	264,581
Central China Securities Co. Ltd., H Shares	788,150	231,821
CETC Cyberspace Security Technology Co. Ltd., A Shares	87,900	219,472
CGN Power Co. Ltd., A Shares	1,447,700	772,085
CGN Power Co. Ltd., H Shares	13,064,319	5,084,372
Changchun High-Tech Industry Group Co. Ltd., A Shares	41,300	579,922
Changjiang Securities Co. Ltd., A Shares	519,900	583,963
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., A Shares	26,400	449,912
Chaozhou Three-Circle Group Co. Ltd., A Shares	176,408	1,098,035
Chengdu Kanghong Pharmaceutical Group Co. Ltd., A Shares	79,100	352,478
Chengdu Xingrong Environment Co. Ltd., A Shares	283,400	278,631
Chengxin Lithium Group Co. Ltd., A Shares *	81,300	405,525
Chifeng Jilong Gold Mining Co. Ltd., A Shares	145,100	656,844
Chifeng Jilong Gold Mining Co. Ltd., H Shares	215,915	848,063
China Baoan Group Co. Ltd., A Shares	261,200	373,937
China Bohai Bank Co. Ltd., H Shares *	4,048,867	504,444
China Cinda Asset Management Co. Ltd., H Shares (b)	13,768,507	2,369,734
China CITIC Bank Corp. Ltd., A Shares	1,128,300	1,238,601
China CITIC Bank Corp. Ltd., H Shares	10,832,565	9,976,044
China CITIC Financial Asset Management Co. Ltd., H Shares *	21,654,188	2,864,752
China Coal Energy Co. Ltd., A Shares	482,300	922,442
China Coal Energy Co. Ltd., H Shares	2,741,930	3,701,408
China Communications Services Corp. Ltd., H Shares	3,212,764	2,009,628
China Conch Venture Holdings Ltd.	1,549,830	2,032,440
China Construction Bank Corp., A Shares	1,740,500	2,378,462
China Construction Bank Corp., H Shares	115,726,859	121,440,665
China CSSC Holdings Ltd., A Shares	395,900	1,924,909
China Eastern Airlines Corp. Ltd., A Shares *	1,261,500	899,421
China Eastern Airlines Corp. Ltd., H Shares *	2,226,334	1,312,535
China Energy Engineering Corp. Ltd., A Shares	2,956,108	982,728
China Energy Engineering Corp. Ltd., H Shares	5,937,367	861,748
China Enterprise Co. Ltd., A Shares *	460,400	186,272
China Everbright Bank Co. Ltd., A Shares	4,025,300	2,055,656
China Everbright Bank Co. Ltd., H Shares	3,563,789	1,739,416
China Everbright Environment Group Ltd.	4,398,104	2,835,810
China Everbright Ltd.	968,507	1,112,111
China Feihe Ltd.	4,689,030	2,493,396

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
China Film Group Co. Ltd., A Shares	162,200	396,726
China Galaxy Securities Co. Ltd., A Shares	560,300	1,260,268
China Galaxy Securities Co. Ltd., H Shares	4,173,728	5,457,325
China Gas Holdings Ltd.	3,325,584	3,673,451
China Great Wall Securities Co. Ltd., A Shares	279,900	399,917
China Greatwall Technology Group Co. Ltd., A Shares *	301,900	640,618
China Green Electricity Investment of Tianjin Co. Ltd., A Shares	177,500	209,416
China Hongqiao Group Ltd.	3,710,058	14,705,660
China International Capital Corp. Ltd., A Shares (a)	308,800	1,524,135
China International Capital Corp. Ltd., H Shares (a)	1,899,998	4,626,999
China International Marine Containers Group Co. Ltd., H Shares	1,009,440	1,051,500
China Jinmao Holdings Group Ltd.	8,724,029	1,546,337
China Jushi Co. Ltd., A Shares	378,277	797,871
China Lesso Group Holdings Ltd.	1,223,161	697,549
China Life Insurance Co. Ltd., H Shares	8,928,590	30,803,269
China Literature Ltd. *	511,421	2,465,930
China Longyuan Power Group Corp. Ltd., H Shares	3,929,530	3,472,458
China Medical System Holdings Ltd.	1,457,370	2,489,599
China Meheco Group Co. Ltd., A Shares	150,240	229,113
China Mengniu Dairy Co. Ltd.	3,487,768	6,724,131
China Merchants Bank Co. Ltd., A Shares	1,731,000	10,517,326
China Merchants Bank Co. Ltd., H Shares	4,539,522	30,494,374
China Merchants Energy Shipping Co. Ltd., A Shares	784,800	978,093
China Merchants Expressway Network & Technology Holdings Co. Ltd., A Shares	516,800	727,429
China Merchants Port Group Co. Ltd., A Shares	74,200	206,048
China Merchants Port Holdings Co. Ltd.	1,359,589	2,736,431
China Merchants Securities Co. Ltd., A Shares	669,180	1,542,088
China Merchants Securities Co. Ltd., H Shares	535,640	1,009,279
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A Shares	705,400	924,042
China Minsheng Banking Corp. Ltd., A Shares	3,084,700	1,784,766
China Minsheng Banking Corp. Ltd., H Shares	7,811,327	4,364,374
China National Accord Medicines Corp. Ltd., B Shares	228,748	397,817
China National Building Material Co. Ltd., H Shares	4,154,800	2,790,999
China National Chemical Engineering Co. Ltd., A Shares	575,800	606,838
China National Medicines Corp. Ltd., A Shares	46,400	189,697
China National Nuclear Power Co. Ltd., A Shares	1,734,500	2,117,533
China National Software & Service Co. Ltd., A Shares *	80,470	514,880
SECURITY	NUMBER OF SHARES	VALUE ($)
China Northern Rare Earth Group High-Tech Co. Ltd., A Shares	308,600	1,964,507
China Oilfield Services Ltd., A Shares	158,229	312,700
China Oilfield Services Ltd., H Shares	2,217,301	2,064,765
China Overseas Land & Investment Ltd.	4,391,422	7,496,147
China Pacific Insurance Group Co. Ltd., A Shares	593,500	2,917,566
China Pacific Insurance Group Co. Ltd., H Shares	3,061,834	12,144,142
China Petroleum & Chemical Corp., A Shares	2,749,100	2,247,830
China Petroleum & Chemical Corp., H Shares	27,660,632	15,667,821
China Power International Development Ltd.	4,508,246	1,986,139
China Railway Group Ltd., A Shares	1,847,200	1,418,923
China Railway Group Ltd., H Shares	4,724,454	2,372,664
China Railway Hi-tech Industry Co. Ltd., A Shares	193,200	220,286
China Railway Signal & Communication Corp. Ltd., A Shares	516,806	380,168
China Railway Signal & Communication Corp. Ltd., H Shares	1,856,909	818,074
China Rare Earth Resources & Technology Co. Ltd., A Shares *	93,300	617,825
China Reinsurance Group Corp., H Shares	8,189,795	1,683,065
China Resources Beer Holdings Co. Ltd.	1,902,715	6,794,014
China Resources Boya Bio-pharmaceutical Group Co. Ltd., A Shares	58,000	195,030
China Resources Building Materials Technology Holdings Ltd.	2,857,355	594,548
China Resources Double Crane Pharmaceutical Co. Ltd., A Shares	108,140	284,694
China Resources Gas Group Ltd.	1,084,216	3,177,894
China Resources Land Ltd.	3,439,801	13,325,164
China Resources Microelectronics Ltd., A Shares	93,908	616,803
China Resources Mixc Lifestyle Services Ltd.	721,000	4,104,336
China Resources Pharmaceutical Group Ltd. (b)	2,172,247	1,336,450
China Resources Power Holdings Co. Ltd.	2,397,933	5,722,564
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., A Shares	127,855	508,240
China Ruyi Holdings Ltd. *	12,673,502	3,971,864
China Shenhua Energy Co. Ltd., A Shares	558,870	3,252,521
China Shenhua Energy Co. Ltd., H Shares	4,049,864	20,713,315
China South Publishing & Media Group Co. Ltd., A Shares	175,200	275,355
China Southern Airlines Co. Ltd., A Shares *	1,070,800	1,027,030
China Southern Airlines Co. Ltd., H Shares *	1,940,311	1,313,378
China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., A Shares	262,500	179,358

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
China Southern Power Grid Energy Storage Co. Ltd., A Shares	143,300	252,181
China State Construction Engineering Corp. Ltd., A Shares	3,368,900	2,478,201
China State Construction International Holdings Ltd.	2,009,496	2,397,788
China Suntien Green Energy Corp. Ltd., H Shares	2,563,749	1,425,842
China Taiping Insurance Holdings Co. Ltd.	1,759,923	3,926,462
China Three Gorges Renewables Group Co. Ltd., A Shares	2,323,100	1,373,692
China Tourism Group Duty Free Corp. Ltd., A Shares	162,100	1,812,258
China Tourism Group Duty Free Corp. Ltd., H Shares (b)	140,044	1,309,495
China Tower Corp. Ltd., H Shares	5,589,719	8,838,040
China Traditional Chinese Medicine Holdings Co. Ltd.	3,946,320	1,181,017
China TransInfo Technology Co. Ltd., A Shares *	156,500	252,828
China United Network Communications Ltd., A Shares	2,642,100	2,018,311
China Vanke Co. Ltd., A Shares *	847,900	645,315
China Vanke Co. Ltd., H Shares *(b)	2,476,922	1,158,035
China World Trade Center Co. Ltd., A Shares	64,000	181,526
China XD Electric Co. Ltd., A Shares	448,200	528,156
China Yangtze Power Co. Ltd., A Shares	2,072,700	8,204,068
China Zhenhua Group Science & Technology Co. Ltd., A Shares	51,400	344,148
China Zheshang Bank Co. Ltd., A Shares	2,134,990	927,213
China Zheshang Bank Co. Ltd., H Shares	2,970,345	999,577
Chinalin Securities Co. Ltd., A Shares	124,200	260,911
Chinese Universe Publishing & Media Group Co. Ltd., A Shares	121,000	180,928
Chongqing Brewery Co. Ltd., A Shares	45,800	344,426
Chongqing Changan Automobile Co. Ltd., A Shares	697,664	1,178,408
Chongqing Changan Automobile Co. Ltd., B Shares	1,989,198	1,093,527
Chongqing Department Store Co. Ltd., A shares	53,000	206,783
Chongqing Fuling Zhacai Group Co. Ltd., A Shares	110,760	204,318
Chongqing Qianli Technology Co. Ltd., A Shares *	415,500	630,102
Chongqing Rural Commercial Bank Co. Ltd., Class A	562,500	517,227
Chongqing Rural Commercial Bank Co. Ltd., H Shares	2,832,791	2,284,978
Chongqing Taiji Industry Group Co. Ltd., A Shares *	44,900	122,207
Chongqing Water Group Co. Ltd., A Shares	50,100	33,310
Chongqing Zhifei Biological Products Co. Ltd., A Shares	206,100	599,441
Cinda Securities Co. Ltd., A Shares (a)	161,100	405,431
CITIC Ltd.	6,110,463	9,551,523
Citic Pacific Special Steel Group Co. Ltd., A Shares	217,010	465,090
CITIC Securities Co. Ltd., A Shares	1,040,280	4,060,196
SECURITY	NUMBER OF SHARES	VALUE ($)
CITIC Securities Co. Ltd., H Shares	1,899,616	6,524,318
CMOC Group Ltd., A Shares	1,465,900	3,365,642
CMOC Group Ltd., H Shares	4,348,858	9,026,606
CNGR Advanced Material Co. Ltd., A Shares	57,380	341,409
CNOOC Energy Technology & Services Ltd., A Shares	654,800	346,438
CNPC Capital Co. Ltd., A Shares	687,700	891,127
COFCO Sugar Holding Co. Ltd., A Shares	127,700	309,994
Contemporary Amperex Technology Co. Ltd., A Shares	372,300	19,655,304
COSCO SHIPPING Development Co. Ltd., A Shares	1,177,600	423,133
COSCO SHIPPING Development Co. Ltd., H Shares	3,948,927	583,290
COSCO SHIPPING Energy Transportation Co. Ltd., A Shares	320,100	547,013
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares	1,570,645	2,098,067
COSCO SHIPPING Holdings Co. Ltd., A Shares	1,101,821	2,277,227
COSCO SHIPPING Holdings Co. Ltd., H Shares	2,973,469	5,060,427
COSCO SHIPPING Ports Ltd.	1,559,601	1,121,785
Country Garden Services Holdings Co. Ltd.	2,553,299	2,092,330
CRRC Corp. Ltd., A Shares	2,091,100	2,150,574
CRRC Corp. Ltd., H Shares	4,739,130	3,761,794
CSC Financial Co. Ltd., A Shares	358,800	1,258,271
CSC Financial Co. Ltd., H Shares	978,159	1,502,618
CSG Holding Co. Ltd., A Shares	275,200	182,196
CSG Holding Co. Ltd., B Shares	798,385	185,609
CSI Solar Co. Ltd., A Shares	280,265	681,934
CSPC Innovation Pharmaceutical Co. Ltd., A Shares	103,920	477,339
CSPC Pharmaceutical Group Ltd.	9,515,123	9,667,158
CSSC Science & Technology Co. Ltd., A Shares	116,000	202,005
Daan Gene Co. Ltd., A Shares *	140,160	130,267
Damai Entertainment Holdings Ltd. *	14,382,336	1,644,097
Daqin Railway Co. Ltd., A Shares	1,596,100	1,237,331
Daqo New Energy Corp., ADR *	48,566	1,538,571
DaShenLin Pharmaceutical Group Co. Ltd., A Shares	89,400	223,470
Datang International Power Generation Co. Ltd., H Shares	4,471,050	1,326,568
DHC Software Co. Ltd., A Shares	238,800	342,883
Dian Diagnostics Group Co. Ltd., A Shares	69,500	156,128
Digital China Information Service Group Co. Ltd., A Shares *	111,000	275,264
Do-Fluoride New Materials Co. Ltd., A Shares	98,280	480,351
Dong-E-E-Jiao Co. Ltd., A Shares	58,500	391,189
Dongfang Electric Corp. Ltd., A Shares	268,900	816,330
Dongfang Electric Corp. Ltd., H Shares	441,953	1,214,780
DongFeng Automobile Co. Ltd., A Shares	174,000	182,887
Dongfeng Motor Group Co. Ltd., H Shares *	2,604,394	3,077,531
Dongguan Development Holdings Co. Ltd., A Shares	98,400	155,904
Dongguan Yiheda Automation Co. Ltd., A Shares	59,500	214,636

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Dongxing Securities Co. Ltd., A Shares (a)	284,900	529,179
Double Medical Technology, Inc., Class A	13,200	89,949
East Buy Holding Ltd. *(b)	512,520	1,290,253
East Money Information Co. Ltd., A Shares	1,322,602	4,378,145
Eastern Air Logistics Co. Ltd., A Shares	146,200	339,392
Eastroc Beverage Group Co. Ltd., A Shares	44,400	1,656,046
Easyhome New Retail Group Co. Ltd., A Shares *	488,900	210,943
Ecovacs Robotics Co. Ltd., A Shares	51,200	569,150
Empyrean Technology Co. Ltd., A Shares	38,000	562,290
ENN Energy Holdings Ltd.	901,334	8,213,837
ENN Natural Gas Co. Ltd., A Shares	247,475	745,686
Eoptolink Technology, Inc. Ltd., A Shares	82,340	4,051,217
Eve Energy Co. Ltd., A Shares	183,536	1,854,067
Everbright Securities Co. Ltd., A Shares	308,800	757,044
Everbright Securities Co. Ltd., H Shares	450,055	530,660
Everdisplay Optronics Shanghai Co. Ltd., A Shares *	668,463	260,049
Eyebright Medical Technology Beijing Co. Ltd., A Shares	15,044	129,244
Fangda Carbon New Material Co. Ltd., A Shares	344,780	312,153
Far East Horizon Ltd.	2,798,802	2,861,496
Farasis Energy Gan Zhou Co. Ltd., A Shares *	93,274	216,660
FAW Jiefang Group Co. Ltd., A Shares	236,400	239,779
Fiberhome Telecommunication Technologies Co. Ltd., A Shares	98,800	319,505
Financial Street Holdings Co. Ltd., A Shares *	190,300	77,262
First Capital Securities Co. Ltd., A Shares	423,400	412,083
Flat Glass Group Co. Ltd., A Shares	127,900	292,024
Flat Glass Group Co. Ltd., H Shares *	576,350	773,589
Focus Media Information Technology Co. Ltd., A Shares	1,152,500	1,198,322
Foshan Haitian Flavouring & Food Co. Ltd., A Shares	413,304	2,160,960
Fosun International Ltd.	2,030,342	1,267,399
Founder Securities Co. Ltd., A Shares	690,500	757,025
Foxconn Industrial Internet Co. Ltd., A Shares	967,700	8,312,231
Fujian Funeng Co. Ltd., A Shares	144,620	202,130
Fujian Kuncai Material Technology Co. Ltd., A Shares *	35,980	90,803
Fujian Sunner Development Co. Ltd., A Shares	120,900	276,384
Full Truck Alliance Co. Ltd., ADR	978,389	11,104,715
Fushun Special Steel Co. Ltd., A Shares	131,200	98,554
Fuyao Glass Industry Group Co. Ltd., A Shares	178,300	1,661,690
Fuyao Glass Industry Group Co. Ltd., H Shares	723,505	6,258,742
GalaxyCore, Inc., Class A	210,559	435,776
Gambol Pet Group Co. Ltd., A Shares	16,800	163,462
SECURITY	NUMBER OF SHARES	VALUE ($)
Gan & Lee Pharmaceuticals Co. Ltd., A Shares	48,600	437,740
Ganfeng Lithium Group Co. Ltd., A Shares	142,320	1,259,326
Ganfeng Lithium Group Co. Ltd., H Shares (b)	517,642	3,256,538
G-bits Network Technology Xiamen Co. Ltd., A Shares	6,200	376,423
GCL System Integration Technology Co. Ltd., A Shares *	557,600	203,511
GCL Technology Holdings Ltd. *	25,610,058	3,815,720
GD Power Development Co. Ltd., A Shares	1,636,300	1,303,216
GDS Holdings Ltd., A Shares *	1,048,826	4,483,268
Geely Automobile Holdings Ltd.	7,013,403	15,259,845
GEM Co. Ltd., A Shares	495,400	529,113
Gemdale Corp., A Shares *	431,500	211,204
Genscript Biotech Corp. *	1,471,105	2,817,275
GF Securities Co. Ltd., A Shares	505,200	1,510,822
GF Securities Co. Ltd., H Shares (b)	1,124,254	2,431,725
Giant Biogene Holding Co. Ltd. (b)	598,769	2,782,504
Giant Network Group Co. Ltd., A Shares	161,000	936,991
GigaDevice Semiconductor, Inc., A Shares	61,184	1,757,029
Ginlong Technologies Co. Ltd., A Shares	37,350	382,960
Glarun Technology Co. Ltd., A Shares	112,900	424,037
GoerTek, Inc., A Shares	321,300	1,364,932
Goke Microelectronics Co. Ltd., A Shares	17,300	219,329
Goldwind Science & Technology Co. Ltd., A Shares	372,700	812,470
Goldwind Science & Technology Co. Ltd., H Shares	923,136	1,448,921
Goneo Group Co. Ltd., A Shares	66,584	403,614
GoodWe Technologies Co. Ltd., A Shares *	18,877	143,615
Gotion High-tech Co. Ltd., A Shares	154,200	852,698
Grandjoy Holdings Group Co. Ltd., A Shares *	359,072	160,006
Great Wall Motor Co. Ltd., A Shares	244,600	757,784
Great Wall Motor Co. Ltd., H Shares	2,725,678	5,240,881
Gree Electric Appliances, Inc. of Zhuhai, A Shares	326,700	1,865,286
Greenland Holdings Corp. Ltd., A Shares *	605,500	148,185
Greentown China Holdings Ltd.	1,199,548	1,368,165
GRG Banking Equipment Co. Ltd., A Shares	247,500	431,701
Guangdong Baolihua New Energy Stock Co. Ltd., A Shares	342,000	211,423
Guangdong Electric Power Development Co. Ltd., B Shares	1,401,814	322,293
Guangdong Golden Dragon Development, Inc., A Shares *	75,300	137,733
Guangdong Haid Group Co. Ltd., A Shares	122,800	969,343
Guangdong HEC Technology Holding Co. Ltd., A Shares *	254,900	763,732
Guangdong Investment Ltd.	3,250,922	3,123,317
Guangdong Kinlong Hardware Products Co. Ltd., A Shares	21,800	72,102
Guangdong South New Media Co. Ltd., A Shares	24,100	149,326

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., A Shares	74,500	156,399
Guanghui Energy Co. Ltd., A Shares	622,300	440,164
Guangshen Railway Co. Ltd., H Shares	2,674,188	752,218
Guangxi Guiguan Electric Power Co. Ltd., A Shares	98,200	95,992
Guangxi Liugong Machinery Co. Ltd., A Shares	202,000	341,479
Guangzhou Automobile Group Co. Ltd., A Shares	336,160	439,879
Guangzhou Automobile Group Co. Ltd., H Shares	2,881,367	1,532,170
Guangzhou Baiyun International Airport Co. Ltd., A Shares	118,300	161,494
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A Shares	179,500	655,133
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H Shares	248,916	602,020
Guangzhou Development Group, Inc., A Shares	314,700	300,501
Guangzhou Great Power Energy & Technology Co. Ltd., A Shares *	33,200	272,496
Guangzhou Haige Communications Group, Inc. Co., A Shares	271,400	461,103
Guangzhou Kingmed Diagnostics Group Co. Ltd., A Shares	45,900	191,809
Guangzhou Port Co. Ltd., A Shares	429,800	200,036
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares	64,400	349,652
Guangzhou Tinci Materials Technology Co. Ltd., A Shares	187,780	1,095,767
Guangzhou Wondfo Biotech Co. Ltd., A Shares	48,200	144,281
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., A Shares	280,118	286,500
Guangzhou Zhujiang Brewery Co. Ltd., A Shares	214,300	284,058
Guizhou Panjiang Refined Coal Co. Ltd., A Shares	257,100	174,214
Guobo Electronics Co. Ltd., A Shares	12,048	113,408
Guolian Minsheng Securities Co. Ltd., A Shares	564,400	816,785
Guosen Securities Co. Ltd., A Shares	481,600	882,951
Guosheng Securities, Inc., A Shares *	194,100	494,795
Guotai Haitong Securities Co. Ltd., A Shares	1,204,774	3,265,474
Guotai Haitong Securities Co. Ltd., H Shares	3,407,398	6,805,518
Guoyuan Securities Co. Ltd., A Shares	407,000	472,697
H World Group Ltd.	2,330,154	10,900,150
Haidilao International Holding Ltd.	1,765,458	3,117,942
Haier Smart Home Co. Ltd., A Shares	545,100	2,126,746
Haier Smart Home Co. Ltd., H Shares	2,762,592	9,431,475
Hainan Airlines Holding Co. Ltd., A Shares *	3,402,400	832,677
Hainan Airport Infrastructure Co. Ltd., A Shares	1,020,700	714,741
Hainan Drinda New Energy Technology Co. Ltd., A Shares *	14,400	80,790
SECURITY	NUMBER OF SHARES	VALUE ($)
Haisco Pharmaceutical Group Co. Ltd., A Shares	76,800	649,909
Haitian International Holdings Ltd.	750,064	2,102,137
Hangzhou Binjiang Real Estate Group Co. Ltd., A Shares	279,900	398,729
Hangzhou Chang Chuan Technology Co. Ltd., A Shares	59,500	649,042
Hangzhou First Applied Material Co. Ltd., A Shares	229,590	458,274
Hangzhou GreatStar Industrial Co. Ltd., A Shares	106,000	471,148
Hangzhou Iron & Steel Co., A Shares *	241,900	303,874
Hangzhou Lion Microelectronics Co. Ltd., A Shares *	61,656	256,778
Hangzhou Oxygen Plant Group Co. Ltd., A Shares	68,200	257,500
Hangzhou Robam Appliances Co. Ltd., A Shares	97,000	281,163
Hangzhou Shunwang Technology Co. Ltd., A Shares	63,500	181,635
Hangzhou Silan Microelectronics Co. Ltd., A Shares	132,600	523,913
Hangzhou Tigermed Consulting Co. Ltd., A Shares	64,700	466,879
Hangzhou Tigermed Consulting Co. Ltd., H Shares	144,770	732,627
Han's Laser Technology Industry Group Co. Ltd., A Shares	68,000	353,710
Hansoh Pharmaceutical Group Co. Ltd.	1,377,211	7,114,600
Haohua Chemical Science & Technology Co. Ltd., A Shares	79,400	338,876
Harbin Boshi Automation Co. Ltd., A Shares	97,500	211,718
Harbin Hatou Investment Co. Ltd., A Shares	185,700	178,635
Hebei Changshan Biochemical Pharmaceutical Co. Ltd., A Shares *	81,800	719,183
Hebei Yangyuan Zhihui Beverage Co. Ltd., A Shares	122,000	469,433
Hefei Meiya Optoelectronic Technology, Inc., A Shares	84,110	236,304
Heilongjiang Agriculture Co. Ltd., A Shares	183,100	384,386
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., A Shares	187,700	651,073
Henan Shuanghui Investment & Development Co. Ltd., A Shares	269,000	1,027,070
Hengan International Group Co. Ltd.	787,186	2,837,089
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares	151,500	417,705
Hengli Petrochemical Co. Ltd., A Shares	366,600	980,684
Hengtong Optic-electric Co. Ltd., A Shares	166,000	464,493
Hengyi Petrochemical Co. Ltd., A Shares	302,900	314,086
Hesteel Co. Ltd., A Shares	955,400	309,504
Hisense Home Appliances Group Co. Ltd., A Shares	102,400	384,166
Hisense Home Appliances Group Co. Ltd., H Shares	395,183	1,292,304
Hisense Visual Technology Co. Ltd., A Shares	114,800	420,779

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hithink RoyalFlush Information Network Co. Ltd., A Shares	43,900	1,994,735
HLA Group Corp. Ltd., A Shares	504,600	439,717
Hongta Securities Co. Ltd., A Shares	162,900	198,182
Hongyuan Green Energy Co. Ltd., A Shares *	48,517	208,853
Hopson Development Holdings Ltd. *	1,392,711	542,015
Horizon Robotics *	10,261,220	10,385,637
Hoshine Silicon Industry Co. Ltd., A Shares	57,100	454,768
Hoymiles Power Electronics, Inc., A Shares	7,634	106,665
Hua Hong Semiconductor Ltd., A Shares *	25,210	386,944
Hua Hong Semiconductor Ltd., Class H *	794,901	7,606,366
Huaan Securities Co. Ltd., A Shares	260,300	233,458
Huadian Power International Corp. Ltd., A Shares	597,852	435,558
Huadian Power International Corp. Ltd., H Shares	1,892,594	1,081,746
Huadong Medicine Co. Ltd., A Shares	135,500	805,070
Huafon Chemical Co. Ltd., A Shares	381,500	507,843
Huagong Tech Co. Ltd., A Shares	84,800	873,678
Huaibei Mining Holdings Co. Ltd., A Shares	208,500	362,791
Hualan Biological Engineering, Inc., A Shares	171,980	378,801
Huali Industrial Group Co. Ltd., A Shares	49,900	431,307
Huaneng Lancang River Hydropower, Inc., A Shares	517,300	693,007
Huaneng Power International, Inc., A Shares	864,800	951,788
Huaneng Power International, Inc., H Shares	4,948,373	3,946,953
Huapont Life Sciences Co. Ltd., A Shares	279,800	189,596
Huaqin Technology Co. Ltd., Class A	78,200	970,510
Huatai Securities Co. Ltd., A Shares	668,800	1,996,291
Huatai Securities Co. Ltd., H Shares	1,511,573	3,552,942
Huaxi Securities Co. Ltd., A Shares	165,400	226,260
Huaxia Bank Co. Ltd., A Shares	1,290,700	1,265,329
Huaxia Eye Hospital Group Co. Ltd., A Shares	13,150	35,289
Huaxin Cement Co. Ltd., A Shares	128,926	408,904
Huaxin Cement Co. Ltd., H Shares	259,394	572,389
Huayu Automotive Systems Co. Ltd., A Shares	295,100	810,706
Hubei Energy Group Co. Ltd., A Shares	589,300	385,144
Hubei Jumpcan Pharmaceutical Co. Ltd., A Shares	36,400	135,220
Hubei Xingfa Chemicals Group Co. Ltd., A Shares	108,000	496,538
Huizhou Desay Sv Automotive Co. Ltd., A Shares	46,700	726,633
Humanwell Healthcare Group Co. Ltd., A Shares	151,600	414,549
Hunan Gold Corp. Ltd., A Shares	143,780	451,134
Hunan Valin Steel Co. Ltd., A Shares	571,800	450,551
Hunan Yuneng New Energy Battery Material Co. Ltd., A Shares	80,400	870,201
Hundsun Technologies, Inc., A Shares	185,694	770,206
SECURITY	NUMBER OF SHARES	VALUE ($)
Hwatsing Technology Co. Ltd., A Shares	31,101	593,955
Hygeia Healthcare Holdings Co. Ltd., Class C *(b)	447,848	727,086
Hygon Information Technology Co. Ltd., A Shares	192,899	5,929,728
Hytera Communications Corp. Ltd., A Shares *	165,400	277,034
IEIT Systems Co. Ltd., A Shares	118,728	1,034,447
Iflytek Co. Ltd., A Shares	192,500	1,348,517
Imeik Technology Development Co. Ltd., A Shares	22,260	457,768
Industrial & Commercial Bank of China Ltd., A Shares	6,540,800	7,504,069
Industrial & Commercial Bank of China Ltd., H Shares	95,986,898	79,397,301
Industrial Bank Co. Ltd., A Shares	1,797,200	5,366,977
Industrial Securities Co. Ltd., A Shares	826,460	791,509
Ingenic Semiconductor Co. Ltd., A Shares	35,000	393,128
Inner Mongolia BaoTou Steel Union Co. Ltd., A Shares	4,131,200	1,420,128
Inner Mongolia Berun Chemical Co. Ltd., A Shares	326,900	328,336
Inner Mongolia Dian Tou Energy Corp. Ltd., A Shares	254,400	936,777
Inner Mongolia ERDOS Resources Co. Ltd., A Shares	130,100	204,105
Inner Mongolia ERDOS Resources Co. Ltd., B Shares	438,820	438,820
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., A Shares	771,100	532,323
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., A Shares	593,500	381,173
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	532,700	2,214,010
Inner Mongolia Yitai Coal Co. Ltd., B Shares	1,028,900	1,957,997
Innovent Biologics, Inc. *	1,911,842	23,107,318
Intco Medical Technology Co. Ltd., A Shares	60,450	368,312
iQIYI, Inc., ADR *	543,434	1,190,120
iRay Group, A Shares	13,720	201,502
IRICO Display Devices Co. Ltd., A Shares *	207,000	163,106
Isoftstone Information Technology Group Co. Ltd., A Shares	83,500	562,852
J&T Global Express Ltd. *	7,108,205	8,746,481
JA Solar Technology Co. Ltd., A Shares *	316,736	540,816
Jafron Biomedical Co. Ltd., A Shares	68,050	195,709
Jason Furniture Hangzhou Co. Ltd., A Shares	75,010	335,632
JCET Group Co. Ltd., A Shares	136,600	693,923
JCHX Mining Management Co. Ltd., A Shares	35,600	318,282
JD Health International, Inc. *	1,246,946	9,785,810
JD Logistics, Inc. *	2,317,295	3,622,262
JD.com, Inc., A Shares	3,031,301	45,358,940
Jiangling Motors Corp. Ltd., A Shares	46,100	122,865
Jiangsu Cnano Technology Co. Ltd., A Shares	28,759	210,334
Jiangsu Eastern Shenghong Co. Ltd., A Shares *	600,500	816,360

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Jiangsu Expressway Co. Ltd., A Shares	172,000	317,043
Jiangsu Expressway Co. Ltd., H Shares	1,503,506	1,933,068
Jiangsu Financial Leasing Co. Ltd., A Shares	511,900	467,803
Jiangsu Hengli Hydraulic Co. Ltd., A Shares	111,584	1,599,029
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A Shares	533,744	4,687,376
Jiangsu Hoperun Software Co. Ltd., A Shares *	64,000	465,450
Jiangsu King's Luck Brewery JSC Ltd., A Shares	118,000	630,818
Jiangsu Linyang Energy Co. Ltd., A Shares	188,800	152,238
Jiangsu Nhwa Pharmaceutical Co. Ltd., A Shares	94,700	326,475
Jiangsu Pacific Quartz Co. Ltd., A Shares	42,600	219,600
Jiangsu Phoenix Publishing & Media Corp. Ltd., A Shares	276,400	390,615
Jiangsu Xukuang Energy Co. Ltd., A Shares	247,300	166,174
Jiangsu Yanghe Distillery Co. Ltd., A Shares	131,600	1,232,421
Jiangsu Yangnong Chemical Co. Ltd., A Shares	44,200	390,731
Jiangsu Yoke Technology Co. Ltd., A Shares	41,800	410,493
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., A Shares	93,500	472,199
Jiangsu Zhongtian Technology Co. Ltd., A Shares	231,800	519,086
Jiangxi Copper Co. Ltd., A Shares	144,400	764,596
Jiangxi Copper Co. Ltd., H Shares	1,264,306	4,982,135
Jiangxi Special Electric Motor Co. Ltd., A Shares *	161,500	236,232
Jilin Aodong Pharmaceutical Group Co. Ltd., A Shares	105,100	283,976
Jinduicheng Molybdenum Co. Ltd., A Shares	165,700	326,292
Jinko Solar Co. Ltd., A Shares *	825,615	657,553
Jinxin Fertility Group Ltd. *(b)	2,611,699	801,731
JiuGui Liquor Co. Ltd., A Shares	31,000	255,229
Jizhong Energy Resources Co. Ltd., A Shares	326,700	273,138
JL Mag Rare-Earth Co. Ltd., A Shares	116,500	556,712
Joincare Pharmaceutical Group Industry Co. Ltd., A Shares	175,700	306,961
Joinn Laboratories China Co. Ltd., A Shares	55,272	218,384
Joinn Laboratories China Co. Ltd., H Shares	148,529	317,066
Jointown Pharmaceutical Group Co. Ltd., A Shares	559,771	388,018
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., A Shares	78,800	196,751
JOYY, Inc., ADR	32,374	2,043,447
Juneyao Airlines Co. Ltd., A Shares	250,400	452,700
J-Yuan Trust Co. Ltd., A Shares *	870,300	357,036
Kangmei Pharmaceutical Co. Ltd., A Shares *	622,800	177,088
Kanzhun Ltd., ADR	361,165	7,981,746
KE Holdings, Inc., ADR	771,767	13,297,545
SECURITY	NUMBER OF SHARES	VALUE ($)
Keboda Technology Co. Ltd., A Shares	25,100	258,494
Keda Industrial Group Co. Ltd., A Shares	180,000	340,701
Kingboard Holdings Ltd.	736,989	2,464,960
Kingboard Laminates Holdings Ltd.	1,031,801	1,500,204
KingClean Electric Co. Ltd., A Shares *	70,600	312,304
Kingdee International Software Group Co. Ltd. *	3,503,620	6,354,181
Kingfa Sci & Tech Co. Ltd., A Shares	178,500	458,816
Kingnet Network Co. Ltd., A Shares	203,600	642,861
Kingsoft Corp. Ltd.	1,172,718	4,313,944
Kuaishou Technology	3,333,513	29,029,514
Kuang-Chi Technologies Co. Ltd., A Shares *	192,000	1,226,592
Kunlun Energy Co. Ltd.	4,186,396	3,995,186
Kunlun Tech Co. Ltd., A Shares *	117,300	721,826
Kweichow Moutai Co. Ltd., A Shares	104,500	21,442,682
Lakala Payment Co. Ltd., A Shares	52,500	164,505
Lao Feng Xiang Co. Ltd., A Shares	133,558	845,489
Laobaixing Pharmacy Chain JSC, A Shares	62,699	141,205
Laopu Gold Co. Ltd., H Shares	28,840	2,491,125
LB Group Co. Ltd., A Shares	238,500	619,450
Lee & Man Paper Manufacturing Ltd.	1,979,766	795,914
Legend Holdings Corp., H Shares *	690,361	844,153
Lens Technology Co. Ltd., A Shares	413,200	1,607,452
Leo Group Co. Ltd., A Shares	656,400	476,355
Lepu Medical Technology Beijing Co. Ltd., A Shares	180,000	405,888
Levima Advanced Materials Corp., A Shares	70,900	194,076
Leyard Optoelectronic Co. Ltd., A Shares	236,200	209,170
Li Auto, Inc., Class A *	1,445,259	13,356,246
Li Ning Co. Ltd.	2,722,055	6,069,523
LianChuang Electronic Technology Co. Ltd., A Shares *	107,700	156,318
Liaoning Port Co. Ltd., A Shares	1,502,300	344,284
Lingyi iTech Guangdong Co., A Shares	657,800	1,293,462
Livzon Pharmaceutical Group, Inc., A Shares	51,600	259,498
Livzon Pharmaceutical Group, Inc., H Shares	174,592	688,896
Longfor Group Holdings Ltd.	2,476,170	3,091,396
LONGi Green Energy Technology Co. Ltd., A Shares *	629,248	1,653,023
Longshine Technology Group Co. Ltd., A Shares	105,200	241,386
Loongson Technology Corp. Ltd., A Shares *	29,424	550,481
Lufax Holding Ltd., ADR *	409,150	1,022,875
Luoyang Xinqianglian Slewing Bearing Co. Ltd., A Shares	39,000	260,737
Luxi Chemical Group Co. Ltd., A Shares	165,500	352,354
Luxshare Precision Industry Co. Ltd., A Shares	586,017	4,789,971
Luye Pharma Group Ltd. *	2,323,684	919,254
Luzhou Laojiao Co. Ltd., A Shares	125,400	2,410,450
Maanshan Iron & Steel Co. Ltd., A Shares *	479,300	265,112
Maanshan Iron & Steel Co. Ltd., H Shares *	1,760,575	565,331
Mango Excellent Media Co. Ltd., A Shares	164,370	602,702

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mao Geping Cosmetics Co. Ltd., Class H (b)	102,550	1,195,337
Maxscend Microelectronics Co. Ltd., A Shares	45,248	443,010
Meihua Holdings Group Co. Ltd., A Shares	293,400	420,865
Meinian Onehealth Healthcare Holdings Co. Ltd., A Shares	350,700	265,421
Meitu, Inc. *	4,029,900	4,451,441
Meituan, B Shares *	6,379,862	83,992,994
Metallurgical Corp. of China Ltd., A Shares	1,338,200	601,995
Metallurgical Corp. of China Ltd., H Shares	3,789,437	1,056,191
MGI Tech Co. Ltd., Class A *	37,680	340,023
Microport Scientific Corp. *	1,156,005	1,664,460
Micro-Tech Nanjing Co. Ltd., A Shares	17,179	192,326
Midea Group Co. Ltd., Class H	732,770	8,329,499
Ming Yang Smart Energy Group Ltd., A Shares	228,700	439,027
MINISO Group Holding Ltd.	542,894	2,709,728
Minmetals Capital Co. Ltd., A Shares	402,600	314,952
Minmetals New Energy Materials Hunan Co. Ltd., A Shares *	236,184	253,259
Minth Group Ltd.	831,296	3,634,571
Montage Technology Co. Ltd., A Shares	91,325	1,530,922
Muyuan Foods Co. Ltd., A Shares	461,286	3,311,703
Nanjing Iron & Steel Co. Ltd., A Shares	549,300	428,160
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., A Shares	132,900	182,177
Nanjing Securities Co. Ltd., A Shares	272,700	309,775
NARI Technology Co. Ltd., A Shares	669,296	2,098,133
National Silicon Industry Group Co. Ltd., A Shares *	241,070	722,635
NAURA Technology Group Co. Ltd., A Shares	60,450	3,659,179
NavInfo Co. Ltd., A Shares *	279,800	337,631
NetEase Cloud Music, Inc. *	103,150	2,559,672
NetEase, Inc.	2,179,868	59,917,251
New China Life Insurance Co. Ltd., A Shares	174,000	1,616,447
New China Life Insurance Co. Ltd., H Shares	1,177,616	7,015,237
New Hope Liuhe Co. Ltd., A Shares	421,800	561,489
New Oriental Education & Technology Group, Inc.	1,866,421	9,661,011
Newland Digital Technology Co. Ltd., A Shares	108,600	396,979
Nexchip Semiconductor Corp., A Shares	160,607	722,498
Nine Dragons Paper Holdings Ltd. *	1,791,074	1,444,711
Ninestar Corp., A Shares *	136,400	358,899
Ningbo Deye Technology Co. Ltd., A Shares	72,605	831,949
Ningbo Joyson Electronic Corp., A Shares	130,600	493,656
Ningbo Orient Wires & Cables Co. Ltd., A Shares	65,200	533,115
Ningbo Ronbay New Energy Technology Co. Ltd., A Shares	62,681	271,422
Ningbo Sanxing Medical Electric Co. Ltd., A Shares	109,200	349,894
SECURITY	NUMBER OF SHARES	VALUE ($)
Ningbo Shanshan Co. Ltd., A Shares *	232,900	424,027
Ningbo Tuopu Group Co. Ltd., A Shares	157,055	1,399,930
Ningbo Zhoushan Port Co. Ltd., A Shares	747,600	396,594
Ningxia Baofeng Energy Group Co. Ltd., A Shares	639,900	1,629,407
NIO, Inc., Class A *	2,091,709	11,692,249
Nongfu Spring Co. Ltd., H Shares	2,111,375	13,239,484
North Industries Group Red Arrow Co. Ltd., A Shares *	74,900	196,443
Northeast Securities Co. Ltd., A Shares	200,000	260,293
Offshore Oil Engineering Co. Ltd., A Shares	683,000	522,713
OFILM Group Co. Ltd., A Shares *	303,500	484,298
OmniVision Integrated Circuits Group, Inc., A Shares	103,050	1,741,614
Oppein Home Group, Inc., A Shares	45,440	341,911
ORG Technology Co. Ltd., A Shares	81,700	65,994
Orient Securities Co. Ltd., A Shares	619,316	912,028
Orient Securities Co. Ltd., H Shares	1,210,225	1,061,683
Oriental Energy Co. Ltd., A Shares *	156,600	177,669
Oriental Pearl Group Co. Ltd., A Shares	304,000	418,008
Ourpalm Co. Ltd., A Shares *	334,900	246,356
Ovctek China, Inc., A Shares	81,180	180,529
Pacific Securities Co. Ltd., A Shares *	388,700	227,096
Pangang Group Vanadium Titanium & Resources Co. Ltd., A Shares *	760,300	329,118
PDD Holdings, Inc., ADR *	910,993	105,748,067
People.cn Co. Ltd., A Shares	111,800	331,654
People's Insurance Co. Group of China Ltd., A Shares	932,100	1,141,893
People's Insurance Co. Group of China Ltd., H Shares	10,294,573	9,321,920
Perfect World Co. Ltd., A Shares	184,250	369,337
PetroChina Co. Ltd., A Shares	2,407,400	3,320,458
PetroChina Co. Ltd., H Shares	25,035,825	27,911,909
Pharmaron Beijing Co. Ltd., A Shares	115,000	470,968
Pharmaron Beijing Co. Ltd., H Shares	331,816	938,475
PICC Property & Casualty Co. Ltd., H Shares	8,346,898	18,933,187
Ping An Bank Co. Ltd., A Shares	1,690,700	2,776,795
Ping An Healthcare & Technology Co. Ltd.	1,076,610	2,034,131
Ping An Insurance Group Co. of China Ltd., A Shares	893,300	7,454,539
Ping An Insurance Group Co. of China Ltd., H Shares	7,788,071	56,717,995
Pingdingshan Tianan Coal Mining Co. Ltd., A Shares	258,300	285,378
Piotech, Inc., A Shares	23,646	1,014,554
Polaris Bay Group Co. Ltd., A Shares *	157,700	155,493
Poly Developments & Holdings Group Co. Ltd., A Shares	893,600	854,545
Poly Property Services Co. Ltd., H Shares	188,251	848,213
Pop Mart International Group Ltd.	801,010	23,128,217
Porton Pharma Solutions Ltd., A Shares *	58,800	197,970
Postal Savings Bank of China Co. Ltd., A Shares	2,395,000	1,924,416

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Postal Savings Bank of China Co. Ltd., H Shares	11,621,564	8,209,849
Power Construction Corp. of China Ltd., A Shares	1,562,800	1,200,462
Pylon Technologies Co. Ltd., A Shares	19,566	163,471
Qfin Holdings, Inc., ADR	129,105	2,521,421
Qi An Xin Technology Group, Inc., A Shares *	65,414	347,199
Qingdao Huicheng Environmental Technology Group Co. Ltd., A Shares	16,300	327,916
Qingdao Port International Co. Ltd., A Shares	156,500	185,968
Qingdao Port International Co. Ltd., H Shares	537,785	502,861
Qingdao Rural Commercial Bank Corp., A Shares	799,200	355,002
Qingdao TGOOD Electric Co. Ltd., A Shares	113,900	429,082
Qinghai Salt Lake Industry Co. Ltd., A Shares *	400,400	1,498,183
Qinhuangdao Port Co. Ltd., A Shares	1,190,700	594,596
Quzhou Xin'an Development Co. Ltd., A Shares *	849,200	498,544
Range Intelligent Computing Technology Group Co. Ltd., A Shares	131,100	885,010
Raytron Technology Co. Ltd., A Shares	45,400	488,749
Remegen Co. Ltd., A Shares *	23,187	327,028
Remegen Co. Ltd., H Shares *(b)	218,458	2,608,106
Rising Nonferrous Metals Share Co. Ltd., A Shares *	24,300	180,747
RLX Technology, Inc., ADR	868,097	2,178,923
RoboTechnik Intelligent Technology Co. Ltd., A Shares	18,200	530,839
Rockchip Electronics Co. Ltd., A Shares	34,900	903,289
Rongsheng Petrochemical Co. Ltd., A Shares	820,400	1,128,072
Ruijie Networks Co. Ltd., A Shares	24,360	255,180
SAIC Motor Corp. Ltd., A Shares	812,800	1,721,276
Sailun Group Co. Ltd., A Shares	309,500	698,339
Sanan Optoelectronics Co. Ltd., A Shares	401,900	750,476
Sangfor Technologies, Inc., A Shares	34,500	561,550
Sansure Biotech, Inc., A Shares	68,395	195,637
Sany Heavy Equipment International Holdings Co. Ltd.	1,237,377	1,155,432
Sany Heavy Industry Co. Ltd., A Shares	715,900	2,057,885
Sany Renewable Energy Co. Ltd., A Shares	43,035	164,617
Satellite Chemical Co. Ltd., A Shares	321,962	767,905
SDIC Capital Co. Ltd., A Shares	525,900	544,577
SDIC Power Holdings Co. Ltd., A Shares	639,600	1,245,912
Sealand Securities Co. Ltd., A Shares	473,900	282,907
Seazen Group Ltd. *	2,855,415	784,858
Seazen Holdings Co. Ltd., A Shares *	220,700	465,506
SenseTime Group, Inc., Class B *	31,683,734	8,627,404
Seres Group Co. Ltd., A Shares	139,600	2,492,043
SF Holding Co. Ltd., A Shares	423,000	2,296,028
SF Holding Co. Ltd., H Shares	260,380	1,196,619
SG Micro Corp., A Shares	59,107	544,333
SECURITY	NUMBER OF SHARES	VALUE ($)
Shaanxi Coal Industry Co. Ltd., A Shares	849,300	2,724,892
Shaanxi Energy Investment Co. Ltd., A Shares	298,600	413,962
Shaanxi International Trust Co. Ltd., A Shares	381,900	186,926
Shan Xi Hua Yang Group New Energy Co. Ltd., A Shares	376,250	407,177
Shandong Buchang Pharmaceuticals Co. Ltd., A Shares	147,300	353,614
Shandong Gold Mining Co. Ltd., A Shares	321,704	1,659,274
Shandong Gold Mining Co. Ltd., H Shares	1,134,573	5,039,244
Shandong Himile Mechanical Science & Technology Co. Ltd., A Shares	68,600	668,149
Shandong Hi-speed Co. Ltd., A Shares	244,600	317,647
Shandong Hualu Hengsheng Chemical Co. Ltd., A Shares	205,360	821,271
Shandong Humon Smelting Co. Ltd., A Shares	213,000	389,303
Shandong Linglong Tyre Co. Ltd., A Shares	86,400	180,892
Shandong Nanshan Aluminum Co. Ltd., A Shares	1,118,500	745,250
Shandong Pharmaceutical Glass Co. Ltd., A Shares	69,900	199,052
Shandong Sun Paper Industry JSC Ltd., A Shares	257,800	545,581
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	3,063,794	2,184,039
Shanghai Aiko Solar Energy Co. Ltd., A Shares *	147,960	283,196
Shanghai Allist Pharmaceuticals Co. Ltd., A Shares	42,416	589,772
Shanghai Awinic Technology Co. Ltd., A Shares	17,102	180,577
Shanghai Bairun Investment Holding Group Co. Ltd., A Shares	97,428	324,027
Shanghai Baosight Software Co. Ltd., A Shares	404,865	1,222,794
Shanghai BOCHU Electronic Technology Corp. Ltd., A Shares	24,246	454,363
Shanghai Construction Group Co. Ltd., A Shares	660,700	257,964
Shanghai Electric Group Co. Ltd., A Shares *	1,185,800	1,467,792
Shanghai Electric Group Co. Ltd., H Shares *	3,072,808	1,610,288
Shanghai Electric Power Co. Ltd., A Shares	237,200	773,783
Shanghai Environment Group Co. Ltd., A Shares	167,500	191,220
Shanghai Fosun Pharmaceutical Group Co. Ltd., A Shares	161,200	618,671
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	531,056	1,431,046
Shanghai Fudan Microelectronics Group Co. Ltd., A Shares	53,876	440,446
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares	320,710	1,581,800
Shanghai Huayi Group Co. Ltd., A Shares	179,800	198,394
Shanghai Industrial Holdings Ltd.	599,398	1,176,377

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Shanghai International Airport Co. Ltd., A Shares	222,500	996,520
Shanghai International Port Group Co. Ltd., A Shares	1,000,200	773,961
Shanghai Jahwa United Co. Ltd., A Shares	56,800	186,415
Shanghai Jinjiang International Hotels Co. Ltd., A Shares	96,700	347,324
Shanghai Jinjiang International Hotels Co. Ltd., B Shares	204,265	272,694
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., A Shares	99,800	148,099
Shanghai Junshi Biosciences Co. Ltd., A Shares *	76,221	400,031
Shanghai Junshi Biosciences Co. Ltd., H Shares *(b)	208,817	679,106
Shanghai Lingang Holdings Corp. Ltd., A Shares	174,700	291,622
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A Shares	230,800	266,749
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B Shares	500,330	203,134
Shanghai M&G Stationery, Inc., A Shares	44,200	173,075
Shanghai Mechanical & Electrical Industry Co. Ltd., A Shares	57,900	252,930
Shanghai Mechanical & Electrical Industry Co. Ltd., B Shares	465,501	731,302
Shanghai Moons' Electric Co. Ltd., A Shares	40,800	382,607
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	200,000	503,894
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	878,568	1,332,702
Shanghai Pudong Development Bank Co. Ltd., A Shares	2,462,300	3,998,784
Shanghai Putailai New Energy Technology Group Co. Ltd., A Shares	201,276	759,097
Shanghai RAAS Blood Products Co. Ltd., A Shares	653,600	613,014
Shanghai Rural Commercial Bank Co. Ltd., A Shares	841,900	1,121,906
Shanghai Stonehill Technology Co. Ltd., A Shares *	469,300	464,059
Shanghai Tunnel Engineering Co. Ltd., A Shares	279,100	249,530
Shanghai United Imaging Healthcare Co. Ltd., A Shares	80,422	1,514,252
Shanghai Yuyuan Tourist Mart Group Co. Ltd., A Shares	416,100	315,506
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A Shares	158,400	925,893
Shanghai Zhenhua Heavy Industries Co. Ltd., B Shares	1,324,520	358,945
Shanjin International Gold Co. Ltd., A Shares	275,600	827,703
Shanxi Coal International Energy Group Co. Ltd., A Shares	176,300	264,115
Shanxi Coking Coal Energy Group Co. Ltd., A Shares	532,500	506,967
Shanxi Lu'an Environmental Energy Development Co. Ltd., A Shares	297,700	549,163
SECURITY	NUMBER OF SHARES	VALUE ($)
Shanxi Meijin Energy Co. Ltd., A Shares *	247,000	177,852
Shanxi Securities Co. Ltd., A Shares	348,200	296,039
Shanxi Taigang Stainless Steel Co. Ltd., A Shares *	470,200	266,065
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A Shares	106,900	2,938,296
Shede Spirits Co. Ltd., A Shares	30,800	272,753
Shenergy Co. Ltd., A Shares	391,700	465,455
Shenghe Resources Holding Co. Ltd., A Shares	167,100	490,501
Shengyi Electronics Co. Ltd., A Shares	45,830	599,963
Shengyi Technology Co. Ltd., A Shares	219,400	1,790,222
Shennan Circuits Co. Ltd., A Shares	59,730	1,652,325
Shenwan Hongyuan Group Co. Ltd., A Shares	1,884,400	1,372,857
Shenwan Hongyuan Group Co. Ltd., H Shares	2,026,976	807,083
Shenyang Xingqi Pharmaceutical Co. Ltd., A Shares	25,060	254,856
Shenzhen Airport Co. Ltd., A Shares	213,000	209,115
Shenzhen Aisidi Co. Ltd., A Shares	127,200	211,612
Shenzhen Capchem Technology Co. Ltd., A Shares	80,640	599,585
Shenzhen Dynanonic Co. Ltd., A Shares *	22,880	158,371
Shenzhen Energy Group Co. Ltd., A Shares	423,600	399,094
Shenzhen Everwin Precision Technology Co. Ltd., A Shares	123,200	748,024
Shenzhen Expressway Corp. Ltd., H Shares	562,555	536,138
Shenzhen Gas Corp. Ltd., A Shares	368,700	343,197
Shenzhen Goodix Technology Co. Ltd., A Shares	36,300	409,065
Shenzhen Huaqiang Industry Co. Ltd., A Shares	99,300	359,753
Shenzhen Infogem Technologies Co. Ltd., A Shares *	60,900	339,609
Shenzhen Inovance Technology Co. Ltd., A Shares	226,300	2,262,056
Shenzhen International Holdings Ltd.	1,833,888	2,032,785
Shenzhen Investment Ltd. *(b)	3,261,556	372,840
Shenzhen Kaifa Technology Co. Ltd., A Shares	155,600	525,861
Shenzhen Kangtai Biological Products Co. Ltd., A Shares	105,180	239,554
Shenzhen Kedali Industry Co. Ltd., A Shares	23,100	506,511
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares *	92,200	200,862
Shenzhen Kinwong Electronic Co. Ltd., A Shares	72,500	671,058
Shenzhen Kstar Science & Technology Co. Ltd., A Shares	44,500	283,092
Shenzhen Longsys Electronics Co. Ltd., A Shares *	30,100	1,061,065
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares	105,300	3,038,960
Shenzhen MTC Co. Ltd., A Shares	454,200	411,861
Shenzhen New Industries Biomedical Engineering Co. Ltd., A Shares	72,600	604,611
Shenzhen Overseas Chinese Town Co. Ltd., A Shares *	775,400	291,778

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Shenzhen Salubris Pharmaceuticals Co. Ltd., A Shares	92,000	804,957
Shenzhen SC New Energy Technology Corp., A Shares	31,000	373,064
Shenzhen SED Industry Co. Ltd., A Shares	108,000	305,867
Shenzhen Senior Technology Material Co. Ltd., A Shares	119,700	259,417
Shenzhen Sunway Communication Co. Ltd., A Shares	88,700	395,759
Shenzhen Transsion Holdings Co. Ltd., A Shares	97,104	880,659
Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	132,900	471,517
Shenzhen Yan Tian Port Holding Co. Ltd., A Shares	288,700	180,107
Shenzhen YUTO Packaging Technology Co. Ltd., A Shares	67,900	294,213
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., A Shares	304,100	222,839
Shijiazhuang Changshan BeiMing Technology Co. Ltd., A Shares *	150,200	464,691
Shijiazhuang Yiling Pharmaceutical Co. Ltd., A Shares	159,500	421,260
Shougang Fushan Resources Group Ltd.	1,973,981	737,809
Siasun Robot & Automation Co. Ltd., A Shares *	140,300	339,191
SICC Co. Ltd., A Shares *	39,141	490,802
Sichuan Biokin Pharmaceutical Co. Ltd., A Shares *	18,623	999,758
Sichuan Changhong Electric Co. Ltd., A Shares	416,200	556,978
Sichuan Chuantou Energy Co. Ltd., A Shares	419,800	865,855
Sichuan Hebang Biotechnology Co. Ltd., A Shares *	812,600	251,748
Sichuan Kelun Pharmaceutical Co. Ltd., A Shares	138,500	674,382
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H *	66,795	3,915,593
Sichuan New Energy Power Co. Ltd., A Shares	139,800	244,439
Sichuan Road & Bridge Group Co. Ltd., A Shares	436,160	581,839
Sichuan Swellfun Co. Ltd., A Shares	48,700	277,845
Sichuan Yahua Industrial Group Co. Ltd., A Shares	100,900	322,443
Sieyuan Electric Co. Ltd., A Shares	13,000	263,901
Sino Biopharmaceutical Ltd.	11,451,728	10,369,744
Sinolink Securities Co. Ltd., A Shares	294,000	380,552
Sinoma International Engineering Co., A Shares	204,100	268,805
Sinoma Science & Technology Co. Ltd., A Shares	158,200	727,336
Sinomine Resource Group Co. Ltd., A Shares	62,860	594,458
Sinopec Engineering Group Co. Ltd., H Shares	1,891,307	1,785,489
Sinopec Oilfield Service Corp., H Shares *	3,413,700	324,463
Sinopec Shanghai Petrochemical Co. Ltd., A Shares	914,100	351,729
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	3,499,176	602,252
Sinopharm Group Co. Ltd., H Shares	1,537,003	3,956,219
SECURITY	NUMBER OF SHARES	VALUE ($)
Sinosoft Co. Ltd., A Shares	75,400	212,154
Sinotrans Ltd., H Shares	2,305,940	1,540,137
Sinotruk Hong Kong Ltd.	820,325	2,851,160
Skshu Paint Co. Ltd., A Shares	66,679	416,924
Smartsens Technology Shanghai Co. Ltd., A Shares	23,005	307,245
Smoore International Holdings Ltd.	2,179,888	3,723,863
Songcheng Performance Development Co. Ltd., A Shares	244,300	273,021
SooChow Securities Co. Ltd., A Shares	454,285	573,885
Southwest Securities Co. Ltd., A Shares	621,200	389,296
SPIC Industry-Finance Holdings Co. Ltd., Class A	416,900	423,449
Spring Airlines Co. Ltd., A Shares	84,600	657,752
StarPower Semiconductor Ltd., A Shares	20,580	274,974
State Grid Yingda Co. Ltd., A Shares	235,700	197,391
STO Express Co. Ltd., A Shares	130,200	264,675
Sun Art Retail Group Ltd.	2,515,189	520,121
Sungrow Power Supply Co. Ltd., A Shares	173,600	4,491,677
Sunny Optical Technology Group Co. Ltd.	798,866	6,515,617
Sunresin New Materials Co. Ltd., A Shares	58,800	442,604
Sunshine Insurance Group Co. Ltd., H Shares	2,593,295	1,205,781
Sunwoda Electronic Co. Ltd., A Shares	174,300	727,139
Suofeiya Home Collection Co. Ltd., A Shares	83,300	164,621
SUPCON Technology Co. Ltd., A Shares	66,386	468,058
Suzhou Dongshan Precision Manufacturing Co. Ltd., A Shares	157,600	1,673,439
Suzhou Maxwell Technologies Co. Ltd., A Shares	26,060	441,980
Suzhou Nanomicro Technology Co. Ltd., A Shares	47,791	182,403
Suzhou Novosense Microelectronics Co. Ltd., A Shares *	9,567	207,744
Suzhou TFC Optical Communication Co. Ltd., A Shares	64,784	1,448,005
Taiji Computer Corp. Ltd., A Shares	59,600	205,638
TAL Education Group, ADR *	497,194	5,469,134
Talkweb Information System Co. Ltd., A Shares *	103,100	461,904
TangShan Port Group Co. Ltd., A Shares	599,800	325,824
Tasly Pharmaceutical Group Co. Ltd., A Shares	85,100	184,551
TBEA Co. Ltd., A Shares	442,923	1,365,934
TCL Technology Group Corp., A Shares	1,422,350	822,953
TCL Zhonghuan Renewable Energy Technology Co. Ltd., A Shares *	282,900	375,789
Tencent Holdings Ltd.	7,422,428	582,975,586
Tencent Music Entertainment Group, ADR	592,061	10,923,525
Thunder Software Technology Co. Ltd., A Shares	40,400	373,655
Tian Di Science & Technology Co. Ltd., A Shares	299,200	251,416
Tianfeng Securities Co. Ltd., A Shares *	1,060,200	724,403

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tianjin Chase Sun Pharmaceutical Co. Ltd., A Shares	302,500	157,905
Tianma Microelectronics Co. Ltd., A Shares *	229,000	292,853
Tianqi Lithium Corp., A Shares *	134,300	1,045,492
Tianqi Lithium Corp., H Shares *	159,422	1,008,673
Tianshan Aluminum Group Co. Ltd., A Shares	376,300	679,783
TianShan Material Co. Ltd., A Shares *	197,300	161,603
Tianshui Huatian Technology Co. Ltd., A Shares	324,700	501,132
Tingyi Cayman Islands Holding Corp.	2,289,555	3,508,322
Titan Wind Energy Suzhou Co. Ltd., A Shares	167,900	167,687
Tongcheng Travel Holdings Ltd.	1,524,903	4,293,295
TongFu Microelectronics Co. Ltd., A Shares	148,100	767,008
Tonghua Dongbao Pharmaceutical Co. Ltd., A Shares	121,000	150,459
Tongkun Group Co. Ltd., A Shares	224,000	487,360
Tongling Nonferrous Metals Group Co. Ltd., A Shares	906,700	654,152
Tongwei Co. Ltd., A Shares *	381,200	1,233,826
Topchoice Medical Corp., A Shares	42,998	255,776
Topsec Technologies Group, Inc., A Shares	156,800	202,517
Topsports International Holdings Ltd.	3,554,416	1,570,488
Towngas Smart Energy Co. Ltd. *	1,573,382	786,125
TravelSky Technology Ltd., H Shares (b)	1,134,936	1,534,997
Triangle Tyre Co. Ltd., A Shares	88,400	182,329
Trina Solar Co. Ltd., A Shares *	213,856	547,274
Trip.com Group Ltd.	749,968	51,535,255
Tsinghua Tongfang Co. Ltd., A Shares *	288,600	353,965
Tsingtao Brewery Co. Ltd., A Shares	69,800	627,503
Tsingtao Brewery Co. Ltd., H Shares	739,264	4,994,514
Unigroup Guoxin Microelectronics Co. Ltd., A Shares	81,679	878,844
Uni-President China Holdings Ltd.	1,543,875	1,641,914
Unisplendour Corp. Ltd., A Shares	246,800	870,038
United Nova Technology Co. Ltd., A Shares *	536,932	506,629
Universal Scientific Industrial Shanghai Co. Ltd., A Shares	156,500	493,923
Valiant Co. Ltd., A Shares	84,400	169,541
Vanchip Tianjin Technology Co. Ltd., A Shares *	21,658	112,718
Verisilicon Microelectronics Shanghai Co. Ltd., A Shares *	48,078	1,061,682
Victory Giant Technology Huizhou Co. Ltd., A Shares	72,200	2,764,843
Vipshop Holdings Ltd., ADR	256,379	5,035,284
Visual China Group Co. Ltd., A Shares	48,000	159,571
Walvax Biotechnology Co. Ltd., A Shares	162,200	279,016
Wangfujing Group Co. Ltd., A Shares	82,500	168,176
Wangsu Science & Technology Co. Ltd., A Shares	229,600	337,793
Wanhua Chemical Group Co. Ltd., A Shares	270,100	2,564,612
Want Want China Holdings Ltd.	5,191,472	3,107,308
Wanxiang Qianchao Co. Ltd., A Shares	304,900	540,448
Weibo Corp., Class A	88,665	881,457
SECURITY	NUMBER OF SHARES	VALUE ($)
Weichai Power Co. Ltd., A Shares	581,100	1,422,961
Weichai Power Co. Ltd., H Shares	2,308,999	5,714,962
Weifu High-Technology Group Co. Ltd., A Shares	89,000	255,079
Weihai Guangwei Composites Co. Ltd., A Shares	73,120	297,385
Wens Foodstuff Group Co. Ltd., A Shares	562,520	1,438,737
Western Mining Co. Ltd., A Shares	218,400	709,983
Western Securities Co. Ltd., A Shares	432,700	490,915
Western Superconducting Technologies Co. Ltd., A Shares	63,280	592,342
Wingtech Technology Co. Ltd., A Shares *	110,400	639,072
Winner Medical Co. Ltd., A Shares	43,600	243,135
Winning Health Technology Group Co. Ltd., A Shares	212,700	258,166
Wintime Energy Group Co. Ltd., A Shares *	1,528,100	348,035
Wolong Electric Group Co. Ltd., A Shares	145,440	854,870
Wonders Information Co. Ltd., A Shares *	115,200	115,217
Wuchan Zhongda Group Co. Ltd., A Shares	443,443	338,121
Wuhan Guide Infrared Co. Ltd., A Shares *	365,036	633,615
Wuliangye Yibin Co. Ltd., A Shares	330,800	5,514,932
WUS Printed Circuit Kunshan Co. Ltd., A Shares	155,500	1,527,734
WuXi AppTec Co. Ltd., A Shares	206,751	2,667,104
WuXi AppTec Co. Ltd., H Shares	383,525	4,985,194
Wuxi Autowell Technology Co. Ltd., A Shares	20,787	117,330
Wuxi Biologics Cayman, Inc. *	4,168,030	16,681,542
WuXi XDC Cayman, Inc. *	439,640	3,695,854
XCMG Construction Machinery Co. Ltd., A Shares	1,064,700	1,554,362
Xiamen C & D, Inc., A Shares	328,600	462,526
Xiamen Faratronic Co. Ltd., A Shares	22,000	322,735
Xiamen Intretech, Inc., A Shares	102,400	263,353
Xiamen ITG Group Corp. Ltd., A Shares	178,800	168,203
Xiamen Tungsten Co. Ltd., A Shares	120,800	587,855
Xi'An Shaangu Power Co. Ltd., A Shares	182,800	228,081
Xiangcai Co. Ltd., A Shares *	198,500	316,468
Xiaomi Corp., B Shares *	20,647,830	108,787,247
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	530,509	712,742
Xinjiang Daqo New Energy Co. Ltd., A Shares *	160,595	651,336
Xinxing Ductile Iron Pipes Co. Ltd., A Shares	337,600	189,122
Xinyi Solar Holdings Ltd.	5,372,827	2,222,116
XPeng, Inc., A Shares *	1,674,247	18,042,196
Xtep International Holdings Ltd.	1,467,797	1,059,523
Xuji Electric Co. Ltd., A Shares	91,400	331,649
Yadea Group Holdings Ltd.	1,402,845	2,223,478
Yangling Metron New Material, Inc., A Shares	72,100	154,421
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., H Shares	321,470	1,551,691
Yangzhou Yangjie Electronic Technology Co. Ltd., A Shares	49,900	456,579
Yangzijiang Financial Holding Ltd.	3,211,288	1,165,352

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Yangzijiang Shipbuilding Holdings Ltd.	3,219,894	8,328,491
Yankuang Energy Group Co. Ltd., A Shares	528,690	1,040,335
Yankuang Energy Group Co. Ltd., H Shares	3,802,034	4,961,553
Yantai Changyu Pioneer Wine Co. Ltd., A Shares	62,483	186,063
Yantai Eddie Precision Machinery Co. Ltd., A Shares	86,520	246,502
Yantai Jereh Oilfield Services Group Co. Ltd., A Shares	102,500	818,237
Yealink Network Technology Corp. Ltd., A Shares	104,930	501,126
Yifan Pharmaceutical Co. Ltd., A Shares	124,700	213,980
Yifeng Pharmacy Chain Co. Ltd., A Shares	114,676	366,953
Yihai International Holding Ltd.	633,010	1,009,811
Yihai Kerry Arawana Holdings Co. Ltd., A Shares	90,100	378,935
Yili Chuanning Biotechnology Co. Ltd., A Shares	112,400	166,319
Yixintang Pharmaceutical Group Co. Ltd., A Shares	57,800	106,214
Yonfer Agricultural Technology Co. Ltd., A Shares	104,800	229,794
Yonghui Superstores Co. Ltd., A Shares *	681,200	391,242
YongXing Special Materials Technology Co. Ltd., A Shares	41,860	285,425
Yonyou Network Technology Co. Ltd., A Shares *	334,740	675,262
Youngor Fashion Co. Ltd., A Shares	470,100	513,396
Youngy Co. Ltd., A Shares	27,400	208,418
YTO Express Group Co. Ltd., A Shares	271,800	655,570
Yuan Longping High-tech Agriculture Co. Ltd., A Shares	116,200	159,121
Yuexiu Property Co. Ltd.	1,649,059	955,258
Yum China Holdings, Inc.	430,610	20,762,818
YUNDA Holding Group Co. Ltd., A Shares	137,400	135,865
Yuneng Technology Co. Ltd., A Shares	13,003	99,717
Yunnan Aluminium Co. Ltd., A Shares	336,600	1,176,132
Yunnan Baiyao Group Co. Ltd., A Shares	155,840	1,235,882
Yunnan Botanee Bio-Technology Group Co. Ltd., A Shares	18,000	105,139
Yunnan Chihong Zinc&Germanium Co. Ltd., A Shares	471,300	422,700
Yunnan Copper Co. Ltd., A Shares	108,300	254,627
Yunnan Energy New Material Co. Ltd., A Shares *	76,600	599,779
Yunnan Tin Co. Ltd., A Shares	103,300	360,800
Yunnan Yuntianhua Co. Ltd., A Shares	195,400	856,073
Yutong Bus Co. Ltd., A Shares	186,800	822,095
Zai Lab Ltd. *	1,224,376	2,487,879
Zangge Mining Co. Ltd., A Shares	112,300	965,574
ZCZL Industrial Technology Group Co. Ltd., A Shares	162,400	522,882
ZEEKR Intelligent Technology Holding Ltd., ADR *(b)	61,189	1,634,358
SECURITY	NUMBER OF SHARES	VALUE ($)
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., A Shares	51,800	1,259,433
Zhaojin Mining Industry Co. Ltd., H Shares	2,065,310	7,708,835
Zhefu Holding Group Co. Ltd., A Shares	534,600	307,044
Zhejiang China Commodities City Group Co. Ltd., A Shares	447,900	1,042,932
Zhejiang Chint Electrics Co. Ltd., A Shares	183,800	730,629
Zhejiang Crystal-Optech Co. Ltd., A Shares	132,400	453,261
Zhejiang Dahua Technology Co. Ltd., A Shares	290,600	778,611
Zhejiang Daily Digital Culture Group Co. Ltd., A Shares	103,200	192,416
Zhejiang Dingli Machinery Co. Ltd., A Shares	34,600	275,569
Zhejiang Expressway Co. Ltd., H Shares	2,042,086	1,980,290
Zhejiang Hailiang Co. Ltd., A Shares	123,600	217,862
Zhejiang HangKe Technology, Inc. Co., A Shares	44,364	180,746
Zhejiang Huace Film & Television Co. Ltd., A Shares	223,900	243,888
Zhejiang Huahai Pharmaceutical Co. Ltd., A Shares	140,250	357,324
Zhejiang Huayou Cobalt Co. Ltd., A Shares	159,860	1,398,248
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares	127,800	660,067
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., A Shares	74,200	195,657
Zhejiang Juhua Co. Ltd., A Shares	201,800	956,908
Zhejiang Leapmotor Technology Co. Ltd., Class H *	817,094	5,562,318
Zhejiang Longsheng Group Co. Ltd., A Shares	331,300	490,697
Zhejiang Medicine Co. Ltd., A Shares	86,200	171,084
Zhejiang NHU Co. Ltd., A Shares	285,468	984,546
Zhejiang Sanhua Intelligent Controls Co. Ltd., A Shares	215,220	1,308,561
Zhejiang Supor Co. Ltd., A Shares	46,200	330,572
Zhejiang Wanfeng Auto Wheel Co. Ltd., A Shares	159,400	363,270
Zhejiang Wanliyang Co. Ltd., A Shares	170,900	211,058
Zhejiang Weiming Environment Protection Co. Ltd., A Shares	169,600	542,225
Zhejiang Weixing New Building Materials Co. Ltd., A Shares	155,300	224,526
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A Shares	54,100	240,999
Zhejiang Yongtai Technology Co. Ltd., A Shares *	96,200	349,610
Zhejiang Zheneng Electric Power Co. Ltd., A Shares	788,700	561,209
Zheshang Securities Co. Ltd., A Shares	328,200	508,391
ZhongAn Online P&C Insurance Co. Ltd., H Shares *	1,185,057	2,339,489
Zhongji Innolight Co. Ltd., A Shares	92,260	6,714,968
Zhongjin Gold Corp. Ltd., A Shares	462,600	1,471,116
Zhongshan Public Utilities Group Co. Ltd., A Shares	180,100	314,903
Zhongsheng Group Holdings Ltd.	876,458	1,318,244

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Zhongtai Securities Co. Ltd., A Shares	608,500	570,715
Zhuhai Huafa Properties Co. Ltd., A Shares	209,400	135,375
Zhuzhou CRRC Times Electric Co. Ltd., A Shares	51,276	361,306
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	497,743	2,467,746
Zhuzhou Hongda Electronics Corp. Ltd., A Shares	41,900	257,542
Zhuzhou Kibing Group Co. Ltd., A Shares	203,000	175,175
Zijin Mining Group Co. Ltd., A Shares	1,781,400	7,202,259
Zijin Mining Group Co. Ltd., H Shares	7,166,180	28,257,517
ZJLD Group, Inc. (b)	715,161	758,738
Zoomlion Heavy Industry Science & Technology Co. Ltd., A Shares	495,300	566,141
Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares (b)	1,684,744	1,568,844
ZTE Corp., A Shares	354,800	2,112,553
ZTE Corp., H Shares (b)	920,075	3,713,106
ZTO Express Cayman, Inc.	524,615	10,747,546
		3,789,841,619

Colombia 0.1%
Cementos Argos SA	782,961	2,260,612
Ecopetrol SA	5,388,152	2,708,070
Interconexion Electrica SA ESP	523,169	3,524,559
		8,493,241

Czech Republic 0.2%
CEZ AS	169,169	10,355,346
Colt CZ Group SE	17,540	608,838
Komercni Banka AS	87,510	4,898,802
Moneta Money Bank AS	375,950	3,422,174
		19,285,160

Egypt 0.0%
Commercial International Bank - Egypt (CIB), GDR	2,881,861	6,340,094

Greece 0.8%
Aegean Airlines SA	36,024	599,522
Aktor SA Holding Co. Technical & Energy Projects *	50,764	546,135
Alpha Bank SA	2,481,865	10,121,479
Athens International Airport SA	67,556	795,782
Athens Water Supply & Sewage Co. SA	54,829	468,330
Autohellas Tourist & Trading SA	29,270	391,326
Bank of Cyprus Holdings PLC	468,891	4,353,374
Cenergy Holdings SA	82,186	1,409,731
Ellaktor SA	129,971	270,000
Eurobank Ergasias Services & Holdings SA, A Shares	3,013,862	11,916,798
FF Group *(a)	50,437	0
GEK Terna SA	75,111	2,165,306
Hellenic Telecommunications Organization SA	190,616	3,785,066
HELLENiQ ENERGY Holdings SA	132,176	1,267,826
Holding Co. ADMIE IPTO SA	183,410	599,191
Intralot SA-Integrated Information Systems & Gaming Services *	306,710	355,952
Jumbo SA	134,995	4,286,451
SECURITY	NUMBER OF SHARES	VALUE ($)
LAMDA Development SA *	122,422	994,538
Motor Oil Hellas Corinth Refineries SA	81,461	2,684,925
National Bank of Greece SA	988,632	15,489,325
OPAP SA	219,478	4,488,084
Optima bank SA	227,364	2,031,779
Piraeus Financial Holdings SA *	1,262,651	10,360,168
Piraeus Port Authority SA	7,123	331,491
Public Power Corp. SA	225,384	4,551,310
Quest Holdings SA	39,700	330,810
Sarantis SA	44,281	635,185
Titan SA	47,360	2,498,099
Viohalco SA	101,287	1,163,732
		88,891,715

Hong Kong 0.0%
China Huishan Dairy Holdings Co. Ltd. *(a)	3,872,695	0

Hungary 0.4%
4iG Nyrt *	33,378	480,307
Magyar Telekom Telecommunications PLC	386,162	2,065,315
MOL Hungarian Oil & Gas PLC	533,680	4,724,672
Opus Global Nyrt	490,163	803,761
OTP Bank Nyrt	279,036	29,040,969
Richter Gedeon Nyrt	175,338	5,192,898
		42,307,922

Iceland 0.1%
Alvotech SA *	133,299	677,544
Arion Banki Hf.	1,631,369	2,283,508
Eimskipafelag Islands Hf.	169,064	366,208
Festi Hf.	301,147	758,284
Hagar Hf.	1,501,201	1,326,523
Islandsbanki Hf.	2,344,832	2,411,209
Kvika banki Hf.	4,995,158	652,324
Reitir fasteignafelag Hf.	937,279	916,170
		9,391,770

India 19.2%
360 ONE WAM Ltd.	290,299	3,840,038
3M India Ltd.	3,885	1,513,216
Aarti Industries Ltd.	268,168	1,146,154
ABB India Ltd.	63,865	3,694,920
ACC Ltd.	95,817	1,982,380
Adani Energy Solutions Ltd. *	341,663	3,798,887
Adani Enterprises Ltd.	312,100	7,956,068
Adani Green Energy Ltd. *	318,453	3,731,825
Adani Ports & Special Economic Zone Ltd.	877,591	14,882,672
Adani Power Ltd. *	6,348,730	10,468,422
Adani Total Gas Ltd.	270,617	1,835,376
Aditya Birla Capital Ltd. *	770,612	3,084,688
AIA Engineering Ltd.	41,787	1,804,483
Ajanta Pharma Ltd.	47,080	1,347,857
Alkem Laboratories Ltd.	46,593	2,961,304
Ambuja Cements Ltd.	966,501	5,945,039
Apar Industries Ltd.	19,847	2,032,350
APL Apollo Tubes Ltd.	210,105	4,037,558
Apollo Hospitals Enterprise Ltd.	118,517	9,719,461
Ashok Leyland Ltd.	3,390,222	5,993,034
Asian Paints Ltd.	486,203	15,624,158
Astral Ltd.	148,523	2,392,375
AU Small Finance Bank Ltd.	453,100	4,838,858

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Aurobindo Pharma Ltd.	334,108	4,582,021
Authum Investment & Infrastucture Ltd.	24,578	743,680
Avenue Supermarts Ltd. *	174,626	7,802,262
AWL Agri Business Ltd. *	423,411	1,226,009
Axis Bank Ltd.	2,745,677	39,281,622
Bajaj Auto Ltd.	79,857	8,100,645
Bajaj Finance Ltd.	3,369,597	39,083,897
Bajaj Finserv Ltd.	456,733	10,692,293
Bajaj Holdings & Investment Ltd.	33,229	4,271,783
Bajaj Housing Finance Ltd. *	1,167,029	1,370,857
Balkrishna Industries Ltd.	100,611	2,597,062
Bandhan Bank Ltd.	964,314	1,620,998
Bank of Baroda	1,171,419	3,795,268
Bank of India	973,216	1,600,928
Bank of Maharashtra	2,077,987	1,360,428
Bata India Ltd.	73,603	822,204
Bayer CropScience Ltd.	17,888	931,602
Berger Paints India Ltd.	339,801	2,144,852
Bharat Dynamics Ltd.	115,179	1,949,020
Bharat Electronics Ltd.	4,255,376	19,588,597
Bharat Forge Ltd.	312,449	5,008,406
Bharat Heavy Electricals Ltd.	1,472,439	4,787,824
Bharat Petroleum Corp. Ltd.	2,405,596	9,657,615
Bharti Airtel Ltd.	3,342,845	78,541,301
Bharti Airtel Ltd. - Partly Paid Shares	208,885	3,717,066
Bharti Hexacom Ltd.	83,157	1,643,942
Biocon Ltd.	732,979	3,264,286
Blue Star Ltd.	147,372	2,908,639
Bosch Ltd.	10,455	4,220,689
Britannia Industries Ltd.	142,819	9,334,189
BSE Ltd.	240,872	7,815,835
Canara Bank	2,185,066	3,702,868
Castrol India Ltd.	598,934	1,287,292
Central Bank of India Ltd.	725,130	311,057
Central Depository Services India Ltd.	121,032	2,188,244
CG Power & Industrial Solutions Ltd.	783,843	5,896,732
Cholamandalam Financial Holdings Ltd.	110,875	2,288,464
Cholamandalam Investment & Finance Co. Ltd.	501,933	9,741,532
Cipla Ltd.	663,127	11,352,429
Coal India Ltd.	2,775,599	11,672,116
Cochin Shipyard Ltd.	99,432	1,852,077
Coforge Ltd.	387,480	8,268,348
Colgate-Palmolive India Ltd.	155,399	3,767,554
Container Corp. of India Ltd.	409,585	2,341,042
Coromandel International Ltd.	142,889	3,805,315
CRISIL Ltd.	22,751	1,125,169
Cummins India Ltd.	164,636	8,244,546
Dabur India Ltd.	742,701	4,296,079
Dalmia Bharat Ltd.	92,269	2,072,784
Deepak Nitrite Ltd.	90,963	1,585,007
Divi's Laboratories Ltd.	154,407	11,180,795
Dixon Technologies India Ltd.	40,302	6,578,714
DLF Ltd.	786,240	6,360,415
Dr. Lal PathLabs Ltd.	44,931	1,532,971
Dr. Reddy's Laboratories Ltd.	717,001	10,090,398
Eicher Motors Ltd.	159,396	12,569,381
Emami Ltd.	227,283	1,347,982
Embassy Office Parks REIT	1,136,311	5,422,051
Endurance Technologies Ltd.	37,826	1,117,939
Escorts Kubota Ltd.	33,837	1,444,080
Eternal Ltd. *	5,436,072	18,238,243
Exide Industries Ltd.	487,380	2,042,204
Federal Bank Ltd.	2,242,543	6,466,326
Fortis Healthcare Ltd.	592,342	6,086,492
FSN E-Commerce Ventures Ltd. *	1,398,108	4,178,185
SECURITY	NUMBER OF SHARES	VALUE ($)
GAIL India Ltd.	3,107,021	6,116,608
GE Vernova T&D India Ltd.	145,465	4,685,909
General Insurance Corp. of India	365,014	1,580,071
GlaxoSmithKline Pharmaceuticals Ltd.	50,667	1,455,478
Glenmark Pharmaceuticals Ltd.	163,219	3,551,321
GMR Airports Ltd. *	3,163,445	3,831,960
Godfrey Phillips India Ltd.	46,669	1,498,980
Godrej Consumer Products Ltd.	482,431	6,178,741
Godrej Industries Ltd. *	53,571	629,814
Godrej Properties Ltd. *	173,526	4,102,273
Grasim Industries Ltd.	425,793	13,040,245
Gujarat Fluorochemicals Ltd.	42,788	1,637,661
Gujarat Gas Ltd.	203,645	901,914
Havells India Ltd.	266,500	4,295,999
HCL Technologies Ltd.	1,269,095	23,044,401
HDFC Asset Management Co. Ltd.	239,756	7,164,737
HDFC Bank Ltd.	13,625,216	153,484,084
HDFC Life Insurance Co. Ltd.	1,139,182	9,733,942
Hero MotoCorp Ltd.	156,112	10,776,305
Hexaware Technologies Ltd.	141,675	1,198,609
Hindalco Industries Ltd.	1,733,252	15,664,618
Hindustan Aeronautics Ltd.	229,348	11,646,948
Hindustan Petroleum Corp. Ltd.	1,124,396	5,750,984
Hindustan Unilever Ltd.	1,072,007	29,561,614
Hindustan Zinc Ltd.	536,008	2,907,528
Hitachi Energy India Ltd.	15,594	3,845,175
Honeywell Automation India Ltd.	2,225	880,448
Housing & Urban Development Corp. Ltd.	552,974	1,479,255
Hyundai Motor India Ltd.	170,796	4,441,393
ICICI Bank Ltd.	6,333,532	98,337,117
ICICI Lombard General Insurance Co. Ltd.	296,251	6,526,315
ICICI Prudential Life Insurance Co. Ltd.	469,730	3,254,593
IDBI Bank Ltd.	722,213	810,484
IDFC First Bank Ltd.	4,300,696	3,852,704
Indian Bank	330,903	3,219,412
Indian Hotels Co. Ltd.	1,009,047	8,396,363
Indian Oil Corp. Ltd.	4,566,283	8,257,316
Indian Overseas Bank *	777,405	337,131
Indian Railway Catering & Tourism Corp. Ltd.	364,824	2,800,801
Indian Railway Finance Corp. Ltd.	2,063,464	2,712,222
Indian Renewable Energy Development Agency Ltd. *	928,409	1,483,212
Indraprastha Gas Ltd.	807,134	1,799,115
Indus Towers Ltd. *	1,544,136	6,923,343
IndusInd Bank Ltd. *	224,653	2,156,302
Info Edge India Ltd.	414,333	6,161,668
Infosys Ltd.	4,207,577	73,386,521
InterGlobe Aviation Ltd.	226,990	14,976,176
Ipca Laboratories Ltd.	162,440	2,638,884
IRB Infrastructure Developers Ltd.	2,396,996	1,149,893
ITC Hotels Ltd. *	1,189,581	2,775,545
ITC Ltd.	3,534,078	15,971,950
Jindal Stainless Ltd.	360,540	3,107,905
Jindal Steel Ltd.	431,177	5,034,476
Jio Financial Services Ltd.	3,693,205	12,642,716
JK Cement Ltd.	38,636	2,487,114
JSW Energy Ltd.	650,973	3,556,253
JSW Infrastructure Ltd.	385,824	1,166,131
JSW Steel Ltd.	1,059,665	13,745,821
Jubilant Foodworks Ltd.	439,226	2,953,626
Kalyan Jewellers India Ltd.	485,455	2,742,667
Kansai Nerolac Paints Ltd.	269,715	713,099
Kaynes Technology India Ltd. *	33,119	2,032,738

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
KEI Industries Ltd.	68,279	3,164,509
Kotak Mahindra Bank Ltd.	1,311,886	31,157,613
KPIT Technologies Ltd.	164,193	2,243,881
L&T Finance Ltd.	1,004,513	3,507,752
L&T Technology Services Ltd.	34,223	1,698,916
Larsen & Toubro Ltd.	808,264	36,773,651
Laurus Labs Ltd.	430,232	4,960,673
LIC Housing Finance Ltd.	362,052	2,222,564
Linde India Ltd.	23,844	1,590,355
Lloyds Metals & Energy Ltd.	120,563	1,644,932
Lodha Developers Ltd.	333,772	4,284,491
LTIMindtree Ltd.	111,695	7,612,829
Lupin Ltd.	289,920	6,748,891
Mahindra & Mahindra Financial Services Ltd.	739,837	3,075,641
Mahindra & Mahindra Ltd.	1,115,674	46,864,607
Mangalore Refinery & Petrochemicals Ltd. *	263,836	466,217
Mankind Pharma Ltd.	136,119	3,425,516
Marico Ltd.	627,494	5,032,720
Maruti Suzuki India Ltd.	158,222	28,125,211
Max Financial Services Ltd. *	309,481	5,889,126
Max Healthcare Institute Ltd.	890,572	11,577,262
Mazagon Dock Shipbuilders Ltd.	90,892	2,722,873
Metro Brands Ltd.	72,836	953,205
Motilal Oswal Financial Services Ltd.	174,059	1,867,027
Mphasis Ltd.	135,018	4,243,714
MRF Ltd.	2,708	4,614,476
Multi Commodity Exchange of India Ltd.	30,240	3,405,603
Muthoot Finance Ltd.	127,525	5,338,093
Narayana Hrudayalaya Ltd.	69,450	1,510,551
National Aluminium Co. Ltd.	988,819	2,874,012
Nestle India Ltd.	862,468	12,159,741
New India Assurance Co. Ltd.	228,150	435,346
NHPC Ltd.	3,839,062	3,293,660
Nippon Life India Asset Management Ltd.	216,439	2,118,718
NLC India Ltd.	413,379	1,123,942
NMDC Ltd.	3,961,085	3,273,467
NTPC Green Energy Ltd. *	1,038,908	1,102,818
NTPC Ltd.	5,692,456	20,775,340
Oberoi Realty Ltd.	146,044	2,689,440
Oil & Natural Gas Corp. Ltd.	4,656,773	12,663,965
Oil India Ltd.	635,313	2,934,809
One 97 Communications Ltd. *	414,686	6,122,411
Oracle Financial Services Software Ltd.	27,765	2,516,458
Page Industries Ltd.	7,161	3,067,828
Patanjali Foods Ltd.	387,838	2,463,458
PB Fintech Ltd. *	408,721	8,311,273
Persistent Systems Ltd.	125,397	8,906,310
Petronet LNG Ltd.	951,495	2,891,796
Phoenix Mills Ltd.	219,476	4,261,560
PI Industries Ltd.	99,827	3,789,626
Pidilite Industries Ltd.	390,368	6,414,521
Piramal Finance Ltd. *	134,915	2,335,927
Polycab India Ltd.	62,055	5,182,379
Poonawalla Fincorp Ltd. *	306,251	1,644,455
Power Finance Corp. Ltd.	1,746,270	7,080,937
Power Grid Corp. of India Ltd.	5,349,546	16,144,777
Premier Energies Ltd.	139,694	1,523,793
Prestige Estates Projects Ltd.	186,165	3,490,925
Punjab National Bank	2,698,444	3,755,905
Rail Vikas Nigam Ltd.	688,562	2,494,904
RBL Bank Ltd.	527,541	1,842,464
REC Ltd.	1,476,384	5,956,868
Relaxo Footwears Ltd.	92,130	421,523
SECURITY	NUMBER OF SHARES	VALUE ($)
Reliance Industries Ltd.	8,187,169	143,473,964
Samvardhana Motherson International Ltd.	5,261,720	6,841,898
SBI Cards & Payment Services Ltd.	348,156	3,425,803
SBI Life Insurance Co. Ltd.	522,497	11,484,157
Schaeffler India Ltd.	49,468	2,156,522
Shree Cement Ltd.	12,182	3,595,459
Shriram Finance Ltd.	1,484,772	14,136,852
Siemens Ltd.	107,346	3,956,732
SJVN Ltd.	977,636	850,988
Solar Industries India Ltd.	28,892	4,286,924
Sona Blw Precision Forgings Ltd.	542,295	3,102,596
SRF Ltd.	171,204	5,602,901
Star Health & Allied Insurance Co. Ltd. *	298,996	1,631,070
State Bank of India	2,231,938	24,428,489
Steel Authority of India Ltd.	1,718,060	2,591,279
Sun Pharmaceutical Industries Ltd.	1,286,077	26,334,762
Sun TV Network Ltd.	161,382	1,002,509
Sundaram Finance Ltd.	81,807	4,324,689
Supreme Industries Ltd.	69,997	2,654,091
Suzlon Energy Ltd. *	13,002,235	7,850,982
Swiggy Ltd. *	1,140,239	4,822,409
Syngene International Ltd.	240,372	1,742,175
Tata Communications Ltd.	137,726	2,794,938
Tata Consultancy Services Ltd.	1,222,888	42,894,559
Tata Consumer Products Ltd.	782,275	10,253,380
Tata Elxsi Ltd.	41,822	2,411,904
Tata Motors Ltd. *	2,461,202	9,685,493
Tata Motors Passenger Vehicles Limited	2,464,807	9,831,948
Tata Power Co. Ltd.	2,010,998	8,770,400
Tata Steel Ltd.	9,954,664	18,692,366
Tata Technologies Ltd.	204,521	1,552,642
Tata Teleservices Maharashtra Ltd. *	690,147	399,980
Tech Mahindra Ltd.	749,685	12,716,924
Thermax Ltd.	37,350	1,219,327
Titan Co. Ltd.	437,791	19,125,810
Torrent Pharmaceuticals Ltd.	124,192	5,165,810
Torrent Power Ltd.	225,965	3,320,730
Trent Ltd.	217,074	10,315,004
Tube Investments of India Ltd.	129,926	4,044,450
TVS Motor Co. Ltd.	280,457	11,072,796
UltraTech Cement Ltd.	143,348	18,590,087
Union Bank of India Ltd.	1,787,588	3,063,066
United Breweries Ltd.	90,782	1,715,823
United Spirits Ltd.	343,493	5,574,381
UNO Minda Ltd.	220,054	3,214,920
UPL Ltd.	600,429	5,092,545
Varun Beverages Ltd.	1,598,306	8,604,648
Vedant Fashions Ltd.	70,362	478,388
Vedanta Ltd.	1,935,501	11,381,800
Vishal Mega Mart Ltd. *	2,507,434	3,806,809
Vodafone Idea Ltd. *	31,584,489	3,516,940
Voltas Ltd.	274,785	4,228,029
WAAREE Energies Ltd.	98,421	3,490,770
Whirlpool of India Ltd.	69,278	830,352
Wipro Ltd.	3,409,757	9,512,135
Yes Bank Ltd. *	28,416,669	7,284,655
Zee Entertainment Enterprises Ltd.	1,218,178	1,381,911
Zydus Lifesciences Ltd.	295,278	3,111,317
		2,184,980,945

Indonesia 1.2%
Alamtri Resources Indonesia Tbk. PT	11,119,596	1,208,434
Amman Mineral Internasional PT *	14,478,327	5,737,434
Astra International Tbk. PT	23,998,964	9,438,200
Avia Avian Tbk. PT	23,403,852	646,399

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bank Central Asia Tbk. PT	58,528,810	29,079,910
Bank Mandiri Persero Tbk. PT	52,792,693	15,310,039
Bank Negara Indonesia Persero Tbk. PT	14,483,175	3,704,493
Bank Rakyat Indonesia Persero Tbk. PT	79,218,094	17,503,608
Bank Syariah Indonesia Tbk. PT	4,906,959	689,420
Barito Pacific Tbk. PT *	25,167,595	5,409,786
Bukit Asam Tbk. PT	3,850,243	534,017
Bumi Serpong Damai Tbk. PT *	7,461,298	421,112
Charoen Pokphand Indonesia Tbk. PT	9,100,536	2,529,900
Dayamitra Telekomunikasi PT	27,749,255	1,016,334
Dian Swastatika Sentosa Tbk. PT *	1,098,905	7,254,554
Elang Mahkota Teknologi Tbk. PT	21,714,729	1,597,151
GoTo Gojek Tokopedia Tbk. PT *	955,443,440	3,671,473
Gudang Garam Tbk. PT	607,062	543,094
Indah Kiat Pulp & Paper Tbk. PT	2,891,423	1,523,401
Indocement Tunggal Prakarsa Tbk. PT	1,411,846	557,363
Indofood CBP Sukses Makmur Tbk. PT	2,731,019	1,385,596
Indofood Sukses Makmur Tbk. PT	4,804,686	2,120,351
Indosat Tbk. PT	7,418,328	1,064,533
Jasa Marga Persero Tbk. PT	1,732,157	360,888
Kalbe Farma Tbk. PT	23,340,108	1,681,665
Mayora Indah Tbk. PT	4,396,890	575,516
Merdeka Copper Gold Tbk. PT *	14,693,532	2,011,483
Perusahaan Gas Negara Tbk. PT	11,169,507	1,210,505
Petrindo Jaya Kreasi Tbk. PT	18,771,840	3,020,626
Sarana Menara Nusantara Tbk. PT	25,196,560	824,505
Semen Indonesia Persero Tbk. PT	3,758,524	656,698
Sumber Alfaria Trijaya Tbk. PT	23,661,264	2,557,207
Telkom Indonesia Persero Tbk. PT, Class B	50,890,320	10,725,009
Tower Bersama Infrastructure Tbk. PT	5,791,747	690,280
Trimegah Bangun Persada Tbk. PT	8,705,981	546,247
Unilever Indonesia Tbk. PT	7,773,561	1,213,525
United Tractors Tbk. PT	1,488,221	2,501,963
Vale Indonesia Tbk. PT	1,761,110	403,929
XLSMART Telecom Sejahtera Tbk. PT	5,086,824	882,673
		142,809,321

Kuwait 0.8%
Agility Public Warehousing Co. KSCC	1,910,977	890,274
Boubyan Bank KSCP	2,102,588	4,842,905
Burgan Bank SAK	1,503,582	1,102,153
Gulf Bank KSCP	2,571,304	2,982,193
Kuwait Finance House KSCP	15,004,628	38,910,845
Mabanee Co. KPSC	841,860	2,951,104
Mobile Telecommunications Co. KSCP	2,702,369	4,578,048
National Bank of Kuwait SAKP	9,938,747	32,508,559
Warba Bank KSCP *	2,098,367	1,989,330
		90,755,411

Malaysia 1.6%
99 Speed Mart Retail Holdings Bhd.	1,479,000	1,198,947
Alliance Bank Malaysia Bhd.	1,290,030	1,439,090
AMMB Holdings Bhd.	3,385,372	4,874,280
Axiata Group Bhd.	5,724,677	3,338,529
CelcomDigi Bhd.	4,690,214	3,722,662
CIMB Group Holdings Bhd.	10,067,352	18,636,477
Dialog Group Bhd.	4,950,800	2,204,349
Fraser & Neave Holdings Bhd.	203,600	1,699,746
SECURITY	NUMBER OF SHARES	VALUE ($)
Gamuda Bhd.	6,026,214	7,801,632
Genting Bhd.	2,291,800	1,813,475
Genting Malaysia Bhd.	3,407,020	1,937,446
Hartalega Holdings Bhd.	1,951,900	472,329
Hong Leong Bank Bhd.	750,307	3,838,231
Hong Leong Financial Group Bhd.	246,700	1,041,125
IHH Healthcare Bhd.	3,600,900	7,197,443
IJM Corp. Bhd.	4,076,736	2,278,829
IOI Corp. Bhd.	3,616,492	3,491,785
Kuala Lumpur Kepong Bhd.	615,564	3,008,928
Malayan Banking Bhd.	9,004,818	21,594,131
Maxis Bhd.	3,504,424	3,383,582
MISC Bhd.	2,385,200	4,334,628
Mr. DIY Group M Bhd.	4,582,400	1,674,392
Nestle Malaysia Bhd.	80,171	2,073,873
Petronas Chemicals Group Bhd.	3,334,300	2,420,545
Petronas Dagangan Bhd.	398,400	1,910,778
Petronas Gas Bhd.	1,094,636	4,640,780
PPB Group Bhd.	711,077	1,892,764
Press Metal Aluminium Holdings Bhd.	4,044,864	6,567,704
Public Bank Bhd.	17,661,970	18,591,547
QL Resources Bhd.	2,186,175	2,142,531
RHB Bank Bhd.	2,364,239	3,976,155
SD Guthrie Bhd.	4,032,408	5,083,810
Sime Darby Bhd.	5,199,600	2,453,532
Sunway Bhd.	2,860,400	3,772,336
Telekom Malaysia Bhd.	1,324,934	2,378,950
Tenaga Nasional Bhd.	5,487,274	17,500,852
Top Glove Corp. Bhd.	5,869,800	845,138
YTL Corp. Bhd.	4,492,336	2,315,469
YTL Power International Bhd.	3,136,700	2,474,445
		182,023,245

Mexico 2.3%
Alfa SAB de CV, A Shares	3,333,017	2,637,528
Alpek SAB de CV *	526,422	261,150
Alsea SAB de CV	612,890	1,678,101
America Movil SAB de CV, Series B	19,048,607	21,841,419
Arca Continental SAB de CV	1,024,178	10,438,248
Banco del Bajio SA	1,041,379	2,728,551
Becle SAB de CV	721,352	867,268
Cemex SAB de CV, Series CPO	17,989,476	19,016,899
Coca-Cola Femsa SAB de CV	637,057	5,515,470
Concentradora Fibra Danhos SA de CV *	1,052,394	1,684,543
Controladora Alpek SAB de CV *	4,045,913	620,461
Corp. Inmobiliaria Vesta SAB de CV	979,929	3,051,532
El Puerto de Liverpool SAB de CV, Series C1	306,693	1,696,699
Fibra Uno Administracion SA de CV	3,218,223	4,675,368
Fomento Economico Mexicano SAB de CV	2,045,782	19,711,453
GCC SAB de CV	206,637	2,055,375
Gentera SAB de CV	1,197,927	2,817,729
Gruma SAB de CV, B Shares	206,858	3,652,853
Grupo Aeroportuario del Centro Norte SAB de CV	340,995	4,569,800
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	480,537	11,703,509
Grupo Aeroportuario del Sureste SAB de CV, B Shares	191,132	5,774,589
Grupo Bimbo SAB de CV, Series A	1,531,760	4,861,072
Grupo Carso SAB de CV, Series A1	650,444	4,431,546
Grupo Comercial Chedraui SA de CV	357,461	2,609,045
Grupo Financiero Banorte SAB de CV, O Shares	3,458,489	33,028,678

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Grupo Financiero Inbursa SAB de CV, O Shares	2,329,625	5,512,732
Grupo Mexico SAB de CV, Series B	3,398,228	29,580,449
Industrias Penoles SAB de CV *	222,616	9,388,664
Kimberly-Clark de Mexico SAB de CV, A Shares	1,724,151	3,667,826
Megacable Holdings SAB de CV, Series CPO	798,673	2,264,799
Operadora De Sites Mexicanos SAB de CV, Class A-1	1,471,929	1,197,722
Orbia Advance Corp. SAB de CV	1,188,466	1,103,272
Prologis Property Mexico SA de CV	1,281,860	5,461,555
Promotora y Operadora de Infraestructura SAB de CV	236,772	3,248,145
Qualitas Controladora SAB de CV	236,734	2,364,045
Regional SAB de CV	299,434	2,227,187
Wal-Mart de Mexico SAB de CV	6,124,732	20,720,503
		258,665,785

Philippines 0.5%
Aboitiz Power Corp.	1,440,805	1,053,978
ACEN Corp.	10,205,442	436,792
Ayala Corp.	324,997	2,632,340
Ayala Land, Inc.	7,900,911	2,741,641
Bank of the Philippine Islands	2,472,133	4,910,964
BDO Unibank, Inc.	2,784,373	6,219,675
Bloomberry Resorts Corp.	4,418,990	214,752
Converge Information & Communications Technology Solutions, Inc.	3,107,220	826,543
DMCI Holdings, Inc.	5,490,826	983,096
Globe Telecom, Inc.	34,258	935,823
GT Capital Holdings, Inc.	126,561	1,250,611
International Container Terminal Services, Inc.	1,293,326	11,964,010
JG Summit Holdings, Inc.	3,200,913	1,189,870
Jollibee Foods Corp.	486,885	1,569,124
LT Group, Inc.	4,162,510	1,068,930
Manila Electric Co.	320,008	3,227,636
Megaworld Corp.	14,447,878	500,114
Metropolitan Bank & Trust Co.	2,065,636	2,324,699
Monde Nissin Corp.	6,327,833	659,273
PLDT, Inc.	108,115	2,381,867
Puregold Price Club, Inc.	1,174,576	841,200
Semirara Mining & Power Corp.	1,621,338	804,518
SM Prime Holdings, Inc.	11,683,985	4,582,345
Universal Robina Corp.	1,105,715	1,187,826
		54,507,627

Qatar 0.8%
Al Rayan Bank	7,222,074	4,326,104
Barwa Real Estate Co.	2,758,190	1,943,838
Commercial Bank PSQC	4,159,434	4,602,680
Dukhan Bank	2,024,709	1,933,511
Estithmar Holding QPSC *	598,176	632,841
Ezdan Holding Group QSC *	1,544,156	481,356
Iljin Electric Co. Ltd.	1,869,004	1,238,645
Industries Qatar QSC	2,398,912	8,005,158
Mesaieed Petrochemical Holding Co.	6,304,481	2,032,810
Ooredoo QPSC	1,145,855	4,012,538
Qatar Aluminum Manufacturing Co.	2,687,266	1,131,442
Qatar Electricity & Water Co. QSC	676,102	2,751,945
Qatar Fuel QSC	779,197	3,201,535
Qatar Gas Transport Co. Ltd.	3,387,789	4,199,146
Qatar International Islamic Bank QSC	1,167,607	3,543,548
Qatar Islamic Bank QPSC	2,121,188	13,545,076
SECURITY	NUMBER OF SHARES	VALUE ($)
Qatar National Bank QPSC	5,322,862	26,460,808
Qatar Navigation QSC	1,217,048	3,703,623
		87,746,604

Russia 0.0%
Gazprom PJSC *(a)(c)	127,160	0
Sberbank of Russia PJSC *(a)(c)	107,550	0
		0

Saudi Arabia 3.5%
Abdullah Al Othaim Markets Co.	495,795	898,694
ACWA Power Co. *	269,050	13,698,317
Ades Holding Co.	406,297	1,842,251
Advanced Petrochemical Co. *	149,684	1,264,042
Al Rajhi Bank	2,361,306	60,331,653
Al Rajhi Co. for Co-operative Insurance *	57,461	1,326,453
Aldrees Petroleum & Transport Services Co.	59,248	2,043,661
Alinma Bank	1,484,684	9,585,373
Almarai Co. JSC	564,427	6,725,369
Arab National Bank	1,092,986	6,462,149
Arabian Centres Co.	306,944	1,632,311
Arabian Contracting Services Co. *	24,997	784,936
Arabian Drilling Co.	32,312	790,261
Arabian Internet & Communications Services Co.	26,860	1,609,545
Astra Industrial Group Co.	47,206	1,710,084
Bank AlBilad	900,082	6,281,344
Bank Al-Jazira *	757,295	2,333,586
Banque Saudi Fransi	1,574,123	6,898,288
BinDawood Holding Co.	401,315	532,740
Bupa Arabia for Cooperative Insurance Co.	89,745	3,516,644
Catrion Catering Holding Co.	52,758	1,166,556
Co. for Cooperative Insurance	91,974	2,954,289
Dallah Healthcare Co.	48,970	1,696,970
Dar Al Arkan Real Estate Development Co. *	660,778	2,761,865
Dr. Soliman Abdel Kader Fakeeh Hospital Co.	54,335	539,085
Dr. Sulaiman Al Habib Medical Services Group Co.	122,594	7,901,806
Elm Co.	30,322	6,191,380
Emaar Economic City *	226,403	669,894
Etihad Etisalat Co.	448,327	7,505,081
Jabal Omar Development Co. *	601,059	2,432,146
Jamjoom Pharmaceuticals Factory Co.	29,629	1,192,600
Jarir Marketing Co.	731,055	2,474,883
Leejam Sports Co. JSC	26,325	802,076
Makkah Construction & Development Co.	98,537	2,201,122
Mobile Telecommunications Co. Saudi Arabia	518,858	1,484,052
Mouwasat Medical Services Co.	117,994	2,182,832
Nahdi Medical Co.	65,410	1,732,259
National Industrialization Co., Class C *	397,371	1,058,187
Power & Water Utility Co. for Jubail & Yanbu *	89,452	897,989
Qassim Cement Co.	57,269	639,944
Rabigh Refining & Petrochemical Co. *	555,858	1,127,585
Riyad Bank	1,766,566	12,149,276
Riyadh Cables Group Co.	85,058	2,777,487

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SABIC Agri-Nutrients Co.	274,024	8,509,722
Sahara International Petrochemical Co.	427,297	1,913,551
SAL Saudi Logistics Services	43,757	1,981,718
Saudi Arabian Mining Co. *	1,583,476	25,747,920
Saudi Arabian Oil Co.	7,203,375	47,293,480
Saudi Aramco Base Oil Co.	49,233	1,128,640
Saudi Awwal Bank	1,222,346	9,977,005
Saudi Basic Industries Corp.	1,072,155	15,761,732
Saudi Cement Co.	100,166	970,300
Saudi Electricity Co.	938,427	3,529,623
Saudi Ground Services Co.	103,451	1,108,566
Saudi Industrial Investment Group *	401,819	1,542,389
Saudi Investment Bank	810,395	2,799,643
Saudi Kayan Petrochemical Co. *	917,593	1,267,012
Saudi National Bank	3,497,926	34,406,288
Saudi Real Estate Co. *	175,970	609,794
Saudi Research & Media Group *	45,765	1,738,398
Saudi Tadawul Group Holding Co.	59,675	2,678,769
Saudi Telecom Co.	2,258,217	25,679,547
Saudia Dairy & Foodstuff Co.	20,786	1,328,682
Savola Group *	174,422	1,202,349
Seera Group Holding *	200,474	1,515,532
Taiba Investments Co.	104,778	985,370
Umm Al Qura for Development & Construction Co. *	521,052	2,755,647
United Electronics Co.	55,081	1,322,901
Yamama Cement Co.	129,558	801,222
Yanbu National Petrochemical Co.	327,118	2,656,043
		396,018,908

South Africa 4.0%
Absa Group Ltd.	929,572	11,304,117
African Rainbow Minerals Ltd.	115,997	1,214,049
Anglogold Ashanti PLC	608,662	51,363,219
Aspen Pharmacare Holdings Ltd.	411,549	2,282,712
Bid Corp. Ltd.	406,979	9,706,428
Bidvest Group Ltd.	407,264	5,432,882
Capitec Bank Holdings Ltd.	100,827	22,860,576
Clicks Group Ltd.	295,667	5,993,612
Discovery Ltd.	641,081	8,216,617
Exxaro Resources Ltd.	252,057	2,559,495
FirstRand Ltd.	6,299,490	29,964,645
Foschini Group Ltd.	387,061	1,888,130
Gold Fields Ltd.	1,077,945	45,243,795
Growthpoint Properties Ltd.	3,950,998	4,036,927
Harmony Gold Mining Co. Ltd.	658,875	12,848,591
Impala Platinum Holdings Ltd.	1,066,619	13,351,809
Investec Ltd.	257,047	1,836,661
Kumba Iron Ore Ltd.	56,416	1,101,409
Mr. Price Group Ltd.	296,517	3,636,109
MTN Group Ltd.	1,948,450	17,960,665
Naspers Ltd., Class N	952,600	59,514,766
Nedbank Group Ltd.	546,229	8,153,490
NEPI Rockcastle NV *	772,150	6,608,639
Northam Platinum Holdings Ltd.	421,568	7,519,429
Old Mutual Ltd.	5,562,218	4,504,333
OUTsurance Group Ltd.	1,023,842	4,333,881
Pepkor Holdings Ltd.	4,293,214	6,552,306
Reinet Investments SCA	177,098	5,986,848
Remgro Ltd.	598,314	6,073,442
Sanlam Ltd.	1,953,169	10,462,896
Santam Ltd.	46,489	1,134,790
Sasol Ltd. *	736,080	4,783,284
Shoprite Holdings Ltd.	568,638	9,115,472
Sibanye Stillwater Ltd. *	3,360,271	10,963,185
Standard Bank Group Ltd.	1,576,693	24,267,862
Tiger Brands Ltd.	197,783	4,149,315
SECURITY	NUMBER OF SHARES	VALUE ($)
Valterra Platinum Ltd.	313,611	21,797,040
Vodacom Group Ltd. (b)	559,786	4,385,467
Woolworths Holdings Ltd.	1,126,429	3,716,509
		456,825,402

Taiwan 21.6%
Accton Technology Corp.	587,000	19,170,782
Acer, Inc.	3,462,086	3,005,953
Advanced Energy Solution Holding Co. Ltd.	31,000	1,387,765
Advantech Co. Ltd.	551,911	5,064,533
Airtac International Group	168,920	4,860,117
Alchip Technologies Ltd.	97,000	10,214,593
ASE Technology Holding Co. Ltd.	3,983,120	29,126,208
Asia Cement Corp.	2,648,061	3,273,690
Asia Vital Components Co. Ltd. *	388,000	16,998,566
ASMedia Technology, Inc.	48,445	1,998,925
ASPEED Technology, Inc.	35,800	8,344,018
Asustek Computer, Inc.	815,621	15,618,551
AUO Corp. *	7,239,224	2,675,641
Bizlink Holding, Inc.	207,000	10,618,767
Caliway Biopharmaceuticals Co. Ltd. *	1,172,000	5,862,801
Capital Securities Corp.	2,221,644	1,797,985
Catcher Technology Co. Ltd.	643,224	4,119,421
Cathay Financial Holding Co. Ltd.	11,304,905	23,124,897
Chailease Holding Co. Ltd.	1,783,005	5,851,506
Chang Hwa Commercial Bank Ltd.	9,042,765	5,820,100
Cheng Shin Rubber Industry Co. Ltd.	2,379,277	2,410,738
Chicony Electronics Co. Ltd.	719,984	2,752,846
China Airlines Ltd.	3,141,872	1,922,063
China Motor Corp.	314,600	604,441
China Steel Corp.	13,493,956	7,846,573
Chroma ATE, Inc.	443,000	11,560,204
Chunghwa Telecom Co. Ltd.	4,499,310	18,708,299
Compal Electronics, Inc.	4,780,535	4,470,566
CTBC Financial Holding Co. Ltd.	20,913,792	28,953,457
Delta Electronics, Inc.	2,303,148	68,393,626
E Ink Holdings, Inc.	922,000	5,640,401
E.Sun Financial Holding Co. Ltd.	18,547,215	17,935,574
Eclat Textile Co. Ltd.	222,510	3,108,830
Elite Material Co. Ltd.	334,000	16,229,090
eMemory Technology, Inc.	85,000	5,538,474
Eternal Materials Co. Ltd. *	996,352	1,277,781
Eva Airways Corp.	3,199,374	3,476,140
Evergreen Marine Corp. Taiwan Ltd.	1,294,088	7,401,268
Far Eastern International Bank	3,585,919	1,439,623
Far Eastern New Century Corp.	3,570,799	3,208,429
Far EasTone Telecommunications Co. Ltd. *	2,165,509	6,078,743
Feng TAY Enterprise Co. Ltd.	571,694	2,349,802
First Financial Holding Co. Ltd.	13,085,540	11,507,437
Formosa Chemicals & Fibre Corp.	4,085,008	4,347,276
Formosa Petrochemical Corp.	1,392,660	2,320,730
Formosa Plastics Corp.	4,899,560	6,502,045
Formosa Sumco Technology Corp.	66,000	192,837
Fortune Electric Co. Ltd.	166,100	3,704,636
Foxconn Technology Co. Ltd.	1,108,355	2,302,525
Fubon Financial Holding Co. Ltd.	9,909,344	29,237,064
Genius Electronic Optical Co. Ltd.	95,000	1,353,035
Giant Manufacturing Co. Ltd.	382,096	1,223,535
Gigabyte Technology Co. Ltd.	629,000	4,880,086
Global Unichip Corp.	99,000	7,128,883
Globalwafers Co. Ltd.	311,451	3,731,259
Gold Circuit Electronics Ltd.	403,000	8,128,055
Hiwin Technologies Corp.	352,445	2,167,337
Hon Hai Precision Industry Co. Ltd.	14,582,092	104,771,762
Hotai Motor Co. Ltd.	320,600	6,231,193

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
HTC Corp. *	847,778	1,349,260
Hua Nan Financial Holdings Co. Ltd., Class C	11,325,696	10,627,425
Innolux Corp. *	8,500,381	3,669,911
International Games System Co. Ltd.	280,000	6,628,644
Inventec Corp.	3,092,043	4,295,462
Jentech Precision Industrial Co. Ltd.	99,000	9,163,454
KGI Financial Holding Co. Ltd.	19,015,334	9,542,505
King Slide Works Co. Ltd.	68,000	8,265,732
King Yuan Electronics Co. Ltd.	1,364,000	9,952,398
Largan Precision Co. Ltd.	111,456	7,830,508
Lite-On Technology Corp., ADR	2,311,866	11,712,178
Lotes Co. Ltd.	98,000	4,090,489
MediaTek, Inc.	1,757,713	78,126,801
Mega Financial Holding Co. Ltd.	14,270,508	18,233,149
Micro-Star International Co. Ltd.	834,095	2,856,945
momo.com, Inc.	113,974	824,346
Nan Ya Plastics Corp.	5,902,816	11,096,579
Nan Ya Printed Circuit Board Corp.	258,000	2,157,878
Nanya Technology Corp. *	1,383,000	6,433,583
Nien Made Enterprise Co. Ltd.	184,752	2,192,771
Novatek Microelectronics Corp.	679,608	8,434,198
Oneness Biotech Co. Ltd. *	367,087	795,345
Parade Technologies Ltd.	88,100	1,855,476
Pegatron Corp.	2,311,657	5,310,514
PharmaEssentia Corp.	373,906	6,147,379
Pou Chen Corp.	2,377,792	2,318,319
Powerchip Semiconductor Manufacturing Corp. *	3,890,000	4,226,509
Powertech Technology, Inc.	826,000	4,131,974
President Chain Store Corp.	659,400	5,031,904
Quanta Computer, Inc.	3,169,057	28,474,560
Realtek Semiconductor Corp.	573,336	9,517,542
Ruentex Development Co. Ltd.	1,835,350	1,763,129
Shanghai Commercial & Savings Bank Ltd.	4,505,151	5,612,599
Shihlin Electric & Engineering Corp.	290,000	1,556,954
Silergy Corp.	397,000	2,599,442
Sino-American Silicon Products, Inc.	647,000	2,164,569
SinoPac Financial Holdings Co. Ltd.	14,635,832	12,567,649
Synnex Technology International Corp.	1,455,956	2,917,943
Taiwan Business Bank	8,143,918	4,112,828
Taiwan Cooperative Financial Holding Co. Ltd.	12,625,594	9,594,406
Taiwan Fertilizer Co. Ltd.	907,508	1,366,250
Taiwan Glass Industry Corp. *	1,199,311	1,366,110
Taiwan High Speed Rail Corp.	2,652,000	2,361,746
Taiwan Mobile Co. Ltd. *	1,668,524	5,741,615
Taiwan Secom Co. Ltd.	387,000	1,337,884
Taiwan Semiconductor Manufacturing Co. Ltd.	29,151,500	1,337,523,021
Tatung Co. Ltd.	1,279,550	1,363,739
TCC Group Holdings Co. Ltd.	7,697,872	5,604,473
Teco Electric & Machinery Co. Ltd.	1,486,000	4,152,372
Transcend Information, Inc. *	297,000	1,731,751
TS Financial Holding Co. Ltd.	26,024,475	14,967,079
U-Ming Marine Transport Corp.	572,000	1,119,031
Unimicron Technology Corp.	1,578,348	9,379,063
Uni-President Enterprises Corp.	5,891,676	14,360,784
United Microelectronics Corp.	13,910,850	20,300,046
Vanguard International Semiconductor Corp.	1,267,580	3,655,122
Voltronic Power Technology Corp. *	77,000	2,845,946
Walsin Lihwa Corp.	3,259,521	3,063,752
Walsin Technology Corp.	380,000	1,446,870
Wan Hai Lines Ltd.	1,078,910	2,770,755
Win Semiconductors Corp.	392,000	1,786,076
SECURITY	NUMBER OF SHARES	VALUE ($)
Winbond Electronics Corp. *	3,694,703	6,827,872
Wistron Corp.	3,595,080	16,552,145
Wiwynn Corp.	125,000	18,201,370
WPG Holdings Ltd.	1,788,000	3,891,043
WT Microelectronics Co. Ltd.	776,000	3,535,702
Yageo Corp.	1,858,764	13,917,780
Yang Ming Marine Transport Corp.	2,144,000	3,552,270
Yuanta Financial Holding Co. Ltd.	13,043,513	15,003,053
Yulon Motor Co. Ltd.	845,408	962,987
Zhen Ding Technology Holding Ltd.	775,000	3,592,879
		2,452,435,325

Thailand 1.4%
Advanced Info Service PCL NVDR	1,296,100	12,359,146
Airports of Thailand PCL NVDR	4,842,600	6,543,038
Asset World Corp. PCL NVDR	14,643,300	873,276
Bangkok Bank PCL NVDR	618,900	3,037,310
Bangkok Dusit Medical Services PCL NVDR	12,191,400	7,194,800
Bangkok Expressway & Metro PCL NVDR	9,595,690	1,654,172
Banpu PCL NVDR	12,695,833	1,774,538
Berli Jucker PCL NVDR	1,707,850	806,315
BTS Group Holdings PCL NVDR *	14,402,300	1,154,152
Bumrungrad Hospital PCL NVDR	593,300	3,123,602
Carabao Group PCL NVDR	696,100	978,367
Central Pattana PCL NVDR	3,149,500	5,233,678
Central Retail Corp. PCL NVDR	2,466,500	1,524,564
Charoen Pokphand Foods PCL NVDR	4,617,500	2,911,485
CP ALL PCL NVDR	6,063,100	8,145,025
CP Axtra PCL NVDR	1,025,410	515,970
Delta Electronics Thailand PCL NVDR	3,432,110	21,427,368
Digital Telecommunications Infrastructure Fund, Class F	8,262,500	2,361,081
Electricity Generating PCL NVDR	387,200	1,359,018
Global Power Synergy PCL NVDR	1,194,168	1,298,210
Gulf Development PCL NVDR *	5,073,356	6,421,471
Home Product Center PCL NVDR	7,789,719	1,548,508
Indorama Ventures PCL NVDR	3,007,200	1,438,449
Kasikornbank PCL NVDR	2,197,769	12,731,291
Krung Thai Bank PCL NVDR	6,361,000	5,433,375
Krungthai Card PCL NVDR	568,800	481,435
Land & Houses PCL NVDR	4,582,900	498,219
Minor International PCL NVDR	5,041,680	3,445,161
Muangthai Capital PCL NVDR	411,415	424,897
Osotspa PCL NVDR	2,639,263	1,295,243
PTT Exploration & Production PCL NVDR	1,664,304	5,505,463
PTT Global Chemical PCL NVDR	3,297,814	2,038,407
PTT Oil & Retail Business PCL NVDR	2,338,900	980,747
PTT PCL NVDR	14,844,000	14,177,761
Ratch Group PCL NVDR	1,683,950	1,542,989
SCB X PCL NVDR	1,836,700	7,416,400
SCG Packaging PCL NVDR	963,000	466,619
Siam Cement PCL NVDR	895,300	5,186,316
Siam City Cement PCL NVDR	6,300	27,591
Thai Life Insurance PCL NVDR	586,700	177,677
Thai Oil PCL NVDR	950,626	1,033,450
Thai Union Group PCL NVDR	1,433,800	578,953
TMBThanachart Bank PCL NVDR	36,441,618	2,184,573
True Corp. PCL NVDR	10,024,370	3,362,733
		162,672,843

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Turkey 0.9%
AG Anadolu Grubu Holding AS	1,370,765	900,883
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS *	955,884	577,367
Akbank TAS	3,678,136	5,606,057
Akcansa Cimento AS	76,698	231,272
Akfen Yenilenebilir Enerji AS *	478,850	190,041
Aksa Akrilik Kimya Sanayii AS	1,848,533	442,090
Aksa Enerji Uretim AS *	277,098	343,743
Alarko Holding AS	174,945	386,273
Alfa Solar Enerji Sanayi VE Ticaret AS	133,827	135,961
Anadolu Anonim Turk Sigorta Sirketi	896,642	474,888
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,238,355	831,957
Anadolu Hayat Emeklilik AS	80,914	180,846
Arcelik AS *	310,943	773,652
Aselsan Elektronik Sanayi Ve Ticaret AS	1,380,540	5,959,890
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	294,600	628,277
Aygaz AS	71,227	352,090
Baticim Bati Anadolu Cimento Sanayii AS *	3,109,293	248,846
BIM Birlesik Magazalar AS	530,350	6,703,889
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS *	46,089	480,337
Borusan Yatirim ve Pazarlama AS	11,719	624,259
Cimsa Cimento Sanayi VE Ticaret AS	502,284	541,035
Coca-Cola Icecek AS	896,512	1,084,699
CW Enerji Muhendislik Ticaret VE Sanayi AS *	224,530	132,131
Destek Finans Faktoring AS *	72,291	1,490,659
Dogan Sirketler Grubu Holding AS	922,125	370,955
Dogus Otomotiv Servis ve Ticaret AS	112,686	478,781
Efor Yatirim Sanayi Ticaret AS	562,920	296,814
EGE Endustri VE Ticaret AS	1,579	261,572
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	223,229	486,051
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,446,625	1,216,330
Enerjisa Enerji AS	276,531	521,720
Enerya Enerji AS	3,183,646	751,650
Enka Insaat ve Sanayi AS	1,199,676	2,242,200
Eregli Demir ve Celik Fabrikalari TAS	4,508,697	2,532,278
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS *	170,570	112,502
Ford Otomotiv Sanayi AS	789,925	1,759,004
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	140,152	615,933
Girsim Elektrik Sanayi Taahut Ve Ticaret AS *	162,163	164,367
Grainturk Tarim AS	38,910	249,585
Gubre Fabrikalari TAS *	108,070	795,596
Haci Omer Sabanci Holding AS	1,572,552	3,031,649
Hektas Ticaret TAS *	4,131,610	309,269
Investco Holding AS *	53,443	266,696
Is Gayrimenkul Yatirim Ortakligi AS *	589,026	263,715
Is Yatirim Menkul Degerler AS, Class A	686,434	645,352
Iskenderun Demir ve Celik AS	176,147	146,034
Kaleseramik Canakkale Kalebodur Seramik Sanayi AS *	92,861	60,592
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D *	1,067,636	630,290
Kiler Holding AS *	575,703	2,141,142
SECURITY	NUMBER OF SHARES	VALUE ($)
KOC Holding AS	1,293,644	5,127,986
Kocaer Celik Sanayi Ve Ticaret AS	323,218	79,735
Konya Cimento Sanayii AS *	1,163	129,831
Kuyumcukent Gayrimenkul Yatirimlari AS *	386,791	386,404
LDR Turizm AS	199,195	196,933
Lydia Holding AS *	148,430	607,940
Lydia Yesil Enerji Kaynaklari Anonimsirketi *	537	177,409
Margun Enerji Uretim Sanayi VE Ticaret AS *	728,465	539,801
Mavi Giyim Sanayi Ve Ticaret AS, Class B	650,370	577,460
MIA Teknoloji AS *	226,817	185,906
Migros Ticaret AS	109,152	1,338,626
MLP Saglik Hizmetleri AS *	93,776	728,443
Nuh Cimento Sanayi AS	74,551	398,530
Otokar Otomotiv Ve Savunma Sanayi AS *	47,904	517,012
Oyak Cimento Fabrikalari AS	1,286,421	698,890
Pasifik Eurasia Lojistik Dis Ticaret AS *	220,988	723,579
Pegasus Hava Tasimaciligi AS *	294,994	1,395,723
Petkim Petrokimya Holding AS *	1,689,267	675,985
Politeknik Metal Sanayi ve Ticaret AS *	633	124,417
Ral Yatirim Holding AS *	177,366	884,273
Reysas Gayrimenkul Yatirim Ortakligi AS *	413,415	195,602
Reysas Tasimacilik ve Lojistik Ticaret AS *	1,560,423	495,868
Sasa Polyester Sanayi AS *	12,830,249	881,877
Selcuk Ecza Deposu Ticaret ve Sanayi AS	197,461	318,624
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS *	205,397	120,872
Sok Marketler Ticaret AS *	344,947	373,508
TAB Gida Sanayi Ve Ticaret AS, Class A	30,194	153,449
TAV Havalimanlari Holding AS *	220,074	1,440,136
Tekfen Holding AS	232,673	372,430
Tera Yatirim Menkul Degerler AS *	272,742	1,666,017
Tofas Turk Otomobil Fabrikasi AS	164,963	892,332
Trust Anadolu Metal Madencilik Isletmeleri AS *	249,482	555,546
Turk Altin Isletmeleri AS *	1,279,470	1,052,308
Turk Hava Yollari AO	661,572	4,247,485
Turk Telekomunikasyon AS *	679,311	891,463
Turk Traktor ve Ziraat Makineleri AS	34,184	411,986
Turkcell Iletisim Hizmetleri AS	1,436,353	3,162,969
Turkiye Garanti Bankasi AS	712,160	2,328,465
Turkiye Halk Bankasi AS *	826,169	692,712
Turkiye Is Bankasi AS, Class C	9,583,060	3,061,075
Turkiye Petrol Rafinerileri AS	1,150,254	5,274,395
Turkiye Sigorta AS	1,811,308	516,755
Turkiye Sinai Kalkinma Bankasi AS *	1,662,089	503,136
Turkiye Sise ve Cam Fabrikalari AS	1,726,552	1,516,740
Turkiye Vakiflar Bankasi TAO, Class D *	770,186	521,767
Ufuk Yatirim Yonetim ve Gayrimenkul AS *	23,477	961,572
Ulker Biskuvi Sanayi AS	189,780	494,971
Vestel Beyaz Esya Sanayi ve Ticaret AS	498,088	98,486
Yapi ve Kredi Bankasi AS *	3,973,226	3,301,474

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ziraat Gayrimenkul Yatirim Ortakligi AS	1,204,047	629,197
Zorlu Enerji Elektrik Uretim AS *	1,173,769	89,519
		102,388,838

United Arab Emirates 1.8%
Abu Dhabi Commercial Bank PJSC	3,844,419	14,758,650
Abu Dhabi Islamic Bank PJSC	1,769,168	9,585,592
Abu Dhabi National Oil Co. for Distribution PJSC	3,326,268	3,486,702
Abu Dhabi Ports Co. PJSC *	1,050,782	1,250,233
ADNOC Drilling Co. PJSC	3,283,354	4,675,372
Adnoc Gas PLC	7,857,182	6,973,988
ADNOC Logistics & Services	1,991,370	3,057,932
Agility Global PLC	6,921,200	2,148,241
Air Arabia PJSC	2,894,954	3,389,276
Aldar Properties PJSC	4,542,192	10,079,057
Alpha Dhabi Holding PJSC	1,898,291	4,656,766
Americana Restaurants International PLC - Foreign Co.	3,614,210	1,702,379
Apex Investment Co. PSC *	902,411	901,711
Borouge PLC	3,720,717	2,532,582
Dubai Electricity & Water Authority PJSC	10,752,747	7,992,431
Dubai Financial Market PJSC	2,490,998	1,058,022
Dubai Investments PJSC	2,797,236	2,612,282
Dubai Islamic Bank PJSC	3,466,044	8,653,668
Emaar Development PJSC	1,063,318	4,255,762
Emaar Properties PJSC	7,486,971	27,111,566
Emirates Central Cooling Systems Corp.	3,159,962	1,342,157
Emirates NBD Bank PJSC	2,191,185	14,556,792
Emirates Telecommunications Group Co. PJSC	4,165,607	20,414,916
Fertiglobe PLC	1,518,490	996,382
First Abu Dhabi Bank PJSC	5,310,792	22,903,997
Ghitha Holding PJSC *	54,369	279,480
Lulu Retail Holdings PLC	3,209,538	1,031,149
Modon Holding PSC *	3,892,242	3,454,731
NMDC Group PJSC	239,843	1,402,678
Parkin Co. PJSC	803,393	1,224,935
Phoenix Group PLC *	2,988,133	821,709
Presight AI Holding PLC *	719,650	581,935
Pure Health Holding PJSC	2,857,474	1,960,558
Salik Co. PJSC	2,242,772	3,505,047
Space42 PLC *	1,330,479	565,105
Talabat Holding PLC	5,086,171	1,282,327
Two Point Zero Group PJSC *	4,134,193	2,881,559
		200,087,669
Total Common Stocks (Cost $6,752,115,024)		11,157,038,648

PREFERRED STOCKS 1.5% OF NET ASSETS

Brazil 1.3%
Axia Energia, Class B	276,119	3,463,890
Banco Bradesco SA	6,167,808	22,682,555
Braskem SA, A Shares *	251,691	357,997
Cia Energetica de Minas Gerais	1,851,082	3,984,025
Cia Paranaense de Energia - Copel	1,296,879	3,482,972
Gerdau SA	1,562,055	5,566,239
Isa Energia Brasil SA	371,425	1,935,953
Itau Unibanco Holding SA	6,387,070	49,774,965
Itausa SA	6,974,697	16,094,852
SECURITY	NUMBER OF SHARES	VALUE ($)
Metalurgica Gerdau SA	838,446	1,726,102
Petroleo Brasileiro SA - Petrobras	5,464,623	32,512,421
		141,581,971

Chile 0.1%
Embotelladora Andina SA, B Shares	489,277	2,225,447
Sociedad Quimica y Minera de Chile SA, B Shares *	168,693	10,896,425
		13,121,872

Colombia 0.1%
Grupo Cibest SA	526,657	8,304,143
Grupo de Inversiones Suramericana SA	106,352	1,281,716
		9,585,859

India 0.0%
TVS Motor Co. Ltd. *(a)	11,462,880	128,595
Total Preferred Stocks (Cost $121,027,576)		164,418,297

WARRANTS 0.0% OF NET ASSETS

Malaysia 0.0%
YTL Corp. Bhd.
expires 06/02/28 *(a)	1,051,207	228,658
YTL Power International Bhd.
expires 06/02/28 *(a)	583,340	171,946
		400,604
Total Warrants (Cost $0)		400,604

SHORT-TERM INVESTMENTS 1.6% OF NET ASSETS

Money Market Funds 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (d)	151,213,375	151,213,375
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (d)(e)	29,178,962	29,178,962
		180,392,337
Total Short-Term Investments (Cost $180,392,337)		180,392,337

Total Investments in Securities (Cost $7,053,534,937)		11,502,249,886

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 12/19/25	360	24,796,800	(297,817)

*	Non-income producing security.
(a)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(b)	All or a portion of this security is on loan. Securities on loan were valued at $27,497,477.
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$7,278,305,314	$—	$—	$7,278,305,314
China	3,782,539,337	—	7,302,282	3,789,841,619
Greece	88,891,715	—	0 *	88,891,715
Hong Kong	—	—	0 *	0
Russia	—	—	0 *	0
Preferred Stocks[1]	164,289,702	—	—	164,289,702
India	—	—	128,595	128,595
Warrants
Malaysia	—	—	400,604	400,604
Short-Term Investments[1]	180,392,337	—	—	180,392,337
Liabilities
Futures Contracts[2]	(297,817)	—	—	(297,817)
Total	$11,494,120,588	$—	$7,831,481	$11,501,952,069

*	Level 3 amount shown includes securities determined to have no value at November 30, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab International Equity ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In the event that international securities whose foreign exchanges have halted or suspended trading prior to the normal exchange close, the Valuation Designee may fair value securities whose prices may have been affected by those events. The Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending

Schwab International Equity ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of November 30, 2025, are disclosed in each fund’s Portfolio Holdings.
REG89451NOV25